UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04085

Fidelity Income Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Managed Retirement Income Fund℠ Fidelity Managed Retirement Income Fund℠ : FIRMX

This annual shareholder report contains information about Fidelity Managed Retirement Income Fund℠ for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Managed Retirement Income Fund℠	$ 46	0.45%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending July 31, 2025, boosted by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the incoming Trump administration in the U.S.
•Against this backdrop, asset allocation decisions contributed to the Fund's performance versus Composite indexes the past 12 months. In particular, it helped to overweight non-U.S. equities, the top-performing asset class. Lower-than-Composite exposure to U.S. investment-grade bonds contributed to a lesser extent.
•The performance of the underlying investment funds boosted relative performance, especially within U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Stock Fund stood out, as the fund's 24.63% gain topped its benchmark, the S&P 500® index (+16.33%).
•Within U.S. investment-grade bonds, Fidelity® Series Investment Grade Bond Fund gained 4.04% the past 12 months, outpacing the 3.38% advance of the Bloomberg U.S. Aggregate Bond Index.
•Conversely, the performance of the underlying non-U.S. equity funds lagged the Composite index this period. In particular, Fidelity® Series Overseas Fund (+11.45%) underperformed its benchmark, the MSCI EAFE Index (+13.08%).
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity Managed Retirement Income Fund℠	5.97%	2.48%	3.44%
Fidelity Managed Retirement Income Composite Index℠	6.12%	2.58%	3.77%
Bloomberg U.S. Aggregate Bond Index	3.38%	-1.07%	1.66%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$17,149,227
Number of Holdings	34
Total Advisory Fee	$61,557
Portfolio Turnover	52%
What did the Fund invest in?
(as of July 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 70.8
International Equity Funds - 12.1
Domestic Equity Funds - 9.4
Short-Term Funds - 7.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	18.5
Fidelity Series Government Bond Index Fund	13.5
Fidelity Series Investment Grade Bond Fund	12.6
Fidelity Series Corporate Bond Fund	8.2
Fidelity Series Investment Grade Securitized Fund	7.8
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Treasury Bill Index Fund	4.9
Fidelity Series Emerging Markets Opportunities Fund	3.3
Fidelity Series Long-Term Treasury Bond Index Fund	3.2
Fidelity Series Large Cap Value Index Fund	2.6
79.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913479.101    1887-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Managed Retirement Income Fund℠ Fidelity Managed Retirement Income Fund℠ Class K6 : FRHMX

This annual shareholder report contains information about Fidelity Managed Retirement Income Fund℠ for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 26	0.25%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending July 31, 2025, boosted by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the incoming Trump administration in the U.S.
•Against this backdrop, asset allocation decisions contributed to the Fund's performance versus Composite indexes the past 12 months. In particular, it helped to overweight non-U.S. equities, the top-performing asset class. Lower-than-Composite exposure to U.S. investment-grade bonds contributed to a lesser extent.
•The performance of the underlying investment funds boosted relative performance, especially within U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Stock Fund stood out, as the fund's 24.63% gain topped its benchmark, the S&P 500® index (+16.33%).
•Within U.S. investment-grade bonds, Fidelity® Series Investment Grade Bond Fund gained 4.04% the past 12 months, outpacing the 3.38% advance of the Bloomberg U.S. Aggregate Bond Index.
•Conversely, the performance of the underlying non-U.S. equity funds lagged the Composite index this period. In particular, Fidelity® Series Overseas Fund (+11.45%) underperformed its benchmark, the MSCI EAFE Index (+13.08%).
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 1, 2019 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	6.20%	2.69%	3.43%
Fidelity Managed Retirement Income Composite Index℠	6.12%	2.58%	3.46%
Bloomberg U.S. Aggregate Bond Index	3.38%	-1.07%	0.60%
A   From August 1, 2019

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$17,149,227
Number of Holdings	34
Total Advisory Fee	$61,557
Portfolio Turnover	52%
What did the Fund invest in?
(as of July 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 70.8
International Equity Funds - 12.1
Domestic Equity Funds - 9.4
Short-Term Funds - 7.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	18.5
Fidelity Series Government Bond Index Fund	13.5
Fidelity Series Investment Grade Bond Fund	12.6
Fidelity Series Corporate Bond Fund	8.2
Fidelity Series Investment Grade Securitized Fund	7.8
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Treasury Bill Index Fund	4.9
Fidelity Series Emerging Markets Opportunities Fund	3.3
Fidelity Series Long-Term Treasury Bond Index Fund	3.2
Fidelity Series Large Cap Value Index Fund	2.6
79.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913483.101    3477-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Managed Retirement Income Fund℠ Fidelity Managed Retirement Income Fund℠ Class K : FRKMX

This annual shareholder report contains information about Fidelity Managed Retirement Income Fund℠ for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 36	0.35%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending July 31, 2025, boosted by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the incoming Trump administration in the U.S.
•Against this backdrop, asset allocation decisions contributed to the Fund's performance versus Composite indexes the past 12 months. In particular, it helped to overweight non-U.S. equities, the top-performing asset class. Lower-than-Composite exposure to U.S. investment-grade bonds contributed to a lesser extent.
•The performance of the underlying investment funds boosted relative performance, especially within U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Stock Fund stood out, as the fund's 24.63% gain topped its benchmark, the S&P 500® index (+16.33%).
•Within U.S. investment-grade bonds, Fidelity® Series Investment Grade Bond Fund gained 4.04% the past 12 months, outpacing the 3.38% advance of the Bloomberg U.S. Aggregate Bond Index.
•Conversely, the performance of the underlying non-U.S. equity funds lagged the Composite index this period. In particular, Fidelity® Series Overseas Fund (+11.45%) underperformed its benchmark, the MSCI EAFE Index (+13.08%).
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 1, 2019 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K	6.09%	2.59%	3.32%
Fidelity Managed Retirement Income Composite Index℠	6.12%	2.58%	3.46%
Bloomberg U.S. Aggregate Bond Index	3.38%	-1.07%	0.60%
A   From August 1, 2019

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$17,149,227
Number of Holdings	34
Total Advisory Fee	$61,557
Portfolio Turnover	52%
What did the Fund invest in?
(as of July 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 70.8
International Equity Funds - 12.1
Domestic Equity Funds - 9.4
Short-Term Funds - 7.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	18.5
Fidelity Series Government Bond Index Fund	13.5
Fidelity Series Investment Grade Bond Fund	12.6
Fidelity Series Corporate Bond Fund	8.2
Fidelity Series Investment Grade Securitized Fund	7.8
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Treasury Bill Index Fund	4.9
Fidelity Series Emerging Markets Opportunities Fund	3.3
Fidelity Series Long-Term Treasury Bond Index Fund	3.2
Fidelity Series Large Cap Value Index Fund	2.6
79.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913482.101    3471-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Managed Retirement Income Fund℠ Fidelity Advisor Managed Retirement Income Fund℠ Class I : FRIMX

This annual shareholder report contains information about Fidelity Managed Retirement Income Fund℠ for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 46	0.45%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending July 31, 2025, boosted by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the incoming Trump administration in the U.S.
•Against this backdrop, asset allocation decisions contributed to the Fund's performance versus Composite indexes the past 12 months. In particular, it helped to overweight non-U.S. equities, the top-performing asset class. Lower-than-Composite exposure to U.S. investment-grade bonds contributed to a lesser extent.
•The performance of the underlying investment funds boosted relative performance, especially within U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Stock Fund stood out, as the fund's 24.63% gain topped its benchmark, the S&P 500® index (+16.33%).
•Within U.S. investment-grade bonds, Fidelity® Series Investment Grade Bond Fund gained 4.04% the past 12 months, outpacing the 3.38% advance of the Bloomberg U.S. Aggregate Bond Index.
•Conversely, the performance of the underlying non-U.S. equity funds lagged the Composite index this period. In particular, Fidelity® Series Overseas Fund (+11.45%) underperformed its benchmark, the MSCI EAFE Index (+13.08%).
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	5.99%	2.48%	3.45%
Fidelity Managed Retirement Income Composite Index℠	6.12%	2.58%	3.77%
Bloomberg U.S. Aggregate Bond Index	3.38%	-1.07%	1.66%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$17,149,227
Number of Holdings	34
Total Advisory Fee	$61,557
Portfolio Turnover	52%
What did the Fund invest in?
(as of July 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 70.8
International Equity Funds - 12.1
Domestic Equity Funds - 9.4
Short-Term Funds - 7.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	18.5
Fidelity Series Government Bond Index Fund	13.5
Fidelity Series Investment Grade Bond Fund	12.6
Fidelity Series Corporate Bond Fund	8.2
Fidelity Series Investment Grade Securitized Fund	7.8
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Treasury Bill Index Fund	4.9
Fidelity Series Emerging Markets Opportunities Fund	3.3
Fidelity Series Long-Term Treasury Bond Index Fund	3.2
Fidelity Series Large Cap Value Index Fund	2.6
79.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913481.101    1920-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Managed Retirement Income Fund℠ Fidelity Advisor Managed Retirement Income Fund℠ Class A : FRAMX

This annual shareholder report contains information about Fidelity Managed Retirement Income Fund℠ for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 72	0.70%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending July 31, 2025, boosted by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the incoming Trump administration in the U.S.
•Against this backdrop, asset allocation decisions contributed to the Fund's performance versus Composite indexes the past 12 months. In particular, it helped to overweight non-U.S. equities, the top-performing asset class. Lower-than-Composite exposure to U.S. investment-grade bonds contributed to a lesser extent.
•The performance of the underlying investment funds boosted relative performance, especially within U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Stock Fund stood out, as the fund's 24.63% gain topped its benchmark, the S&P 500® index (+16.33%).
•Within U.S. investment-grade bonds, Fidelity® Series Investment Grade Bond Fund gained 4.04% the past 12 months, outpacing the 3.38% advance of the Bloomberg U.S. Aggregate Bond Index.
•Conversely, the performance of the underlying non-U.S. equity funds lagged the Composite index this period. In particular, Fidelity® Series Overseas Fund (+11.45%) underperformed its benchmark, the MSCI EAFE Index (+13.08%).
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	-0.37%	1.02%	2.58%
Class A (without 5.75% sales charge)	5.71%	2.23%	3.19%
Fidelity Managed Retirement Income Composite Index℠	6.12%	2.58%	3.77%
Bloomberg U.S. Aggregate Bond Index	3.38%	-1.07%	1.66%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$17,149,227
Number of Holdings	34
Total Advisory Fee	$61,557
Portfolio Turnover	52%
What did the Fund invest in?
(as of July 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 70.8
International Equity Funds - 12.1
Domestic Equity Funds - 9.4
Short-Term Funds - 7.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	18.5
Fidelity Series Government Bond Index Fund	13.5
Fidelity Series Investment Grade Bond Fund	12.6
Fidelity Series Corporate Bond Fund	8.2
Fidelity Series Investment Grade Securitized Fund	7.8
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Treasury Bill Index Fund	4.9
Fidelity Series Emerging Markets Opportunities Fund	3.3
Fidelity Series Long-Term Treasury Bond Index Fund	3.2
Fidelity Series Large Cap Value Index Fund	2.6
79.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913480.101    1917-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Managed Retirement 2035 Fund℠ Fidelity Managed Retirement 2035 Fund℠ : FMRTX

This annual shareholder report contains information about Fidelity Managed Retirement 2035 Fund℠ for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Managed Retirement 2035 Fund℠	$ 50	0.48%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending July 31, 2025, boosted by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the incoming Trump administration in the U.S.
•Against this backdrop, asset allocation decisions contributed to the Fund's performance versus Composite indexes the past 12 months. In particular, it helped to overweight non-U.S. equities, the top-performing asset class. Lower-than-Composite exposure to U.S. investment-grade bonds contributed to a lesser extent.
•The performance of the underlying investment funds boosted relative performance, especially within U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Stock Fund stood out, as the fund's 24.63% gain topped its benchmark, the S&P 500® index (+16.33%).
•Within U.S. investment-grade bonds, Fidelity® Series Investment Grade Bond Fund gained 4.04% the past 12 months, outpacing the 3.38% advance of the Bloomberg U.S. Aggregate Bond Index.
•Conversely, the performance of the underlying non-U.S. equity funds lagged the Composite index this period. In particular, Fidelity® Series Overseas Fund (+11.45%) underperformed its benchmark, the MSCI EAFE Index (+13.08%).
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
December 15, 2022 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity Managed Retirement 2035 Fund℠	8.71%	10.42%
Fidelity Managed Retirement 2035 Composite Index℠	8.97%	10.43%
Bloomberg U.S. Aggregate Bond Index	3.38%	3.06%
A   From December 15, 2022

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$22,855,429
Number of Holdings	33
Total Advisory Fee	$51,824
Portfolio Turnover	54%
What did the Fund invest in?
(as of July 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 47.5
Domestic Equity Funds - 26.9
International Equity Funds - 23.7
Short-Term Funds - 1.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	9.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.6
Fidelity Series Investment Grade Bond Fund	8.5
Fidelity Series Large Cap Value Index Fund	7.5
Fidelity Series Blue Chip Growth Fund	6.3
Fidelity Series Emerging Markets Opportunities Fund	6.0
Fidelity Series Corporate Bond Fund	5.6
Fidelity Series Investment Grade Securitized Fund	5.2
Fidelity Series Long-Term Treasury Bond Index Fund	4.8
Fidelity Series International Developed Markets Bond Index Fund	4.7
66.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913574.101    7303-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Managed Retirement 2035 Fund℠ Fidelity Managed Retirement 2035 Fund℠ Class K6 : FMRJX

This annual shareholder report contains information about Fidelity Managed Retirement 2035 Fund℠ for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 29	0.28%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending July 31, 2025, boosted by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the incoming Trump administration in the U.S.
•Against this backdrop, asset allocation decisions contributed to the Fund's performance versus Composite indexes the past 12 months. In particular, it helped to overweight non-U.S. equities, the top-performing asset class. Lower-than-Composite exposure to U.S. investment-grade bonds contributed to a lesser extent.
•The performance of the underlying investment funds boosted relative performance, especially within U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Stock Fund stood out, as the fund's 24.63% gain topped its benchmark, the S&P 500® index (+16.33%).
•Within U.S. investment-grade bonds, Fidelity® Series Investment Grade Bond Fund gained 4.04% the past 12 months, outpacing the 3.38% advance of the Bloomberg U.S. Aggregate Bond Index.
•Conversely, the performance of the underlying non-U.S. equity funds lagged the Composite index this period. In particular, Fidelity® Series Overseas Fund (+11.45%) underperformed its benchmark, the MSCI EAFE Index (+13.08%).
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
December 15, 2022 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K6	8.89%	10.65%
Fidelity Managed Retirement 2035 Composite Index℠	8.97%	10.43%
Bloomberg U.S. Aggregate Bond Index	3.38%	3.06%
A   From December 15, 2022

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$22,855,429
Number of Holdings	33
Total Advisory Fee	$51,824
Portfolio Turnover	54%
What did the Fund invest in?
(as of July 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 47.5
Domestic Equity Funds - 26.9
International Equity Funds - 23.7
Short-Term Funds - 1.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	9.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.6
Fidelity Series Investment Grade Bond Fund	8.5
Fidelity Series Large Cap Value Index Fund	7.5
Fidelity Series Blue Chip Growth Fund	6.3
Fidelity Series Emerging Markets Opportunities Fund	6.0
Fidelity Series Corporate Bond Fund	5.6
Fidelity Series Investment Grade Securitized Fund	5.2
Fidelity Series Long-Term Treasury Bond Index Fund	4.8
Fidelity Series International Developed Markets Bond Index Fund	4.7
66.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913579.101    7308-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Managed Retirement 2035 Fund℠ Fidelity Managed Retirement 2035 Fund℠ Class K : FMRZX

This annual shareholder report contains information about Fidelity Managed Retirement 2035 Fund℠ for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 40	0.38%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending July 31, 2025, boosted by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the incoming Trump administration in the U.S.
•Against this backdrop, asset allocation decisions contributed to the Fund's performance versus Composite indexes the past 12 months. In particular, it helped to overweight non-U.S. equities, the top-performing asset class. Lower-than-Composite exposure to U.S. investment-grade bonds contributed to a lesser extent.
•The performance of the underlying investment funds boosted relative performance, especially within U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Stock Fund stood out, as the fund's 24.63% gain topped its benchmark, the S&P 500® index (+16.33%).
•Within U.S. investment-grade bonds, Fidelity® Series Investment Grade Bond Fund gained 4.04% the past 12 months, outpacing the 3.38% advance of the Bloomberg U.S. Aggregate Bond Index.
•Conversely, the performance of the underlying non-U.S. equity funds lagged the Composite index this period. In particular, Fidelity® Series Overseas Fund (+11.45%) underperformed its benchmark, the MSCI EAFE Index (+13.08%).
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
December 15, 2022 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K	8.77%	10.52%
Fidelity Managed Retirement 2035 Composite Index℠	8.97%	10.43%
Bloomberg U.S. Aggregate Bond Index	3.38%	3.06%
A   From December 15, 2022

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$22,855,429
Number of Holdings	33
Total Advisory Fee	$51,824
Portfolio Turnover	54%
What did the Fund invest in?
(as of July 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 47.5
Domestic Equity Funds - 26.9
International Equity Funds - 23.7
Short-Term Funds - 1.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	9.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.6
Fidelity Series Investment Grade Bond Fund	8.5
Fidelity Series Large Cap Value Index Fund	7.5
Fidelity Series Blue Chip Growth Fund	6.3
Fidelity Series Emerging Markets Opportunities Fund	6.0
Fidelity Series Corporate Bond Fund	5.6
Fidelity Series Investment Grade Securitized Fund	5.2
Fidelity Series Long-Term Treasury Bond Index Fund	4.8
Fidelity Series International Developed Markets Bond Index Fund	4.7
66.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913578.101    7307-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Managed Retirement 2035 Fund℠ Fidelity Advisor Managed Retirement 2035 Fund℠ Class I : FMRYX

This annual shareholder report contains information about Fidelity Managed Retirement 2035 Fund℠ for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 50	0.48%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending July 31, 2025, boosted by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the incoming Trump administration in the U.S.
•Against this backdrop, asset allocation decisions contributed to the Fund's performance versus Composite indexes the past 12 months. In particular, it helped to overweight non-U.S. equities, the top-performing asset class. Lower-than-Composite exposure to U.S. investment-grade bonds contributed to a lesser extent.
•The performance of the underlying investment funds boosted relative performance, especially within U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Stock Fund stood out, as the fund's 24.63% gain topped its benchmark, the S&P 500® index (+16.33%).
•Within U.S. investment-grade bonds, Fidelity® Series Investment Grade Bond Fund gained 4.04% the past 12 months, outpacing the 3.38% advance of the Bloomberg U.S. Aggregate Bond Index.
•Conversely, the performance of the underlying non-U.S. equity funds lagged the Composite index this period. In particular, Fidelity® Series Overseas Fund (+11.45%) underperformed its benchmark, the MSCI EAFE Index (+13.08%).
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
December 15, 2022 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class I	8.57%	10.40%
Fidelity Managed Retirement 2035 Composite Index℠	8.97%	10.43%
Bloomberg U.S. Aggregate Bond Index	3.38%	3.06%
A   From December 15, 2022

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$22,855,429
Number of Holdings	33
Total Advisory Fee	$51,824
Portfolio Turnover	54%
What did the Fund invest in?
(as of July 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 47.5
Domestic Equity Funds - 26.9
International Equity Funds - 23.7
Short-Term Funds - 1.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	9.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.6
Fidelity Series Investment Grade Bond Fund	8.5
Fidelity Series Large Cap Value Index Fund	7.5
Fidelity Series Blue Chip Growth Fund	6.3
Fidelity Series Emerging Markets Opportunities Fund	6.0
Fidelity Series Corporate Bond Fund	5.6
Fidelity Series Investment Grade Securitized Fund	5.2
Fidelity Series Long-Term Treasury Bond Index Fund	4.8
Fidelity Series International Developed Markets Bond Index Fund	4.7
66.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913577.101    7306-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Managed Retirement 2035 Fund℠ Fidelity Advisor Managed Retirement 2035 Fund℠ Class A : FMRUX

This annual shareholder report contains information about Fidelity Managed Retirement 2035 Fund℠ for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 76	0.73%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending July 31, 2025, boosted by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the incoming Trump administration in the U.S.
•Against this backdrop, asset allocation decisions contributed to the Fund's performance versus Composite indexes the past 12 months. In particular, it helped to overweight non-U.S. equities, the top-performing asset class. Lower-than-Composite exposure to U.S. investment-grade bonds contributed to a lesser extent.
•The performance of the underlying investment funds boosted relative performance, especially within U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Stock Fund stood out, as the fund's 24.63% gain topped its benchmark, the S&P 500® index (+16.33%).
•Within U.S. investment-grade bonds, Fidelity® Series Investment Grade Bond Fund gained 4.04% the past 12 months, outpacing the 3.38% advance of the Bloomberg U.S. Aggregate Bond Index.
•Conversely, the performance of the underlying non-U.S. equity funds lagged the Composite index this period. In particular, Fidelity® Series Overseas Fund (+11.45%) underperformed its benchmark, the MSCI EAFE Index (+13.08%).
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
December 15, 2022 through July 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	2.09%	7.68%
Class A (without 5.75% sales charge)	8.32%	10.14%
Fidelity Managed Retirement 2035 Composite Index℠	8.97%	10.43%
Bloomberg U.S. Aggregate Bond Index	3.38%	3.06%
A   From December 15, 2022

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$22,855,429
Number of Holdings	33
Total Advisory Fee	$51,824
Portfolio Turnover	54%
What did the Fund invest in?
(as of July 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 47.5
Domestic Equity Funds - 26.9
International Equity Funds - 23.7
Short-Term Funds - 1.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	9.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.6
Fidelity Series Investment Grade Bond Fund	8.5
Fidelity Series Large Cap Value Index Fund	7.5
Fidelity Series Blue Chip Growth Fund	6.3
Fidelity Series Emerging Markets Opportunities Fund	6.0
Fidelity Series Corporate Bond Fund	5.6
Fidelity Series Investment Grade Securitized Fund	5.2
Fidelity Series Long-Term Treasury Bond Index Fund	4.8
Fidelity Series International Developed Markets Bond Index Fund	4.7
66.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913575.101    7304-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Managed Retirement 2030 Fund℠ Fidelity Managed Retirement 2030 Fund℠ : FMRAX

This annual shareholder report contains information about Fidelity Managed Retirement 2030 Fund℠ for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Managed Retirement 2030 Fund℠	$ 50	0.48%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending July 31, 2025, boosted by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the incoming Trump administration in the U.S.
•Against this backdrop, asset allocation decisions contributed to the Fund's performance versus Composite indexes the past 12 months. In particular, it helped to overweight non-U.S. equities, the top-performing asset class. Lower-than-Composite exposure to U.S. investment-grade bonds contributed to a lesser extent.
•The performance of the underlying investment funds boosted relative performance, especially within U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Stock Fund stood out, as the fund's 24.63% gain topped its benchmark, the S&P 500® index (+16.33%).
•Within U.S. investment-grade bonds, Fidelity® Series Investment Grade Bond Fund gained 4.04% the past 12 months, outpacing the 3.38% advance of the Bloomberg U.S. Aggregate Bond Index.
•Conversely, the performance of the underlying non-U.S. equity funds lagged the Composite index this period. In particular, Fidelity® Series Overseas Fund (+11.45%) underperformed its benchmark, the MSCI EAFE Index (+13.08%).
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 16, 2019 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity Managed Retirement 2030 Fund℠	8.27%	5.75%	6.43%
Fidelity Managed Retirement 2030 Composite Index℠	8.54%	5.64%	6.41%
Bloomberg U.S. Aggregate Bond Index	3.38%	-1.07%	0.33%
A   From August 16, 2019

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$46,503,029
Number of Holdings	34
Total Advisory Fee	$195,892
Portfolio Turnover	59%
What did the Fund invest in?
(as of July 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 51.9
Domestic Equity Funds - 24.3
International Equity Funds - 22.0
Short-Term Funds - 1.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	10.1
Fidelity Series Investment Grade Bond Fund	9.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.9
Fidelity Series Large Cap Value Index Fund	6.8
Fidelity Series Corporate Bond Fund	6.2
Fidelity Series Investment Grade Securitized Fund	5.9
Fidelity Series Blue Chip Growth Fund	5.7
Fidelity Series Emerging Markets Opportunities Fund	5.7
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	4.2
66.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913558.101    4500-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Managed Retirement 2030 Fund℠ Fidelity Managed Retirement 2030 Fund℠ Class K6 : FMRFX

This annual shareholder report contains information about Fidelity Managed Retirement 2030 Fund℠ for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 29	0.28%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending July 31, 2025, boosted by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the incoming Trump administration in the U.S.
•Against this backdrop, asset allocation decisions contributed to the Fund's performance versus Composite indexes the past 12 months. In particular, it helped to overweight non-U.S. equities, the top-performing asset class. Lower-than-Composite exposure to U.S. investment-grade bonds contributed to a lesser extent.
•The performance of the underlying investment funds boosted relative performance, especially within U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Stock Fund stood out, as the fund's 24.63% gain topped its benchmark, the S&P 500® index (+16.33%).
•Within U.S. investment-grade bonds, Fidelity® Series Investment Grade Bond Fund gained 4.04% the past 12 months, outpacing the 3.38% advance of the Bloomberg U.S. Aggregate Bond Index.
•Conversely, the performance of the underlying non-U.S. equity funds lagged the Composite index this period. In particular, Fidelity® Series Overseas Fund (+11.45%) underperformed its benchmark, the MSCI EAFE Index (+13.08%).
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 16, 2019 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	8.48%	5.93%	6.63%
Fidelity Managed Retirement 2030 Composite Index℠	8.54%	5.64%	6.41%
Bloomberg U.S. Aggregate Bond Index	3.38%	-1.07%	0.33%
A   From August 16, 2019

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$46,503,029
Number of Holdings	34
Total Advisory Fee	$195,892
Portfolio Turnover	59%
What did the Fund invest in?
(as of July 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 51.9
Domestic Equity Funds - 24.3
International Equity Funds - 22.0
Short-Term Funds - 1.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	10.1
Fidelity Series Investment Grade Bond Fund	9.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.9
Fidelity Series Large Cap Value Index Fund	6.8
Fidelity Series Corporate Bond Fund	6.2
Fidelity Series Investment Grade Securitized Fund	5.9
Fidelity Series Blue Chip Growth Fund	5.7
Fidelity Series Emerging Markets Opportunities Fund	5.7
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	4.2
66.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913560.101    4502-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Managed Retirement 2030 Fund℠ Fidelity Managed Retirement 2030 Fund℠ Class K : FMREX

This annual shareholder report contains information about Fidelity Managed Retirement 2030 Fund℠ for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 40	0.38%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending July 31, 2025, boosted by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the incoming Trump administration in the U.S.
•Against this backdrop, asset allocation decisions contributed to the Fund's performance versus Composite indexes the past 12 months. In particular, it helped to overweight non-U.S. equities, the top-performing asset class. Lower-than-Composite exposure to U.S. investment-grade bonds contributed to a lesser extent.
•The performance of the underlying investment funds boosted relative performance, especially within U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Stock Fund stood out, as the fund's 24.63% gain topped its benchmark, the S&P 500® index (+16.33%).
•Within U.S. investment-grade bonds, Fidelity® Series Investment Grade Bond Fund gained 4.04% the past 12 months, outpacing the 3.38% advance of the Bloomberg U.S. Aggregate Bond Index.
•Conversely, the performance of the underlying non-U.S. equity funds lagged the Composite index this period. In particular, Fidelity® Series Overseas Fund (+11.45%) underperformed its benchmark, the MSCI EAFE Index (+13.08%).
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 16, 2019 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K	8.34%	5.84%	6.53%
Fidelity Managed Retirement 2030 Composite Index℠	8.54%	5.64%	6.41%
Bloomberg U.S. Aggregate Bond Index	3.38%	-1.07%	0.33%
A   From August 16, 2019

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$46,503,029
Number of Holdings	34
Total Advisory Fee	$195,892
Portfolio Turnover	59%
What did the Fund invest in?
(as of July 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 51.9
Domestic Equity Funds - 24.3
International Equity Funds - 22.0
Short-Term Funds - 1.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	10.1
Fidelity Series Investment Grade Bond Fund	9.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.9
Fidelity Series Large Cap Value Index Fund	6.8
Fidelity Series Corporate Bond Fund	6.2
Fidelity Series Investment Grade Securitized Fund	5.9
Fidelity Series Blue Chip Growth Fund	5.7
Fidelity Series Emerging Markets Opportunities Fund	5.7
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	4.2
66.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913559.101    4501-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Managed Retirement 2030 Fund℠ Fidelity Advisor Managed Retirement 2030 Fund℠ Class I : FMRDX

This annual shareholder report contains information about Fidelity Managed Retirement 2030 Fund℠ for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 50	0.48%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending July 31, 2025, boosted by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the incoming Trump administration in the U.S.
•Against this backdrop, asset allocation decisions contributed to the Fund's performance versus Composite indexes the past 12 months. In particular, it helped to overweight non-U.S. equities, the top-performing asset class. Lower-than-Composite exposure to U.S. investment-grade bonds contributed to a lesser extent.
•The performance of the underlying investment funds boosted relative performance, especially within U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Stock Fund stood out, as the fund's 24.63% gain topped its benchmark, the S&P 500® index (+16.33%).
•Within U.S. investment-grade bonds, Fidelity® Series Investment Grade Bond Fund gained 4.04% the past 12 months, outpacing the 3.38% advance of the Bloomberg U.S. Aggregate Bond Index.
•Conversely, the performance of the underlying non-U.S. equity funds lagged the Composite index this period. In particular, Fidelity® Series Overseas Fund (+11.45%) underperformed its benchmark, the MSCI EAFE Index (+13.08%).
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 16, 2019 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class I	8.27%	5.73%	6.42%
Fidelity Managed Retirement 2030 Composite Index℠	8.54%	5.64%	6.41%
Bloomberg U.S. Aggregate Bond Index	3.38%	-1.07%	0.33%
A   From August 16, 2019

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$46,503,029
Number of Holdings	34
Total Advisory Fee	$195,892
Portfolio Turnover	59%
What did the Fund invest in?
(as of July 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 51.9
Domestic Equity Funds - 24.3
International Equity Funds - 22.0
Short-Term Funds - 1.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	10.1
Fidelity Series Investment Grade Bond Fund	9.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.9
Fidelity Series Large Cap Value Index Fund	6.8
Fidelity Series Corporate Bond Fund	6.2
Fidelity Series Investment Grade Securitized Fund	5.9
Fidelity Series Blue Chip Growth Fund	5.7
Fidelity Series Emerging Markets Opportunities Fund	5.7
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	4.2
66.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913557.101    3500-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Managed Retirement 2030 Fund℠ Fidelity Advisor Managed Retirement 2030 Fund℠ Class A : FMRBX

This annual shareholder report contains information about Fidelity Managed Retirement 2030 Fund℠ for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 76	0.73%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending July 31, 2025, boosted by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the incoming Trump administration in the U.S.
•Against this backdrop, asset allocation decisions contributed to the Fund's performance versus Composite indexes the past 12 months. In particular, it helped to overweight non-U.S. equities, the top-performing asset class. Lower-than-Composite exposure to U.S. investment-grade bonds contributed to a lesser extent.
•The performance of the underlying investment funds boosted relative performance, especially within U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Stock Fund stood out, as the fund's 24.63% gain topped its benchmark, the S&P 500® index (+16.33%).
•Within U.S. investment-grade bonds, Fidelity® Series Investment Grade Bond Fund gained 4.04% the past 12 months, outpacing the 3.38% advance of the Bloomberg U.S. Aggregate Bond Index.
•Conversely, the performance of the underlying non-U.S. equity funds lagged the Composite index this period. In particular, Fidelity® Series Overseas Fund (+11.45%) underperformed its benchmark, the MSCI EAFE Index (+13.08%).
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 16, 2019 through July 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	1.73%	4.21%	5.10%
Class A (without 5.75% sales charge)	7.94%	5.45%	6.15%
Fidelity Managed Retirement 2030 Composite Index℠	8.54%	5.64%	6.41%
Bloomberg U.S. Aggregate Bond Index	3.38%	-1.07%	0.33%
A   From August 16, 2019

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$46,503,029
Number of Holdings	34
Total Advisory Fee	$195,892
Portfolio Turnover	59%
What did the Fund invest in?
(as of July 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 51.9
Domestic Equity Funds - 24.3
International Equity Funds - 22.0
Short-Term Funds - 1.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	10.1
Fidelity Series Investment Grade Bond Fund	9.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.9
Fidelity Series Large Cap Value Index Fund	6.8
Fidelity Series Corporate Bond Fund	6.2
Fidelity Series Investment Grade Securitized Fund	5.9
Fidelity Series Blue Chip Growth Fund	5.7
Fidelity Series Emerging Markets Opportunities Fund	5.7
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	4.2
66.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913556.101    3499-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Managed Retirement 2025 Fund℠ Fidelity Managed Retirement 2025 Fund℠ : FIXRX

This annual shareholder report contains information about Fidelity Managed Retirement 2025 Fund℠ for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Managed Retirement 2025 Fund℠	$ 49	0.47%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending July 31, 2025, boosted by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the incoming Trump administration in the U.S.
•Against this backdrop, asset allocation decisions contributed to the Fund's performance versus Composite indexes the past 12 months. In particular, it helped to overweight non-U.S. equities, the top-performing asset class. Lower-than-Composite exposure to U.S. investment-grade bonds contributed to a lesser extent.
•The performance of the underlying investment funds boosted relative performance, especially within U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Stock Fund stood out, as the fund's 24.63% gain topped its benchmark, the S&P 500® index (+16.33%).
•Within U.S. investment-grade bonds, Fidelity® Series Investment Grade Bond Fund gained 4.04% the past 12 months, outpacing the 3.38% advance of the Bloomberg U.S. Aggregate Bond Index.
•Conversely, the performance of the underlying non-U.S. equity funds lagged the Composite index this period. In particular, Fidelity® Series Overseas Fund (+11.45%) underperformed its benchmark, the MSCI EAFE Index (+13.08%).
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity Managed Retirement 2025 Fund℠	7.77%	5.19%	5.65%
Fidelity Managed Retirement 2025 Composite Index℠	8.02%	5.12%	6.03%
Bloomberg U.S. Aggregate Bond Index	3.38%	-1.07%	1.66%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$56,369,745
Number of Holdings	34
Total Advisory Fee	$222,428
Portfolio Turnover	45%
What did the Fund invest in?
(as of July 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 57.3
Domestic Equity Funds - 21.0
International Equity Funds - 19.8
Short-Term Funds - 1.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	10.9
Fidelity Series Investment Grade Bond Fund	10.3
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	7.0
Fidelity Series Corporate Bond Fund	6.7
Fidelity Series Investment Grade Securitized Fund	6.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.1
Fidelity Series Large Cap Value Index Fund	5.9
Fidelity Series Emerging Markets Opportunities Fund	5.1
Fidelity Series Blue Chip Growth Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	4.9
68.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913506.101    1996-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Managed Retirement 2025 Fund℠ Fidelity Managed Retirement 2025 Fund℠ Class K6 : FHRFX

This annual shareholder report contains information about Fidelity Managed Retirement 2025 Fund℠ for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 28	0.27%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending July 31, 2025, boosted by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the incoming Trump administration in the U.S.
•Against this backdrop, asset allocation decisions contributed to the Fund's performance versus Composite indexes the past 12 months. In particular, it helped to overweight non-U.S. equities, the top-performing asset class. Lower-than-Composite exposure to U.S. investment-grade bonds contributed to a lesser extent.
•The performance of the underlying investment funds boosted relative performance, especially within U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Stock Fund stood out, as the fund's 24.63% gain topped its benchmark, the S&P 500® index (+16.33%).
•Within U.S. investment-grade bonds, Fidelity® Series Investment Grade Bond Fund gained 4.04% the past 12 months, outpacing the 3.38% advance of the Bloomberg U.S. Aggregate Bond Index.
•Conversely, the performance of the underlying non-U.S. equity funds lagged the Composite index this period. In particular, Fidelity® Series Overseas Fund (+11.45%) underperformed its benchmark, the MSCI EAFE Index (+13.08%).
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 1, 2019 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	7.97%	5.40%	5.94%
Fidelity Managed Retirement 2025 Composite Index℠	8.02%	5.12%	5.77%
Bloomberg U.S. Aggregate Bond Index	3.38%	-1.07%	0.60%
A   From August 1, 2019

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$56,369,745
Number of Holdings	34
Total Advisory Fee	$222,428
Portfolio Turnover	45%
What did the Fund invest in?
(as of July 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 57.3
Domestic Equity Funds - 21.0
International Equity Funds - 19.8
Short-Term Funds - 1.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	10.9
Fidelity Series Investment Grade Bond Fund	10.3
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	7.0
Fidelity Series Corporate Bond Fund	6.7
Fidelity Series Investment Grade Securitized Fund	6.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.1
Fidelity Series Large Cap Value Index Fund	5.9
Fidelity Series Emerging Markets Opportunities Fund	5.1
Fidelity Series Blue Chip Growth Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	4.9
68.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913510.101    3482-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Managed Retirement 2025 Fund℠ Fidelity Managed Retirement 2025 Fund℠ Class K : FKRFX

This annual shareholder report contains information about Fidelity Managed Retirement 2025 Fund℠ for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 39	0.37%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending July 31, 2025, boosted by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the incoming Trump administration in the U.S.
•Against this backdrop, asset allocation decisions contributed to the Fund's performance versus Composite indexes the past 12 months. In particular, it helped to overweight non-U.S. equities, the top-performing asset class. Lower-than-Composite exposure to U.S. investment-grade bonds contributed to a lesser extent.
•The performance of the underlying investment funds boosted relative performance, especially within U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Stock Fund stood out, as the fund's 24.63% gain topped its benchmark, the S&P 500® index (+16.33%).
•Within U.S. investment-grade bonds, Fidelity® Series Investment Grade Bond Fund gained 4.04% the past 12 months, outpacing the 3.38% advance of the Bloomberg U.S. Aggregate Bond Index.
•Conversely, the performance of the underlying non-U.S. equity funds lagged the Composite index this period. In particular, Fidelity® Series Overseas Fund (+11.45%) underperformed its benchmark, the MSCI EAFE Index (+13.08%).
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 1, 2019 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K	7.86%	5.29%	5.84%
Fidelity Managed Retirement 2025 Composite Index℠	8.02%	5.12%	5.77%
Bloomberg U.S. Aggregate Bond Index	3.38%	-1.07%	0.60%
A   From August 1, 2019

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$56,369,745
Number of Holdings	34
Total Advisory Fee	$222,428
Portfolio Turnover	45%
What did the Fund invest in?
(as of July 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 57.3
Domestic Equity Funds - 21.0
International Equity Funds - 19.8
Short-Term Funds - 1.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	10.9
Fidelity Series Investment Grade Bond Fund	10.3
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	7.0
Fidelity Series Corporate Bond Fund	6.7
Fidelity Series Investment Grade Securitized Fund	6.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.1
Fidelity Series Large Cap Value Index Fund	5.9
Fidelity Series Emerging Markets Opportunities Fund	5.1
Fidelity Series Blue Chip Growth Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	4.9
68.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913509.101    3476-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Managed Retirement 2025 Fund℠ Fidelity Advisor Managed Retirement 2025 Fund℠ Class I : FIRFX

This annual shareholder report contains information about Fidelity Managed Retirement 2025 Fund℠ for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 49	0.47%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending July 31, 2025, boosted by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the incoming Trump administration in the U.S.
•Against this backdrop, asset allocation decisions contributed to the Fund's performance versus Composite indexes the past 12 months. In particular, it helped to overweight non-U.S. equities, the top-performing asset class. Lower-than-Composite exposure to U.S. investment-grade bonds contributed to a lesser extent.
•The performance of the underlying investment funds boosted relative performance, especially within U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Stock Fund stood out, as the fund's 24.63% gain topped its benchmark, the S&P 500® index (+16.33%).
•Within U.S. investment-grade bonds, Fidelity® Series Investment Grade Bond Fund gained 4.04% the past 12 months, outpacing the 3.38% advance of the Bloomberg U.S. Aggregate Bond Index.
•Conversely, the performance of the underlying non-U.S. equity funds lagged the Composite index this period. In particular, Fidelity® Series Overseas Fund (+11.45%) underperformed its benchmark, the MSCI EAFE Index (+13.08%).
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	7.77%	5.19%	5.65%
Fidelity Managed Retirement 2025 Composite Index℠	8.02%	5.12%	6.03%
Bloomberg U.S. Aggregate Bond Index	3.38%	-1.07%	1.66%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$56,369,745
Number of Holdings	34
Total Advisory Fee	$222,428
Portfolio Turnover	45%
What did the Fund invest in?
(as of July 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 57.3
Domestic Equity Funds - 21.0
International Equity Funds - 19.8
Short-Term Funds - 1.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	10.9
Fidelity Series Investment Grade Bond Fund	10.3
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	7.0
Fidelity Series Corporate Bond Fund	6.7
Fidelity Series Investment Grade Securitized Fund	6.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.1
Fidelity Series Large Cap Value Index Fund	5.9
Fidelity Series Emerging Markets Opportunities Fund	5.1
Fidelity Series Blue Chip Growth Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	4.9
68.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913508.101    2008-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Managed Retirement 2025 Fund℠ Fidelity Advisor Managed Retirement 2025 Fund℠ Class A : FARFX

This annual shareholder report contains information about Fidelity Managed Retirement 2025 Fund℠ for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 75	0.72%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending July 31, 2025, boosted by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the incoming Trump administration in the U.S.
•Against this backdrop, asset allocation decisions contributed to the Fund's performance versus Composite indexes the past 12 months. In particular, it helped to overweight non-U.S. equities, the top-performing asset class. Lower-than-Composite exposure to U.S. investment-grade bonds contributed to a lesser extent.
•The performance of the underlying investment funds boosted relative performance, especially within U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Stock Fund stood out, as the fund's 24.63% gain topped its benchmark, the S&P 500® index (+16.33%).
•Within U.S. investment-grade bonds, Fidelity® Series Investment Grade Bond Fund gained 4.04% the past 12 months, outpacing the 3.38% advance of the Bloomberg U.S. Aggregate Bond Index.
•Conversely, the performance of the underlying non-U.S. equity funds lagged the Composite index this period. In particular, Fidelity® Series Overseas Fund (+11.45%) underperformed its benchmark, the MSCI EAFE Index (+13.08%).
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	1.32%	3.69%	4.76%
Class A (without 5.75% sales charge)	7.50%	4.93%	5.39%
Fidelity Managed Retirement 2025 Composite Index℠	8.02%	5.12%	6.03%
Bloomberg U.S. Aggregate Bond Index	3.38%	-1.07%	1.66%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$56,369,745
Number of Holdings	34
Total Advisory Fee	$222,428
Portfolio Turnover	45%
What did the Fund invest in?
(as of July 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 57.3
Domestic Equity Funds - 21.0
International Equity Funds - 19.8
Short-Term Funds - 1.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	10.9
Fidelity Series Investment Grade Bond Fund	10.3
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	7.0
Fidelity Series Corporate Bond Fund	6.7
Fidelity Series Investment Grade Securitized Fund	6.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.1
Fidelity Series Large Cap Value Index Fund	5.9
Fidelity Series Emerging Markets Opportunities Fund	5.1
Fidelity Series Blue Chip Growth Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	4.9
68.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913507.101    2005-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Managed Retirement 2020 Fund℠ Fidelity Managed Retirement 2020 Fund℠ : FIRVX

This annual shareholder report contains information about Fidelity Managed Retirement 2020 Fund℠ for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Managed Retirement 2020 Fund℠	$ 49	0.47%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending July 31, 2025, boosted by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the incoming Trump administration in the U.S.
•Against this backdrop, asset allocation decisions contributed to the Fund's performance versus Composite indexes the past 12 months. In particular, it helped to overweight non-U.S. equities, the top-performing asset class. Lower-than-Composite exposure to U.S. investment-grade bonds contributed to a lesser extent.
•The performance of the underlying investment funds boosted relative performance, especially within U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Stock Fund stood out, as the fund's 24.63% gain topped its benchmark, the S&P 500® index (+16.33%).
•Within U.S. investment-grade bonds, Fidelity® Series Investment Grade Bond Fund gained 4.04% the past 12 months, outpacing the 3.38% advance of the Bloomberg U.S. Aggregate Bond Index.
•Conversely, the performance of the underlying non-U.S. equity funds lagged the Composite index this period. In particular, Fidelity® Series Overseas Fund (+11.45%) underperformed its benchmark, the MSCI EAFE Index (+13.08%).
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity Managed Retirement 2020 Fund℠	7.19%	4.50%	5.21%
Fidelity Managed Retirement 2020 Composite Index℠	7.40%	4.47%	5.59%
Bloomberg U.S. Aggregate Bond Index	3.38%	-1.07%	1.66%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$9,583,234
Number of Holdings	34
Total Advisory Fee	$38,291
Portfolio Turnover	39%
What did the Fund invest in?
(as of July 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 62.7
International Equity Funds - 17.2
Domestic Equity Funds - 17.2
Short-Term Funds - 2.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	12.3
Fidelity Series Government Bond Index Fund	11.7
Fidelity Series Investment Grade Bond Fund	11.0
Fidelity Series Corporate Bond Fund	7.1
Fidelity Series Investment Grade Securitized Fund	6.8
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Large Cap Value Index Fund	4.8
Fidelity Series Emerging Markets Opportunities Fund	4.5
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
Fidelity Series Blue Chip Growth Fund	4.0
71.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913500.101    1995-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Managed Retirement 2020 Fund℠ Fidelity Managed Retirement 2020 Fund℠ Class K6 : FHRVX

This annual shareholder report contains information about Fidelity Managed Retirement 2020 Fund℠ for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 28	0.27%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending July 31, 2025, boosted by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the incoming Trump administration in the U.S.
•Against this backdrop, asset allocation decisions contributed to the Fund's performance versus Composite indexes the past 12 months. In particular, it helped to overweight non-U.S. equities, the top-performing asset class. Lower-than-Composite exposure to U.S. investment-grade bonds contributed to a lesser extent.
•The performance of the underlying investment funds boosted relative performance, especially within U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Stock Fund stood out, as the fund's 24.63% gain topped its benchmark, the S&P 500® index (+16.33%).
•Within U.S. investment-grade bonds, Fidelity® Series Investment Grade Bond Fund gained 4.04% the past 12 months, outpacing the 3.38% advance of the Bloomberg U.S. Aggregate Bond Index.
•Conversely, the performance of the underlying non-U.S. equity funds lagged the Composite index this period. In particular, Fidelity® Series Overseas Fund (+11.45%) underperformed its benchmark, the MSCI EAFE Index (+13.08%).
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 1, 2019 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	7.39%	4.70%	5.31%
Fidelity Managed Retirement 2020 Composite Index℠	7.40%	4.47%	5.19%
Bloomberg U.S. Aggregate Bond Index	3.38%	-1.07%	0.60%
A   From August 1, 2019

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$9,583,234
Number of Holdings	34
Total Advisory Fee	$38,291
Portfolio Turnover	39%
What did the Fund invest in?
(as of July 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 62.7
International Equity Funds - 17.2
Domestic Equity Funds - 17.2
Short-Term Funds - 2.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	12.3
Fidelity Series Government Bond Index Fund	11.7
Fidelity Series Investment Grade Bond Fund	11.0
Fidelity Series Corporate Bond Fund	7.1
Fidelity Series Investment Grade Securitized Fund	6.8
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Large Cap Value Index Fund	4.8
Fidelity Series Emerging Markets Opportunities Fund	4.5
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
Fidelity Series Blue Chip Growth Fund	4.0
71.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913504.101    3481-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Managed Retirement 2020 Fund℠ Fidelity Managed Retirement 2020 Fund℠ Class K : FKRVX

This annual shareholder report contains information about Fidelity Managed Retirement 2020 Fund℠ for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 38	0.37%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending July 31, 2025, boosted by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the incoming Trump administration in the U.S.
•Against this backdrop, asset allocation decisions contributed to the Fund's performance versus Composite indexes the past 12 months. In particular, it helped to overweight non-U.S. equities, the top-performing asset class. Lower-than-Composite exposure to U.S. investment-grade bonds contributed to a lesser extent.
•The performance of the underlying investment funds boosted relative performance, especially within U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Stock Fund stood out, as the fund's 24.63% gain topped its benchmark, the S&P 500® index (+16.33%).
•Within U.S. investment-grade bonds, Fidelity® Series Investment Grade Bond Fund gained 4.04% the past 12 months, outpacing the 3.38% advance of the Bloomberg U.S. Aggregate Bond Index.
•Conversely, the performance of the underlying non-U.S. equity funds lagged the Composite index this period. In particular, Fidelity® Series Overseas Fund (+11.45%) underperformed its benchmark, the MSCI EAFE Index (+13.08%).
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 1, 2019 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K	7.28%	4.60%	5.21%
Fidelity Managed Retirement 2020 Composite Index℠	7.40%	4.47%	5.19%
Bloomberg U.S. Aggregate Bond Index	3.38%	-1.07%	0.60%
A   From August 1, 2019

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$9,583,234
Number of Holdings	34
Total Advisory Fee	$38,291
Portfolio Turnover	39%
What did the Fund invest in?
(as of July 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 62.7
International Equity Funds - 17.2
Domestic Equity Funds - 17.2
Short-Term Funds - 2.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	12.3
Fidelity Series Government Bond Index Fund	11.7
Fidelity Series Investment Grade Bond Fund	11.0
Fidelity Series Corporate Bond Fund	7.1
Fidelity Series Investment Grade Securitized Fund	6.8
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Large Cap Value Index Fund	4.8
Fidelity Series Emerging Markets Opportunities Fund	4.5
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
Fidelity Series Blue Chip Growth Fund	4.0
71.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913503.101    3475-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Managed Retirement 2020 Fund℠ Fidelity Advisor Managed Retirement 2020 Fund℠ Class I : FIIVX

This annual shareholder report contains information about Fidelity Managed Retirement 2020 Fund℠ for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 49	0.47%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending July 31, 2025, boosted by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the incoming Trump administration in the U.S.
•Against this backdrop, asset allocation decisions contributed to the Fund's performance versus Composite indexes the past 12 months. In particular, it helped to overweight non-U.S. equities, the top-performing asset class. Lower-than-Composite exposure to U.S. investment-grade bonds contributed to a lesser extent.
•The performance of the underlying investment funds boosted relative performance, especially within U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Stock Fund stood out, as the fund's 24.63% gain topped its benchmark, the S&P 500® index (+16.33%).
•Within U.S. investment-grade bonds, Fidelity® Series Investment Grade Bond Fund gained 4.04% the past 12 months, outpacing the 3.38% advance of the Bloomberg U.S. Aggregate Bond Index.
•Conversely, the performance of the underlying non-U.S. equity funds lagged the Composite index this period. In particular, Fidelity® Series Overseas Fund (+11.45%) underperformed its benchmark, the MSCI EAFE Index (+13.08%).
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	7.18%	4.50%	5.21%
Fidelity Managed Retirement 2020 Composite Index℠	7.40%	4.47%	5.59%
Bloomberg U.S. Aggregate Bond Index	3.38%	-1.07%	1.66%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$9,583,234
Number of Holdings	34
Total Advisory Fee	$38,291
Portfolio Turnover	39%
What did the Fund invest in?
(as of July 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 62.7
International Equity Funds - 17.2
Domestic Equity Funds - 17.2
Short-Term Funds - 2.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	12.3
Fidelity Series Government Bond Index Fund	11.7
Fidelity Series Investment Grade Bond Fund	11.0
Fidelity Series Corporate Bond Fund	7.1
Fidelity Series Investment Grade Securitized Fund	6.8
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Large Cap Value Index Fund	4.8
Fidelity Series Emerging Markets Opportunities Fund	4.5
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
Fidelity Series Blue Chip Growth Fund	4.0
71.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913502.101    2000-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Managed Retirement 2020 Fund℠ Fidelity Advisor Managed Retirement 2020 Fund℠ Class A : FARVX

This annual shareholder report contains information about Fidelity Managed Retirement 2020 Fund℠ for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 75	0.72%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending July 31, 2025, boosted by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the incoming Trump administration in the U.S.
•Against this backdrop, asset allocation decisions contributed to the Fund's performance versus Composite indexes the past 12 months. In particular, it helped to overweight non-U.S. equities, the top-performing asset class. Lower-than-Composite exposure to U.S. investment-grade bonds contributed to a lesser extent.
•The performance of the underlying investment funds boosted relative performance, especially within U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Stock Fund stood out, as the fund's 24.63% gain topped its benchmark, the S&P 500® index (+16.33%).
•Within U.S. investment-grade bonds, Fidelity® Series Investment Grade Bond Fund gained 4.04% the past 12 months, outpacing the 3.38% advance of the Bloomberg U.S. Aggregate Bond Index.
•Conversely, the performance of the underlying non-U.S. equity funds lagged the Composite index this period. In particular, Fidelity® Series Overseas Fund (+11.45%) underperformed its benchmark, the MSCI EAFE Index (+13.08%).
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	0.77%	3.01%	4.33%
Class A (without 5.75% sales charge)	6.92%	4.24%	4.95%
Fidelity Managed Retirement 2020 Composite Index℠	7.40%	4.47%	5.59%
Bloomberg U.S. Aggregate Bond Index	3.38%	-1.07%	1.66%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$9,583,234
Number of Holdings	34
Total Advisory Fee	$38,291
Portfolio Turnover	39%
What did the Fund invest in?
(as of July 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 62.7
International Equity Funds - 17.2
Domestic Equity Funds - 17.2
Short-Term Funds - 2.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	12.3
Fidelity Series Government Bond Index Fund	11.7
Fidelity Series Investment Grade Bond Fund	11.0
Fidelity Series Corporate Bond Fund	7.1
Fidelity Series Investment Grade Securitized Fund	6.8
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Large Cap Value Index Fund	4.8
Fidelity Series Emerging Markets Opportunities Fund	4.5
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
Fidelity Series Blue Chip Growth Fund	4.0
71.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913501.101    1997-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Managed Retirement 2015 Fund℠ Fidelity Managed Retirement 2015 Fund℠ : FIRSX

This annual shareholder report contains information about Fidelity Managed Retirement 2015 Fund℠ for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Managed Retirement 2015 Fund℠	$ 48	0.46%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending July 31, 2025, boosted by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the incoming Trump administration in the U.S.
•Against this backdrop, asset allocation decisions contributed to the Fund's performance versus Composite indexes the past 12 months. In particular, it helped to overweight non-U.S. equities, the top-performing asset class. Lower-than-Composite exposure to U.S. investment-grade bonds contributed to a lesser extent.
•The performance of the underlying investment funds boosted relative performance, especially within U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Stock Fund stood out, as the fund's 24.63% gain topped its benchmark, the S&P 500® index (+16.33%).
•Within U.S. investment-grade bonds, Fidelity® Series Investment Grade Bond Fund gained 4.04% the past 12 months, outpacing the 3.38% advance of the Bloomberg U.S. Aggregate Bond Index.
•Conversely, the performance of the underlying non-U.S. equity funds lagged the Composite index this period. In particular, Fidelity® Series Overseas Fund (+11.45%) underperformed its benchmark, the MSCI EAFE Index (+13.08%).
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity Managed Retirement 2015 Fund℠	6.59%	3.72%	4.69%
Fidelity Managed Retirement 2015 Composite Index℠	6.77%	3.74%	5.06%
Bloomberg U.S. Aggregate Bond Index	3.38%	-1.07%	1.66%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$5,064,974
Number of Holdings	34
Total Advisory Fee	$23,340
Portfolio Turnover	40%
What did the Fund invest in?
(as of July 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 67.3
International Equity Funds - 14.6
Domestic Equity Funds - 13.2
Short-Term Funds - 4.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.4
Fidelity Series Government Bond Index Fund	12.6
Fidelity Series Investment Grade Bond Fund	11.8
Fidelity Series Corporate Bond Fund	7.6
Fidelity Series Investment Grade Securitized Fund	7.2
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.9
Fidelity Series Emerging Markets Opportunities Fund	3.8
Fidelity Series Large Cap Value Index Fund	3.7
Fidelity Series Treasury Bill Index Fund	3.2
75.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913493.101    1893-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Managed Retirement 2015 Fund℠ Fidelity Managed Retirement 2015 Fund℠ Class K6 : FJRSX

This annual shareholder report contains information about Fidelity Managed Retirement 2015 Fund℠ for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 27	0.26%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending July 31, 2025, boosted by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the incoming Trump administration in the U.S.
•Against this backdrop, asset allocation decisions contributed to the Fund's performance versus Composite indexes the past 12 months. In particular, it helped to overweight non-U.S. equities, the top-performing asset class. Lower-than-Composite exposure to U.S. investment-grade bonds contributed to a lesser extent.
•The performance of the underlying investment funds boosted relative performance, especially within U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Stock Fund stood out, as the fund's 24.63% gain topped its benchmark, the S&P 500® index (+16.33%).
•Within U.S. investment-grade bonds, Fidelity® Series Investment Grade Bond Fund gained 4.04% the past 12 months, outpacing the 3.38% advance of the Bloomberg U.S. Aggregate Bond Index.
•Conversely, the performance of the underlying non-U.S. equity funds lagged the Composite index this period. In particular, Fidelity® Series Overseas Fund (+11.45%) underperformed its benchmark, the MSCI EAFE Index (+13.08%).
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 1, 2019 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	6.81%	3.93%	4.61%
Fidelity Managed Retirement 2015 Composite Index℠	6.77%	3.74%	4.53%
Bloomberg U.S. Aggregate Bond Index	3.38%	-1.07%	0.60%
A   From August 1, 2019

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$5,064,974
Number of Holdings	34
Total Advisory Fee	$23,340
Portfolio Turnover	40%
What did the Fund invest in?
(as of July 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 67.3
International Equity Funds - 14.6
Domestic Equity Funds - 13.2
Short-Term Funds - 4.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.4
Fidelity Series Government Bond Index Fund	12.6
Fidelity Series Investment Grade Bond Fund	11.8
Fidelity Series Corporate Bond Fund	7.6
Fidelity Series Investment Grade Securitized Fund	7.2
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.9
Fidelity Series Emerging Markets Opportunities Fund	3.8
Fidelity Series Large Cap Value Index Fund	3.7
Fidelity Series Treasury Bill Index Fund	3.2
75.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913497.101    3480-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Managed Retirement 2015 Fund℠ Fidelity Managed Retirement 2015 Fund℠ Class K : FKRSX

This annual shareholder report contains information about Fidelity Managed Retirement 2015 Fund℠ for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 37	0.36%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending July 31, 2025, boosted by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the incoming Trump administration in the U.S.
•Against this backdrop, asset allocation decisions contributed to the Fund's performance versus Composite indexes the past 12 months. In particular, it helped to overweight non-U.S. equities, the top-performing asset class. Lower-than-Composite exposure to U.S. investment-grade bonds contributed to a lesser extent.
•The performance of the underlying investment funds boosted relative performance, especially within U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Stock Fund stood out, as the fund's 24.63% gain topped its benchmark, the S&P 500® index (+16.33%).
•Within U.S. investment-grade bonds, Fidelity® Series Investment Grade Bond Fund gained 4.04% the past 12 months, outpacing the 3.38% advance of the Bloomberg U.S. Aggregate Bond Index.
•Conversely, the performance of the underlying non-U.S. equity funds lagged the Composite index this period. In particular, Fidelity® Series Overseas Fund (+11.45%) underperformed its benchmark, the MSCI EAFE Index (+13.08%).
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 1, 2019 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K	6.71%	3.83%	4.51%
Fidelity Managed Retirement 2015 Composite Index℠	6.77%	3.74%	4.53%
Bloomberg U.S. Aggregate Bond Index	3.38%	-1.07%	0.60%
A   From August 1, 2019

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$5,064,974
Number of Holdings	34
Total Advisory Fee	$23,340
Portfolio Turnover	40%
What did the Fund invest in?
(as of July 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 67.3
International Equity Funds - 14.6
Domestic Equity Funds - 13.2
Short-Term Funds - 4.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.4
Fidelity Series Government Bond Index Fund	12.6
Fidelity Series Investment Grade Bond Fund	11.8
Fidelity Series Corporate Bond Fund	7.6
Fidelity Series Investment Grade Securitized Fund	7.2
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.9
Fidelity Series Emerging Markets Opportunities Fund	3.8
Fidelity Series Large Cap Value Index Fund	3.7
Fidelity Series Treasury Bill Index Fund	3.2
75.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913496.101    3474-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Managed Retirement 2015 Fund℠ Fidelity Advisor Managed Retirement 2015 Fund℠ Class I : FRASX

This annual shareholder report contains information about Fidelity Managed Retirement 2015 Fund℠ for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 47	0.46%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending July 31, 2025, boosted by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the incoming Trump administration in the U.S.
•Against this backdrop, asset allocation decisions contributed to the Fund's performance versus Composite indexes the past 12 months. In particular, it helped to overweight non-U.S. equities, the top-performing asset class. Lower-than-Composite exposure to U.S. investment-grade bonds contributed to a lesser extent.
•The performance of the underlying investment funds boosted relative performance, especially within U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Stock Fund stood out, as the fund's 24.63% gain topped its benchmark, the S&P 500® index (+16.33%).
•Within U.S. investment-grade bonds, Fidelity® Series Investment Grade Bond Fund gained 4.04% the past 12 months, outpacing the 3.38% advance of the Bloomberg U.S. Aggregate Bond Index.
•Conversely, the performance of the underlying non-U.S. equity funds lagged the Composite index this period. In particular, Fidelity® Series Overseas Fund (+11.45%) underperformed its benchmark, the MSCI EAFE Index (+13.08%).
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	6.62%	3.73%	4.69%
Fidelity Managed Retirement 2015 Composite Index℠	6.77%	3.74%	5.06%
Bloomberg U.S. Aggregate Bond Index	3.38%	-1.07%	1.66%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$5,064,974
Number of Holdings	34
Total Advisory Fee	$23,340
Portfolio Turnover	40%
What did the Fund invest in?
(as of July 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 67.3
International Equity Funds - 14.6
Domestic Equity Funds - 13.2
Short-Term Funds - 4.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.4
Fidelity Series Government Bond Index Fund	12.6
Fidelity Series Investment Grade Bond Fund	11.8
Fidelity Series Corporate Bond Fund	7.6
Fidelity Series Investment Grade Securitized Fund	7.2
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.9
Fidelity Series Emerging Markets Opportunities Fund	3.8
Fidelity Series Large Cap Value Index Fund	3.7
Fidelity Series Treasury Bill Index Fund	3.2
75.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913495.101    1946-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Managed Retirement 2015 Fund℠ Fidelity Advisor Managed Retirement 2015 Fund℠ Class A : FARSX

This annual shareholder report contains information about Fidelity Managed Retirement 2015 Fund℠ for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 73	0.71%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending July 31, 2025, boosted by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the incoming Trump administration in the U.S.
•Against this backdrop, asset allocation decisions contributed to the Fund's performance versus Composite indexes the past 12 months. In particular, it helped to overweight non-U.S. equities, the top-performing asset class. Lower-than-Composite exposure to U.S. investment-grade bonds contributed to a lesser extent.
•The performance of the underlying investment funds boosted relative performance, especially within U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Stock Fund stood out, as the fund's 24.63% gain topped its benchmark, the S&P 500® index (+16.33%).
•Within U.S. investment-grade bonds, Fidelity® Series Investment Grade Bond Fund gained 4.04% the past 12 months, outpacing the 3.38% advance of the Bloomberg U.S. Aggregate Bond Index.
•Conversely, the performance of the underlying non-U.S. equity funds lagged the Composite index this period. In particular, Fidelity® Series Overseas Fund (+11.45%) underperformed its benchmark, the MSCI EAFE Index (+13.08%).
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	0.22%	2.25%	3.81%
Class A (without 5.75% sales charge)	6.34%	3.46%	4.43%
Fidelity Managed Retirement 2015 Composite Index℠	6.77%	3.74%	5.06%
Bloomberg U.S. Aggregate Bond Index	3.38%	-1.07%	1.66%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$5,064,974
Number of Holdings	34
Total Advisory Fee	$23,340
Portfolio Turnover	40%
What did the Fund invest in?
(as of July 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 67.3
International Equity Funds - 14.6
Domestic Equity Funds - 13.2
Short-Term Funds - 4.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.4
Fidelity Series Government Bond Index Fund	12.6
Fidelity Series Investment Grade Bond Fund	11.8
Fidelity Series Corporate Bond Fund	7.6
Fidelity Series Investment Grade Securitized Fund	7.2
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.9
Fidelity Series Emerging Markets Opportunities Fund	3.8
Fidelity Series Large Cap Value Index Fund	3.7
Fidelity Series Treasury Bill Index Fund	3.2
75.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913494.101    1943-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Managed Retirement 2010 Fund℠ Fidelity Managed Retirement 2010 Fund℠ : FIRQX

This annual shareholder report contains information about Fidelity Managed Retirement 2010 Fund℠ for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Managed Retirement 2010 Fund℠	$ 46	0.45%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending July 31, 2025, boosted by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the incoming Trump administration in the U.S.
•Against this backdrop, asset allocation decisions contributed to the Fund's performance versus Composite indexes the past 12 months. In particular, it helped to overweight non-U.S. equities, the top-performing asset class. Lower-than-Composite exposure to U.S. investment-grade bonds contributed to a lesser extent.
•The performance of the underlying investment funds boosted relative performance, especially within U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Stock Fund stood out, as the fund's 24.63% gain topped its benchmark, the S&P 500® index (+16.33%).
•Within U.S. investment-grade bonds, Fidelity® Series Investment Grade Bond Fund gained 4.04% the past 12 months, outpacing the 3.38% advance of the Bloomberg U.S. Aggregate Bond Index.
•Conversely, the performance of the underlying non-U.S. equity funds lagged the Composite index this period. In particular, Fidelity® Series Overseas Fund (+11.45%) underperformed its benchmark, the MSCI EAFE Index (+13.08%).
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity Managed Retirement 2010 Fund℠	6.01%	2.92%	4.11%
Fidelity Managed Retirement 2010 Composite Index℠	6.15%	2.98%	4.48%
Bloomberg U.S. Aggregate Bond Index	3.38%	-1.07%	1.66%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$7,389,715
Number of Holdings	34
Total Advisory Fee	$24,667
Portfolio Turnover	59%
What did the Fund invest in?
(as of July 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 71.8
International Equity Funds - 12.1
Domestic Equity Funds - 9.4
Short-Term Funds - 6.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.3
Fidelity Series Government Bond Index Fund	13.4
Fidelity Series Investment Grade Bond Fund	12.5
Fidelity Series Corporate Bond Fund	8.1
Fidelity Series Investment Grade Securitized Fund	7.7
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Treasury Bill Index Fund	4.3
Fidelity Series Long-Term Treasury Bond Index Fund	3.8
Fidelity Series Emerging Markets Opportunities Fund	3.2
Fidelity Series Large Cap Value Index Fund	2.6
80.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913486.101    1891-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Managed Retirement 2010 Fund℠ Fidelity Managed Retirement 2010 Fund℠ Class K6 : FRQHX

This annual shareholder report contains information about Fidelity Managed Retirement 2010 Fund℠ for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 26	0.25%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending July 31, 2025, boosted by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the incoming Trump administration in the U.S.
•Against this backdrop, asset allocation decisions contributed to the Fund's performance versus Composite indexes the past 12 months. In particular, it helped to overweight non-U.S. equities, the top-performing asset class. Lower-than-Composite exposure to U.S. investment-grade bonds contributed to a lesser extent.
•The performance of the underlying investment funds boosted relative performance, especially within U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Stock Fund stood out, as the fund's 24.63% gain topped its benchmark, the S&P 500® index (+16.33%).
•Within U.S. investment-grade bonds, Fidelity® Series Investment Grade Bond Fund gained 4.04% the past 12 months, outpacing the 3.38% advance of the Bloomberg U.S. Aggregate Bond Index.
•Conversely, the performance of the underlying non-U.S. equity funds lagged the Composite index this period. In particular, Fidelity® Series Overseas Fund (+11.45%) underperformed its benchmark, the MSCI EAFE Index (+13.08%).
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 1, 2019 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	6.22%	3.12%	3.86%
Fidelity Managed Retirement 2010 Composite Index℠	6.15%	2.98%	3.85%
Bloomberg U.S. Aggregate Bond Index	3.38%	-1.07%	0.60%
A   From August 1, 2019

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$7,389,715
Number of Holdings	34
Total Advisory Fee	$24,667
Portfolio Turnover	59%
What did the Fund invest in?
(as of July 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 71.8
International Equity Funds - 12.1
Domestic Equity Funds - 9.4
Short-Term Funds - 6.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.3
Fidelity Series Government Bond Index Fund	13.4
Fidelity Series Investment Grade Bond Fund	12.5
Fidelity Series Corporate Bond Fund	8.1
Fidelity Series Investment Grade Securitized Fund	7.7
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Treasury Bill Index Fund	4.3
Fidelity Series Long-Term Treasury Bond Index Fund	3.8
Fidelity Series Emerging Markets Opportunities Fund	3.2
Fidelity Series Large Cap Value Index Fund	2.6
80.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913490.101    3479-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Managed Retirement 2010 Fund℠ Fidelity Managed Retirement 2010 Fund℠ Class K : FRQKX

This annual shareholder report contains information about Fidelity Managed Retirement 2010 Fund℠ for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 36	0.35%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending July 31, 2025, boosted by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the incoming Trump administration in the U.S.
•Against this backdrop, asset allocation decisions contributed to the Fund's performance versus Composite indexes the past 12 months. In particular, it helped to overweight non-U.S. equities, the top-performing asset class. Lower-than-Composite exposure to U.S. investment-grade bonds contributed to a lesser extent.
•The performance of the underlying investment funds boosted relative performance, especially within U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Stock Fund stood out, as the fund's 24.63% gain topped its benchmark, the S&P 500® index (+16.33%).
•Within U.S. investment-grade bonds, Fidelity® Series Investment Grade Bond Fund gained 4.04% the past 12 months, outpacing the 3.38% advance of the Bloomberg U.S. Aggregate Bond Index.
•Conversely, the performance of the underlying non-U.S. equity funds lagged the Composite index this period. In particular, Fidelity® Series Overseas Fund (+11.45%) underperformed its benchmark, the MSCI EAFE Index (+13.08%).
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 1, 2019 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K	6.10%	3.02%	3.75%
Fidelity Managed Retirement 2010 Composite Index℠	6.15%	2.98%	3.85%
Bloomberg U.S. Aggregate Bond Index	3.38%	-1.07%	0.60%
A   From August 1, 2019

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$7,389,715
Number of Holdings	34
Total Advisory Fee	$24,667
Portfolio Turnover	59%
What did the Fund invest in?
(as of July 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 71.8
International Equity Funds - 12.1
Domestic Equity Funds - 9.4
Short-Term Funds - 6.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.3
Fidelity Series Government Bond Index Fund	13.4
Fidelity Series Investment Grade Bond Fund	12.5
Fidelity Series Corporate Bond Fund	8.1
Fidelity Series Investment Grade Securitized Fund	7.7
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Treasury Bill Index Fund	4.3
Fidelity Series Long-Term Treasury Bond Index Fund	3.8
Fidelity Series Emerging Markets Opportunities Fund	3.2
Fidelity Series Large Cap Value Index Fund	2.6
80.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913489.101    3473-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Managed Retirement 2010 Fund℠ Fidelity Advisor Managed Retirement 2010 Fund℠ Class I : FRQIX

This annual shareholder report contains information about Fidelity Managed Retirement 2010 Fund℠ for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 46	0.45%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending July 31, 2025, boosted by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the incoming Trump administration in the U.S.
•Against this backdrop, asset allocation decisions contributed to the Fund's performance versus Composite indexes the past 12 months. In particular, it helped to overweight non-U.S. equities, the top-performing asset class. Lower-than-Composite exposure to U.S. investment-grade bonds contributed to a lesser extent.
•The performance of the underlying investment funds boosted relative performance, especially within U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Stock Fund stood out, as the fund's 24.63% gain topped its benchmark, the S&P 500® index (+16.33%).
•Within U.S. investment-grade bonds, Fidelity® Series Investment Grade Bond Fund gained 4.04% the past 12 months, outpacing the 3.38% advance of the Bloomberg U.S. Aggregate Bond Index.
•Conversely, the performance of the underlying non-U.S. equity funds lagged the Composite index this period. In particular, Fidelity® Series Overseas Fund (+11.45%) underperformed its benchmark, the MSCI EAFE Index (+13.08%).
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	5.99%	2.91%	4.11%
Fidelity Managed Retirement 2010 Composite Index℠	6.15%	2.98%	4.48%
Bloomberg U.S. Aggregate Bond Index	3.38%	-1.07%	1.66%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$7,389,715
Number of Holdings	34
Total Advisory Fee	$24,667
Portfolio Turnover	59%
What did the Fund invest in?
(as of July 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 71.8
International Equity Funds - 12.1
Domestic Equity Funds - 9.4
Short-Term Funds - 6.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.3
Fidelity Series Government Bond Index Fund	13.4
Fidelity Series Investment Grade Bond Fund	12.5
Fidelity Series Corporate Bond Fund	8.1
Fidelity Series Investment Grade Securitized Fund	7.7
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Treasury Bill Index Fund	4.3
Fidelity Series Long-Term Treasury Bond Index Fund	3.8
Fidelity Series Emerging Markets Opportunities Fund	3.2
Fidelity Series Large Cap Value Index Fund	2.6
80.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913488.101    1937-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Managed Retirement 2010 Fund℠ Fidelity Advisor Managed Retirement 2010 Fund℠ Class A : FRQAX

This annual shareholder report contains information about Fidelity Managed Retirement 2010 Fund℠ for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 72	0.70%
What affected the Fund's performance this period?

•Global risk assets achieved strong gains for the 12 months ending July 31, 2025, boosted by a late-period rally that overshadowed elevated volatility and the potential for a global trade war resulting from the shifting tariff policies of the incoming Trump administration in the U.S.
•Against this backdrop, asset allocation decisions contributed to the Fund's performance versus Composite indexes the past 12 months. In particular, it helped to overweight non-U.S. equities, the top-performing asset class. Lower-than-Composite exposure to U.S. investment-grade bonds contributed to a lesser extent.
•The performance of the underlying investment funds boosted relative performance, especially within U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Large Cap Stock Fund stood out, as the fund's 24.63% gain topped its benchmark, the S&P 500® index (+16.33%).
•Within U.S. investment-grade bonds, Fidelity® Series Investment Grade Bond Fund gained 4.04% the past 12 months, outpacing the 3.38% advance of the Bloomberg U.S. Aggregate Bond Index.
•Conversely, the performance of the underlying non-U.S. equity funds lagged the Composite index this period. In particular, Fidelity® Series Overseas Fund (+11.45%) underperformed its benchmark, the MSCI EAFE Index (+13.08%).
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	-0.34%	1.45%	3.24%
Class A (without 5.75% sales charge)	5.74%	2.66%	3.85%
Fidelity Managed Retirement 2010 Composite Index℠	6.15%	2.98%	4.48%
Bloomberg U.S. Aggregate Bond Index	3.38%	-1.07%	1.66%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$7,389,715
Number of Holdings	34
Total Advisory Fee	$24,667
Portfolio Turnover	59%
What did the Fund invest in?
(as of July 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 71.8
International Equity Funds - 12.1
Domestic Equity Funds - 9.4
Short-Term Funds - 6.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.3
Fidelity Series Government Bond Index Fund	13.4
Fidelity Series Investment Grade Bond Fund	12.5
Fidelity Series Corporate Bond Fund	8.1
Fidelity Series Investment Grade Securitized Fund	7.7
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Treasury Bill Index Fund	4.3
Fidelity Series Long-Term Treasury Bond Index Fund	3.8
Fidelity Series Emerging Markets Opportunities Fund	3.2
Fidelity Series Large Cap Value Index Fund	2.6
80.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913487.101    1934-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® GNMA Fund Fidelity® GNMA Fund : FGMNX

This annual shareholder report contains information about Fidelity® GNMA Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® GNMA Fund	$ 46	0.45%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending July 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's non-benchmark exposure to agency commercial mortgage-backed securities contributed to performance versus the Bloomberg GNMA Index.
•An out-of-index stake in reverse mortgage securities also boosted relative performance.
•A short position in interest rate swaps, whereby the fund paid a fixed interest rate and received a floating rate based on the Secured Overnight Financing Rate, added value.
•In contrast, the fund's underweight in GNMA securities with coupons in the range of 3% to 4.5% was the biggest detractor versus the GNMA index the past 12 months. The fund had more interest-rate sensitivity (as measured by its modestly longer duration) than the index in late 2024, which also detracted from relative performance as yields on longer-term fixed-income securities rose after the November U.S. elections.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® GNMA Fund	3.22%	-0.48%	1.08%
Bloomberg GNMA Index	3.28%	-0.53%	1.15%
Bloomberg U.S. Aggregate Bond Index	3.38%	-1.07%	1.66%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$1,796,307,765
Number of Holdings	2,034
Total Advisory Fee	$5,346,337
Portfolio Turnover	639%
What did the Fund invest in?
(as of July 31, 2025)

COUPON DISTRIBUTION (% of Fund's net assets)
0.01 - 0.99%	0.0
1 - 1.99%	0.3
2 - 2.99%	37.8
3 - 3.99%	28.3
4 - 4.99%	16.3
5 - 5.99%	17.6
6 - 6.99%	17.1
7 - 7.99%	0.0
8 - 8.99%	0.0
13 - 13.99%	0.0

ASSET ALLOCATION (% of Fund's net assets)

U.S. Government Agency - Mortgage Securities - 102.7
CMOs and Other Mortgage Related Securities - 12.3
U.S. Treasury Obligations - 2.4
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (17.4)%

TOP HOLDINGS (% of Fund's net assets)
Ginnie Mae II Pool	73.5
Ginnie Mae I Pool	28.8
Ginnie Mae REMIC pass-thru certificates	6.7
Freddie Mac Multifamily Structured pass-thru certificates	2.8
Fannie Mae Mortgage pass-thru certificates	1.4
US Treasury Bonds	1.4
Ginnie Mae Mortgage pass-thru certificates	1.2
Freddie Mac Gold Pool	1.1
Fannie Mae Guaranteed REMIC	1.1
US Treasury Notes	1.0
119.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913382.101    15-TSRA-0925

Item 2.

Code of Ethics

As of the end of the period, July 31, 2025, Fidelity Income Fund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Managed Retirement 2010 Fund, Fidelity Managed Retirement 2015 Fund, Fidelity Managed Retirement 2020 Fund, Fidelity Managed Retirement 2025 Fund, Fidelity Managed Retirement 2030 Fund, Fidelity Managed Retirement 2035 Fund, and Fidelity Managed Retirement Income Fund (the “Funds”):

Services Billed by Deloitte Entities

July 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

Fidelity Managed Retirement 2010 Fund	$21,500	$-	$7,800	$400
Fidelity Managed Retirement 2015 Fund	$21,500	$-	$7,800	$400
Fidelity Managed Retirement 2020 Fund	$21,500	$-	$7,800	$400
Fidelity Managed Retirement 2025 Fund	$21,500	$-	$7,800	$400
Fidelity Managed Retirement 2030 Fund	$20,800	$-	$7,800	$400
Fidelity Managed Retirement 2035 Fund	$20,300	$-	$7,800	$400
Fidelity Managed Retirement Income Fund	$21,300	$-	$7,800	$400

July 31, 2024 Fees,A

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

Fidelity Managed Retirement 2010 Fund	$21,100	$-	$7,500	$600
Fidelity Managed Retirement 2015 Fund	$21,100	$-	$7,500	$600
Fidelity Managed Retirement 2020 Fund	$21,100	$-	$7,500	$600
Fidelity Managed Retirement 2025 Fund	$21,100	$-	$7,500	$600
Fidelity Managed Retirement 2030 Fund	$20,400	$-	$7,500	$600
Fidelity Managed Retirement 2035 Fund	$19,900	$-	$7,700	$500
Fidelity Managed Retirement Income Fund	$21,100	$-	$7,500	$600

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity GNMA Fund (the “Fund”):

Services Billed by PwC

July 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity GNMA Fund	$99,600	$7,500	$14,500	$3,100

July 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity GNMA Fund	$96,200	$8,000	$14,100	$3,400

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	July 31, 2025A	July 31, 2024A
Audit-Related Fees	$125,000	$200,000
Tax Fees	$-	$-
All Other Fees	$2,970,400	$1,929,500

A Amounts may reflect rounding.

Services Billed by PwC

	July 31, 2025A	July 31, 2024A
Audit-Related Fees	$9,680,100	$9,437,800
Tax Fees	$1,000	$61,000
All Other Fees	$-	$35,000

A Amounts may reflect rounding

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	July 31, 2025A	July 31, 2024A
Deloitte Entities	$3,537,900	$5,053,800
PwC	$14,662,700	$15,033,900

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity Managed Retirement Income Fund℠
Fidelity Managed Retirement 2010 Fund℠
Fidelity Managed Retirement 2015 Fund℠
Fidelity Managed Retirement 2020 Fund℠
Fidelity Managed Retirement 2025 Fund℠
Fidelity Managed Retirement 2030 Fund℠
Fidelity Managed Retirement 2035 Fund℠

Annual Report
July 31, 2025
Includes Fidelity and Fidelity Advisor share classes

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Managed Retirement Income Fund℠
Fidelity Managed Retirement 2010 Fund℠
Fidelity Managed Retirement 2015 Fund℠
Fidelity Managed Retirement 2020 Fund℠
Fidelity Managed Retirement 2025 Fund℠
Fidelity Managed Retirement 2030 Fund℠
Fidelity Managed Retirement 2035 Fund℠
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Distributions
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Managed Retirement Income Fund℠
Schedule of Investments July 31, 2025
Showing Percentage of Net Assets
Bond Funds - 70.8%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	317,434	3,161,639
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	22,486	171,571
Fidelity Series Corporate Bond Fund (a)	150,345	1,407,225
Fidelity Series Emerging Markets Debt Fund (a)	11,460	93,628
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	2,779	26,431
Fidelity Series Floating Rate High Income Fund (a)	1,931	17,089
Fidelity Series Government Bond Index Fund (a)	253,956	2,316,080
Fidelity Series High Income Fund (a)	1,960	17,246
Fidelity Series International Credit Fund (a)	1,061	8,930
Fidelity Series International Developed Markets Bond Index Fund (a)	97,849	847,376
Fidelity Series Investment Grade Bond Fund (a)	215,776	2,166,391
Fidelity Series Investment Grade Securitized Fund (a)	150,232	1,338,566
Fidelity Series Long-Term Treasury Bond Index Fund (a)	103,264	549,365
Fidelity Series Real Estate Income Fund (a)	1,683	17,011
TOTAL BOND FUNDS (Cost $12,788,711)		12,138,548

Domestic Equity Funds - 9.4%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	17,119	370,964
Fidelity Series Commodity Strategy Fund (a)	421	38,035
Fidelity Series Large Cap Growth Index Fund (a)	8,471	236,595
Fidelity Series Large Cap Stock Fund (a)	8,179	218,800
Fidelity Series Large Cap Value Index Fund (a)	25,504	442,496
Fidelity Series Small Cap Core Fund (a)	8,208	97,923
Fidelity Series Small Cap Opportunities Fund (a)	2,998	44,707
Fidelity Series Value Discovery Fund (a)	9,772	157,812
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,134,385)		1,607,332

International Equity Funds - 12.1%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	6,862	125,234
Fidelity Series Emerging Markets Fund (a)	13,328	138,209
Fidelity Series Emerging Markets Opportunities Fund (a)	25,542	553,497
Fidelity Series International Growth Fund (a)	14,811	288,214
Fidelity Series International Index Fund (a)	7,788	108,639
Fidelity Series International Small Cap Fund (a)	11,185	218,225
Fidelity Series International Value Fund (a)	21,676	328,605
Fidelity Series Overseas Fund (a)	18,319	288,522
Fidelity Series Select International Small Cap Fund (a)	1,339	17,576
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,486,513)		2,066,721

Short-Term Funds - 6.0%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a)	18,801	188,759
Fidelity Series Treasury Bill Index Fund (a)	85,192	846,805
TOTAL SHORT-TERM FUNDS (Cost $1,035,000)		1,035,564

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $306,766)	4.40	306,766	306,766

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $16,751,375)	17,154,931
NET OTHER ASSETS (LIABILITIES) - 0.0%	(5,704)
NET ASSETS - 100.0%	17,149,227

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	2,933,164	1,565,603	1,416,836	82,170	(11,859)	96,754	3,161,639	317,434
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	90,227	131,062	48,275	4,748	(959)	(484)	171,571	22,486
Fidelity Series Blue Chip Growth Fund	287,597	267,631	227,944	24,902	(1,828)	45,508	370,964	17,119
Fidelity Series Canada Fund	102,304	66,829	62,707	2,756	4,217	14,591	125,234	6,862
Fidelity Series Commodity Strategy Fund	124,981	20,182	105,314	3,736	(48,963)	47,149	38,035	421
Fidelity Series Corporate Bond Fund	1,262,652	670,419	529,630	59,027	(22,951)	26,735	1,407,225	150,345
Fidelity Series Emerging Markets Debt Fund	77,485	42,400	28,958	4,653	(422)	3,123	93,628	11,460
Fidelity Series Emerging Markets Debt Local Currency Fund	24,558	10,335	9,965	950	(739)	2,242	26,431	2,779
Fidelity Series Emerging Markets Fund	164,298	106,717	149,169	3,798	1,438	14,925	138,209	13,328
Fidelity Series Emerging Markets Opportunities Fund	658,013	438,347	619,473	11,385	7,664	68,946	553,497	25,542
Fidelity Series Floating Rate High Income Fund	14,768	8,389	5,830	1,295	(73)	(165)	17,089	1,931
Fidelity Series Government Bond Index Fund	1,955,544	1,213,175	834,972	73,060	(33,849)	16,182	2,316,080	253,956
Fidelity Series Government Money Market Fund	156,176	280,378	129,788	9,064	-	-	306,766	306,766
Fidelity Series High Income Fund	80,027	10,150	74,666	2,414	(5,800)	7,535	17,246	1,960
Fidelity Series International Credit Fund	8,310	414	-	415	-	206	8,930	1,061
Fidelity Series International Developed Markets Bond Index Fund	581,744	515,258	247,066	21,410	(13,045)	10,485	847,376	97,849
Fidelity Series International Growth Fund	256,507	237,771	229,637	8,642	8,877	14,696	288,214	14,811
Fidelity Series International Index Fund	96,420	86,407	87,592	2,364	5,387	8,017	108,639	7,788
Fidelity Series International Small Cap Fund	222,729	98,438	122,564	17,267	5,987	13,635	218,225	11,185
Fidelity Series International Value Fund	254,889	223,972	204,568	9,504	13,458	40,854	328,605	21,676
Fidelity Series Investment Grade Bond Fund	1,907,611	1,060,778	796,451	84,063	(32,713)	27,166	2,166,391	215,776
Fidelity Series Investment Grade Securitized Fund	1,234,053	641,159	527,034	56,195	(33,846)	24,234	1,338,566	150,232
Fidelity Series Large Cap Growth Index Fund	184,225	151,567	139,916	1,082	(529)	41,248	236,595	8,471
Fidelity Series Large Cap Stock Fund	168,454	148,783	126,537	12,602	1,956	26,144	218,800	8,179
Fidelity Series Large Cap Value Index Fund	346,375	335,878	257,288	11,106	(210)	17,741	442,496	25,504
Fidelity Series Long-Term Treasury Bond Index Fund	392,506	381,717	204,043	15,317	(48,055)	27,240	549,365	103,264
Fidelity Series Overseas Fund	254,743	235,430	236,534	4,660	16,547	18,336	288,522	18,319
Fidelity Series Real Estate Income Fund	14,624	7,617	5,619	848	(1)	390	17,011	1,683
Fidelity Series Select International Small Cap Fund	-	17,323	1,677	-	83	1,847	17,576	1,339
Fidelity Series Short-Term Credit Fund	164,669	91,244	68,428	7,311	(27)	1,301	188,759	18,801
Fidelity Series Small Cap Core Fund	85,613	72,280	55,353	950	(3,236)	(1,381)	97,923	8,208
Fidelity Series Small Cap Opportunities Fund	51,659	29,480	32,412	3,917	2,090	(6,110)	44,707	2,998
Fidelity Series Treasury Bill Index Fund	474,076	647,680	274,563	25,646	(587)	199	846,805	85,192
Fidelity Series Value Discovery Fund	121,295	117,002	80,822	6,145	(603)	940	157,812	9,772
	14,752,296	9,931,815	7,941,631	573,402	(192,591)	610,229	17,154,931

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	12,138,548	12,138,548	-	-

Domestic Equity Funds	1,607,332	1,607,332	-	-

International Equity Funds	2,066,721	2,066,721	-	-

Short-Term Funds	1,035,564	1,035,564	-	-

Money Market Funds	306,766	306,766	-	-
Total Investments in Securities:	17,154,931	17,154,931	-	-
Fidelity Managed Retirement Income Fund℠
Financial Statements
Statement of Assets and Liabilities
As of July 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $16,751,375)	$17,154,931

Total Investment in Securities (cost $16,751,375)		$17,154,931
Receivable for investments sold		185,109
Receivable for fund shares sold		1,131
Total assets		17,341,171
Liabilities
Payable for investments purchased	$186,222
Payable for fund shares redeemed	17
Accrued management fee	5,509
Distribution and service plan fees payable	196
Total liabilities		191,944
Net Assets		$17,149,227
Net Assets consist of:
Paid in capital		$17,832,485
Total accumulated earnings (loss)		(683,258)
Net Assets		$17,149,227

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($941,529 ÷ 16,294.53 shares)(a)		$57.78
Maximum offering price per share (100/94.25 of $57.78)		$61.31
Fidelity Managed Retirement Income :
Net Asset Value, offering price and redemption price per share ($10,487,298 ÷ 181,491.4 shares)		$57.78
Class K :
Net Asset Value, offering price and redemption price per share ($121,671 ÷ 2,105.54 shares)		$57.79
Class K6 :
Net Asset Value, offering price and redemption price per share ($5,510,195 ÷ 95,372.74 shares)		$57.78
Class I :
Net Asset Value, offering price and redemption price per share ($88,534 ÷ 1,530.23 shares)		$57.86
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended July 31, 2025
Investment Income
Dividends:
Affiliated issuers		$512,778
Expenses
Management fee	$61,557
Distribution and service plan fees	2,226
Independent trustees' fees and expenses	37
Total expenses		63,820
Net Investment income (loss)		448,958
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(192,591)
Capital gain distributions from underlying funds:
Affiliated issuers	60,624
Total net realized gain (loss)		(131,967)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	610,229
Total change in net unrealized appreciation (depreciation)		610,229
Net gain (loss)		478,262
Net increase (decrease) in net assets resulting from operations		$927,220
Statement of Changes in Net Assets

	Year ended July 31, 2025	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$448,958	$460,826
Net realized gain (loss)	(131,967)	(279,424)
Change in net unrealized appreciation (depreciation)	610,229	783,732
Net increase (decrease) in net assets resulting from operations	927,220	965,134
Distributions to shareholders	(443,561)	(440,966)

Share transactions - net increase (decrease)	1,918,566	(2,144,669)
Total increase (decrease) in net assets	2,402,225	(1,620,501)

Net Assets
Beginning of period	14,747,002	16,367,503
End of period	$17,149,227	$14,747,002

Financial Highlights
Fidelity Advisor Managed Retirement Income Fund℠ Class A

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$56.19	$54.06	$56.57	$63.52	$60.44
Income from Investment Operations
Net investment income (loss) A,B	1.520	1.559	1.924	1.317	.309
Net realized and unrealized gain (loss)	1.621	2.056	(1.950)	(6.180)	4.009
Total from investment operations	3.141	3.615	(.026)	(4.863)	4.318
Distributions from net investment income	(1.551)	(1.474)	(1.849)	(1.252)	(.329)
Distributions from net realized gain	-	(.011)	(.635)	(.835)	(.909)
Total distributions	(1.551)	(1.485)	(2.484)	(2.087)	(1.238)
Net asset value, end of period	$57.78	$56.19	$54.06	$56.57	$63.52
Total Return C,D	5.71%	6.82%	.14%	(7.90)%	7.21%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.70%	.70%	.70%	.70%	.70%
Expenses net of fee waivers, if any	.70%	.70%	.70%	.70%	.70%
Expenses net of all reductions, if any	.70%	.70%	.69%	.70%	.70%
Net investment income (loss)	2.69%	2.89%	3.60%	2.20%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$942	$847	$807	$717	$716
Portfolio turnover rate G	52%	33%	25%	64%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement Income Fund℠

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$56.19	$54.04	$56.57	$63.52	$60.42
Income from Investment Operations
Net investment income (loss) A,B	1.662	1.694	2.055	1.473	.464
Net realized and unrealized gain (loss)	1.615	2.069	(1.958)	(6.189)	4.011
Total from investment operations	3.277	3.763	.097	(4.716)	4.475
Distributions from net investment income	(1.687)	(1.602)	(1.992)	(1.399)	(.466)
Distributions from net realized gain	-	(.011)	(.635)	(.835)	(.909)
Total distributions	(1.687)	(1.613)	(2.627)	(2.234)	(1.375)
Net asset value, end of period	$57.78	$56.19	$54.04	$56.57	$63.52
Total Return C	5.97%	7.11%	.37%	(7.68)%	7.48%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions, if any	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.94%	3.14%	3.84%	2.45%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$10,487	$11,501	$14,670	$16,230	$19,995
Portfolio turnover rate F	52%	33%	25%	64%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement Income Fund℠ Class K

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$56.19	$54.05	$56.59	$63.54	$60.43
Income from Investment Operations
Net investment income (loss) A,B	1.718	1.747	2.105	1.529	.526
Net realized and unrealized gain (loss)	1.626	2.064	(1.955)	(6.186)	4.010
Total from investment operations	3.344	3.811	.150	(4.657)	4.536
Distributions from net investment income	(1.744)	(1.660)	(2.055)	(1.458)	(.517)
Distributions from net realized gain	-	(.011)	(.635)	(.835)	(.909)
Total distributions	(1.744)	(1.671)	(2.690)	(2.293)	(1.426)
Net asset value, end of period	$57.79	$56.19	$54.05	$56.59	$63.54
Total Return C	6.09%	7.20%	.47%	(7.58)%	7.59%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions, if any	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	3.04%	3.24%	3.94%	2.55%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$122	$115	$131	$106	$115
Portfolio turnover rate F	52%	33%	25%	64%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement Income Fund℠ Class K6

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$56.19	$54.06	$56.60	$63.55	$60.42
Income from Investment Operations
Net investment income (loss) A,B	1.770	1.592	2.164	1.583	.588
Net realized and unrealized gain (loss)	1.627	2.272	(1.959)	(6.174)	4.005
Total from investment operations	3.397	3.864	.205	(4.591)	4.593
Distributions from net investment income	(1.807)	(1.723)	(2.110)	(1.524)	(.554)
Distributions from net realized gain	-	(.011)	(.635)	(.835)	(.909)
Total distributions	(1.807)	(1.734)	(2.745)	(2.359)	(1.463)
Net asset value, end of period	$57.78	$56.19	$54.06	$56.60	$63.55
Total Return C	6.20%	7.31%	.57%	(7.48)%	7.69%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions, if any	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	3.14%	2.93%	4.05%	2.65%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$5,510	$2,172	$494	$711	$539
Portfolio turnover rate F	52%	33%	25%	64%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Managed Retirement Income Fund℠ Class I

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$56.25	$54.11	$56.64	$63.58	$60.48
Income from Investment Operations
Net investment income (loss) A,B	1.665	1.696	2.059	1.480	.464
Net realized and unrealized gain (loss)	1.628	2.059	(1.961)	(6.193)	4.011
Total from investment operations	3.293	3.755	.098	(4.713)	4.475
Distributions from net investment income	(1.683)	(1.604)	(1.993)	(1.392)	(.466)
Distributions from net realized gain	-	(.011)	(.635)	(.835)	(.909)
Total distributions	(1.683)	(1.615)	(2.628)	(2.227)	(1.375)
Net asset value, end of period	$57.86	$56.25	$54.11	$56.64	$63.58
Total Return C	5.99%	7.09%	.37%	(7.66)%	7.48%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions, if any	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.94%	3.14%	3.85%	2.45%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$89	$113	$159	$176	$270
Portfolio turnover rate F	52%	33%	25%	64%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement 2010 Fund℠
Schedule of Investments July 31, 2025
Showing Percentage of Net Assets
Bond Funds - 71.8%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	150,728	1,501,254
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	290	2,210
Fidelity Series Corporate Bond Fund (a)	64,137	600,325
Fidelity Series Emerging Markets Debt Fund (a)	4,953	40,465
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,184	11,263
Fidelity Series Floating Rate High Income Fund (a)	832	7,364
Fidelity Series Government Bond Index Fund (a)	108,282	987,527
Fidelity Series High Income Fund (a)	844	7,432
Fidelity Series International Credit Fund (a)	730	6,147
Fidelity Series International Developed Markets Bond Index Fund (a)	41,841	362,347
Fidelity Series Investment Grade Bond Fund (a)	92,002	923,701
Fidelity Series Investment Grade Securitized Fund (a)	64,058	570,757
Fidelity Series Long-Term Treasury Bond Index Fund (a)	52,103	277,189
Fidelity Series Real Estate Income Fund (a)	726	7,335
TOTAL BOND FUNDS (Cost $5,477,684)		5,305,316

Domestic Equity Funds - 9.4%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	7,402	160,406
Fidelity Series Commodity Strategy Fund (a)	184	16,641
Fidelity Series Large Cap Growth Index Fund (a)	3,663	102,317
Fidelity Series Large Cap Stock Fund (a)	3,537	94,624
Fidelity Series Large Cap Value Index Fund (a)	11,028	191,329
Fidelity Series Small Cap Core Fund (a)	3,551	42,369
Fidelity Series Small Cap Opportunities Fund (a)	1,299	19,364
Fidelity Series Value Discovery Fund (a)	4,227	68,259
TOTAL DOMESTIC EQUITY FUNDS (Cost $472,591)		695,309

International Equity Funds - 12.1%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	3,119	56,926
Fidelity Series Emerging Markets Fund (a)	5,757	59,702
Fidelity Series Emerging Markets Opportunities Fund (a)	11,033	239,096
Fidelity Series International Growth Fund (a)	6,371	123,985
Fidelity Series International Index Fund (a)	3,350	46,736
Fidelity Series International Small Cap Fund (a)	4,799	93,632
Fidelity Series International Value Fund (a)	9,284	140,746
Fidelity Series Overseas Fund (a)	7,880	124,117
Fidelity Series Select International Small Cap Fund (a)	484	6,358
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $641,185)		891,298

Short-Term Funds - 5.2%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a)	6,954	69,822
Fidelity Series Treasury Bill Index Fund (a)	31,768	315,770
TOTAL SHORT-TERM FUNDS (Cost $384,958)		385,592

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $114,496)	4.40	114,496	114,496

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $7,090,914)	7,392,011
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,296)
NET ASSETS - 100.0%	7,389,715

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,047,989	1,012,864	588,751	37,207	(7,529)	38,865	1,501,254	150,728
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	52,754	45,927	94,536	1,584	(6,355)	4,420	2,210	290
Fidelity Series Blue Chip Growth Fund	116,119	138,085	118,162	11,567	2,879	21,485	160,406	7,402
Fidelity Series Canada Fund	39,946	39,040	30,234	1,264	897	7,277	56,926	3,119
Fidelity Series Commodity Strategy Fund	46,373	10,457	39,501	1,620	(19,813)	19,125	16,641	184
Fidelity Series Corporate Bond Fund	463,156	392,650	254,152	24,546	(8,515)	7,186	600,325	64,137
Fidelity Series Emerging Markets Debt Fund	28,616	24,863	14,186	1,964	(674)	1,846	40,465	4,953
Fidelity Series Emerging Markets Debt Local Currency Fund	9,247	6,140	4,625	417	(247)	748	11,263	1,184
Fidelity Series Emerging Markets Fund	62,514	57,449	67,454	1,719	650	6,543	59,702	5,757
Fidelity Series Emerging Markets Opportunities Fund	250,374	235,730	281,237	5,132	3,204	31,025	239,096	11,033
Fidelity Series Floating Rate High Income Fund	5,479	4,844	2,898	547	(106)	45	7,364	832
Fidelity Series Government Bond Index Fund	717,475	690,357	405,596	30,346	(16,527)	1,818	987,527	108,282
Fidelity Series Government Money Market Fund	55,041	109,831	50,376	3,457	-	-	114,496	114,496
Fidelity Series High Income Fund	29,696	12,577	35,603	1,052	(2,288)	3,050	7,432	844
Fidelity Series International Credit Fund	5,720	285	-	285	-	142	6,147	730
Fidelity Series International Developed Markets Bond Index Fund	213,227	268,619	116,827	9,207	(4,401)	1,729	362,347	41,841
Fidelity Series International Growth Fund	100,166	121,175	108,254	3,966	3,721	7,177	123,985	6,371
Fidelity Series International Index Fund	37,720	44,669	41,186	1,085	1,430	4,103	46,736	3,350
Fidelity Series International Small Cap Fund	82,330	58,770	55,617	7,659	1,229	6,920	93,632	4,799
Fidelity Series International Value Fund	99,599	115,582	96,467	4,356	2,672	19,360	140,746	9,284
Fidelity Series Investment Grade Bond Fund	699,786	619,421	387,009	35,018	(18,884)	10,387	923,701	92,002
Fidelity Series Investment Grade Securitized Fund	452,666	379,645	253,205	23,447	(12,743)	4,394	570,757	64,058
Fidelity Series Large Cap Growth Index Fund	74,459	79,559	72,452	495	3,154	17,597	102,317	3,663
Fidelity Series Large Cap Stock Fund	67,864	76,853	64,397	5,554	2,215	12,089	94,624	3,537
Fidelity Series Large Cap Value Index Fund	139,530	169,732	128,413	5,117	1,713	8,767	191,329	11,028
Fidelity Series Long-Term Treasury Bond Index Fund	147,331	236,812	94,768	7,141	(13,835)	1,649	277,189	52,103
Fidelity Series Overseas Fund	99,541	120,161	110,031	2,138	4,719	9,727	124,117	7,880
Fidelity Series Real Estate Income Fund	5,427	4,535	2,777	365	(111)	261	7,335	726
Fidelity Series Select International Small Cap Fund	-	5,820	136	-	9	665	6,358	484
Fidelity Series Short-Term Credit Fund	55,133	45,437	31,099	2,706	(73)	424	69,822	6,954
Fidelity Series Small Cap Core Fund	34,404	39,315	30,752	442	(261)	(337)	42,369	3,551
Fidelity Series Small Cap Opportunities Fund	20,699	17,397	17,485	1,819	1,561	(2,808)	19,364	1,299
Fidelity Series Treasury Bill Index Fund	165,121	289,156	138,395	9,701	(174)	62	315,770	31,768
Fidelity Series Value Discovery Fund	48,860	59,874	41,173	2,794	(426)	1,124	68,259	4,227
	5,474,362	5,533,631	3,777,754	245,717	(82,909)	246,865	7,392,011

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	5,305,316	5,305,316	-	-

Domestic Equity Funds	695,309	695,309	-	-

International Equity Funds	891,298	891,298	-	-

Short-Term Funds	385,592	385,592	-	-

Money Market Funds	114,496	114,496	-	-
Total Investments in Securities:	7,392,011	7,392,011	-	-
Fidelity Managed Retirement 2010 Fund℠
Financial Statements
Statement of Assets and Liabilities
As of July 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $7,090,914)	$7,392,011

Total Investment in Securities (cost $7,090,914)		$7,392,011
Cash		1
Receivable for investments sold		77,695
Receivable for fund shares sold		319
Total assets		7,470,026
Liabilities
Payable for investments purchased	$78,014
Accrued management fee	2,267
Distribution and service plan fees payable	30
Total liabilities		80,311
Net Assets		$7,389,715
Net Assets consist of:
Paid in capital		$7,333,686
Total accumulated earnings (loss)		56,029
Net Assets		$7,389,715

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($143,105 ÷ 2,585.41 shares)(a)		$55.35
Maximum offering price per share (100/94.25 of $55.35)		$58.73
Fidelity Managed Retirement 2010 :
Net Asset Value, offering price and redemption price per share ($4,019,452 ÷ 72,591.39 shares)		$55.37
Class K :
Net Asset Value, offering price and redemption price per share ($124,768 ÷ 2,254.52 shares)		$55.34
Class K6 :
Net Asset Value, offering price and redemption price per share ($2,996,577 ÷ 54,168.98 shares)		$55.32
Class I :
Net Asset Value, offering price and redemption price per share ($105,813 ÷ 1,911.57 shares)		$55.35
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended July 31, 2025
Investment Income
Dividends:
Affiliated issuers		$218,161
Expenses
Management fee	$24,667
Distribution and service plan fees	383
Independent trustees' fees and expenses	15
Total expenses before reductions	25,065
Expense reductions	(1)
Total expenses after reductions		25,064
Net Investment income (loss)		193,097
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(82,909)
Capital gain distributions from underlying funds:
Affiliated issuers	27,556
Total net realized gain (loss)		(55,353)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	246,865
Total change in net unrealized appreciation (depreciation)		246,865
Net gain (loss)		191,512
Net increase (decrease) in net assets resulting from operations		$384,609
Statement of Changes in Net Assets

	Year ended July 31, 2025	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$193,097	$184,830
Net realized gain (loss)	(55,353)	(75,979)
Change in net unrealized appreciation (depreciation)	246,865	305,383
Net increase (decrease) in net assets resulting from operations	384,609	414,234
Distributions to shareholders	(186,676)	(178,041)

Share transactions - net increase (decrease)	1,719,319	(920,306)
Total increase (decrease) in net assets	1,917,252	(684,113)

Net Assets
Beginning of period	5,472,463	6,156,576
End of period	$7,389,715	$5,472,463

Financial Highlights
Fidelity Advisor Managed Retirement 2010 Fund℠ Class A

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$53.76	$51.60	$54.07	$62.41	$58.79
Income from Investment Operations
Net investment income (loss) A,B	1.475	1.434	1.772	1.275	.342
Net realized and unrealized gain (loss)	1.547	2.102	(1.646)	(6.182)	5.126
Total from investment operations	3.022	3.536	.126	(4.907)	5.468
Distributions from net investment income	(1.432)	(1.363)	(1.726)	(1.207)	(.379)
Distributions from net realized gain	-	(.013)	(.870)	(2.226)	(1.469)
Total distributions	(1.432)	(1.376)	(2.596)	(3.433)	(1.848)
Net asset value, end of period	$55.35	$53.76	$51.60	$54.07	$62.41
Total Return C,D	5.74%	6.98%	.45%	(8.32)%	9.46%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.70%	.70%	.71%	.71%	.71%
Expenses net of fee waivers, if any	.70%	.70%	.71%	.71%	.71%
Expenses net of all reductions, if any	.70%	.70%	.71%	.71%	.71%
Net investment income (loss)	2.72%	2.78%	3.48%	2.21%	.56%
Supplemental Data
Net assets, end of period (000 omitted)	$143	$165	$241	$325	$394
Portfolio turnover rate G	59%	25%	22%	54%	41%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement 2010 Fund℠

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$53.78	$51.64	$54.12	$62.47	$58.82
Income from Investment Operations
Net investment income (loss) A,B	1.611	1.614	1.899	1.421	.493
Net realized and unrealized gain (loss)	1.548	2.052	(1.652)	(6.181)	5.129
Total from investment operations	3.159	3.666	.247	(4.760)	5.622
Distributions from net investment income	(1.569)	(1.513)	(1.857)	(1.364)	(.503)
Distributions from net realized gain	-	(.013)	(.870)	(2.226)	(1.469)
Total distributions	(1.569)	(1.526)	(2.727)	(3.590)	(1.972)
Net asset value, end of period	$55.37	$53.78	$51.64	$54.12	$62.47
Total Return C	6.01%	7.25%	.69%	(8.08)%	9.73%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.45%	.45%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.45%	.45%	.46%	.46%	.46%
Expenses net of all reductions, if any	.45%	.45%	.46%	.46%	.46%
Net investment income (loss)	2.97%	3.13%	3.73%	2.46%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$4,019	$4,291	$5,239	$5,655	$6,728
Portfolio turnover rate F	59%	25%	22%	54%	41%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement 2010 Fund℠ Class K

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$53.76	$51.62	$54.10	$62.45	$58.81
Income from Investment Operations
Net investment income (loss) A,B	1.662	1.614	1.947	1.474	.554
Net realized and unrealized gain (loss)	1.542	2.107	(1.646)	(6.173)	5.122
Total from investment operations	3.204	3.721	.301	(4.699)	5.676
Distributions from net investment income	(1.624)	(1.568)	(1.911)	(1.425)	(.567)
Distributions from net realized gain	-	(.013)	(.870)	(2.226)	(1.469)
Total distributions	(1.624)	(1.581)	(2.781)	(3.651)	(2.036)
Net asset value, end of period	$55.34	$53.76	$51.62	$54.10	$62.45
Total Return C	6.10%	7.36%	.80%	(7.99)%	9.83%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.35%	.35%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.35%	.35%	.36%	.36%	.36%
Expenses net of all reductions, if any	.35%	.35%	.36%	.36%	.36%
Net investment income (loss)	3.07%	3.13%	3.83%	2.56%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$125	$118	$129	$109	$118
Portfolio turnover rate F	59%	25%	22%	54%	41%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement 2010 Fund℠ Class K6

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$53.75	$51.62	$54.10	$62.46	$58.82
Income from Investment Operations
Net investment income (loss) A,B	1.710	1.720	2.000	1.503	.615
Net realized and unrealized gain (loss)	1.552	2.050	(1.650)	(6.145)	5.120
Total from investment operations	3.262	3.770	.350	(4.642)	5.735
Distributions from net investment income	(1.692)	(1.627)	(1.960)	(1.492)	(.626)
Distributions from net realized gain	-	(.013)	(.870)	(2.226)	(1.469)
Total distributions	(1.692)	(1.640)	(2.830)	(3.718)	(2.095)
Net asset value, end of period	$55.32	$53.75	$51.62	$54.10	$62.46
Total Return C	6.22%	7.47%	.90%	(7.90)%	9.94%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.25%	.25%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.25%	.25%	.26%	.26%	.26%
Expenses net of all reductions, if any	.25%	.25%	.26%	.26%	.26%
Net investment income (loss)	3.17%	3.33%	3.93%	2.65%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$2,997	$799	$290	$337	$174
Portfolio turnover rate F	59%	25%	22%	54%	41%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Managed Retirement 2010 Fund℠ Class I

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$53.77	$51.63	$54.11	$62.46	$58.82
Income from Investment Operations
Net investment income (loss) A,B	1.608	1.563	1.898	1.417	.493
Net realized and unrealized gain (loss)	1.541	2.108	(1.652)	(6.176)	5.120
Total from investment operations	3.149	3.671	.246	(4.759)	5.613
Distributions from net investment income	(1.569)	(1.518)	(1.856)	(1.365)	(.504)
Distributions from net realized gain	-	(.013)	(.870)	(2.226)	(1.469)
Total distributions	(1.569)	(1.531)	(2.726)	(3.591)	(1.973)
Net asset value, end of period	$55.35	$53.77	$51.63	$54.11	$62.46
Total Return C	5.99%	7.26%	.69%	(8.08)%	9.72%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.45%	.45%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.45%	.45%	.46%	.46%	.46%
Expenses net of all reductions, if any	.45%	.45%	.46%	.46%	.46%
Net investment income (loss)	2.97%	3.03%	3.73%	2.46%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$106	$100	$93	$103	$113
Portfolio turnover rate F	59%	25%	22%	54%	41%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement 2015 Fund℠
Schedule of Investments July 31, 2025
Showing Percentage of Net Assets
Bond Funds - 67.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	82,948	826,165
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	12,512	95,468
Fidelity Series Corporate Bond Fund (a)	41,281	386,388
Fidelity Series Emerging Markets Debt Fund (a)	3,343	27,313
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	836	7,949
Fidelity Series Floating Rate High Income Fund (a)	567	5,020
Fidelity Series Government Bond Index Fund (a)	69,803	636,606
Fidelity Series High Income Fund (a)	579	5,098
Fidelity Series International Credit Fund (a)	317	2,672
Fidelity Series International Developed Markets Bond Index Fund (a)	28,891	250,193
Fidelity Series Investment Grade Bond Fund (a)	59,313	595,507
Fidelity Series Investment Grade Securitized Fund (a)	41,212	367,202
Fidelity Series Long-Term Treasury Bond Index Fund (a)	37,253	198,185
Fidelity Series Real Estate Income Fund (a)	493	4,980
TOTAL BOND FUNDS (Cost $3,636,948)		3,408,746

Domestic Equity Funds - 13.2%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	7,190	155,800
Fidelity Series Commodity Strategy Fund (a)	125	11,318
Fidelity Series Large Cap Growth Index Fund (a)	3,560	99,419
Fidelity Series Large Cap Stock Fund (a)	3,437	91,942
Fidelity Series Large Cap Value Index Fund (a)	10,705	185,723
Fidelity Series Small Cap Core Fund (a)	3,457	41,242
Fidelity Series Small Cap Opportunities Fund (a)	1,269	18,928
Fidelity Series Value Discovery Fund (a)	4,109	66,356
TOTAL DOMESTIC EQUITY FUNDS (Cost $415,677)		670,728

International Equity Funds - 14.6%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	2,699	49,252
Fidelity Series Emerging Markets Fund (a)	4,686	48,590
Fidelity Series Emerging Markets Opportunities Fund (a)	8,980	194,588
Fidelity Series International Growth Fund (a)	5,588	108,746
Fidelity Series International Index Fund (a)	2,939	40,995
Fidelity Series International Small Cap Fund (a)	3,343	65,224
Fidelity Series International Value Fund (a)	7,972	120,853
Fidelity Series Overseas Fund (a)	6,912	108,861
Fidelity Series Select International Small Cap Fund (a)	336	4,408
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $502,140)		741,517

Short-Term Funds - 3.7%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a)	2,492	25,017
Fidelity Series Treasury Bill Index Fund (a)	16,110	160,129
TOTAL SHORT-TERM FUNDS (Cost $184,816)		185,146

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $60,914)	4.40	60,914	60,914

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $4,800,495)	5,067,051
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,077)
NET ASSETS - 100.0%	5,064,974

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	827,592	301,993	326,947	24,037	1,150	24,174	826,165	82,948
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	156,268	48,776	106,433	5,003	(20,943)	17,800	95,468	12,512
Fidelity Series Blue Chip Growth Fund	164,978	88,834	117,251	15,190	6,739	12,500	155,800	7,190
Fidelity Series Canada Fund	50,838	17,835	27,247	1,482	3,911	3,915	49,252	2,699
Fidelity Series Commodity Strategy Fund	46,407	4,195	38,653	1,484	(15,782)	15,151	11,318	125
Fidelity Series Corporate Bond Fund	435,559	117,787	167,206	19,543	(5,123)	5,371	386,388	41,281
Fidelity Series Emerging Markets Debt Fund	28,748	7,183	9,517	1,647	(91)	990	27,313	3,343
Fidelity Series Emerging Markets Debt Local Currency Fund	9,149	1,715	3,349	385	44	390	7,949	836
Fidelity Series Emerging Markets Fund	70,737	26,145	54,382	1,778	1,890	4,200	48,590	4,686
Fidelity Series Emerging Markets Opportunities Fund	283,344	107,941	226,398	5,342	6,309	23,392	194,588	8,980
Fidelity Series Floating Rate High Income Fund	5,484	1,615	2,000	465	(19)	(60)	5,020	567
Fidelity Series Government Bond Index Fund	674,695	228,069	259,465	24,120	(7,094)	401	636,606	69,803
Fidelity Series Government Money Market Fund	33,785	58,249	31,120	1,884	-	-	60,914	60,914
Fidelity Series High Income Fund	29,711	2,390	27,658	914	(1,493)	2,148	5,098	579
Fidelity Series International Credit Fund	2,487	123	-	124	-	62	2,672	317
Fidelity Series International Developed Markets Bond Index Fund	216,649	120,846	84,970	7,867	(1,694)	(638)	250,193	28,891
Fidelity Series International Growth Fund	127,469	61,501	88,957	4,646	8,666	67	108,746	5,588
Fidelity Series International Index Fund	47,992	21,116	33,407	1,270	4,449	845	40,995	2,939
Fidelity Series International Small Cap Fund	82,363	19,577	42,005	6,962	4,106	1,183	65,224	3,343
Fidelity Series International Value Fund	126,743	53,984	81,765	5,089	11,911	9,980	120,853	7,972
Fidelity Series Investment Grade Bond Fund	658,088	189,516	249,091	27,926	(9,319)	6,313	595,507	59,313
Fidelity Series Investment Grade Securitized Fund	425,696	113,426	168,155	18,722	(8,963)	5,198	367,202	41,212
Fidelity Series Large Cap Growth Index Fund	105,432	44,444	71,080	599	10,627	9,996	99,419	3,560
Fidelity Series Large Cap Stock Fund	97,026	43,610	61,663	7,650	8,696	4,273	91,942	3,437
Fidelity Series Large Cap Value Index Fund	199,472	98,539	121,973	6,497	8,661	1,024	185,723	10,705
Fidelity Series Long-Term Treasury Bond Index Fund	156,643	129,169	78,825	6,280	(16,807)	8,005	198,185	37,253
Fidelity Series Overseas Fund	126,667	59,243	90,627	2,505	13,294	284	108,861	6,912
Fidelity Series Real Estate Income Fund	5,424	1,332	1,903	315	4	123	4,980	493
Fidelity Series Select International Small Cap Fund	-	3,934	13	-	-	487	4,408	336
Fidelity Series Short-Term Credit Fund	34,257	7,299	16,818	1,383	116	163	25,017	2,492
Fidelity Series Small Cap Core Fund	49,536	22,087	27,490	559	(1,252)	(1,639)	41,242	3,457
Fidelity Series Small Cap Opportunities Fund	31,085	8,663	18,175	2,388	5,922	(8,567)	18,928	1,269
Fidelity Series Treasury Bill Index Fund	101,631	139,307	80,749	5,220	(89)	29	160,129	16,110
Fidelity Series Value Discovery Fund	69,851	34,594	38,148	3,589	1,394	(1,335)	66,356	4,109
	5,481,806	2,185,037	2,753,440	212,865	9,220	146,225	5,067,051

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	3,408,746	3,408,746	-	-

Domestic Equity Funds	670,728	670,728	-	-

International Equity Funds	741,517	741,517	-	-

Short-Term Funds	185,146	185,146	-	-

Money Market Funds	60,914	60,914	-	-
Total Investments in Securities:	5,067,051	5,067,051	-	-
Fidelity Managed Retirement 2015 Fund℠
Financial Statements
Statement of Assets and Liabilities
As of July 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $4,800,495)	$5,067,051

Total Investment in Securities (cost $4,800,495)		$5,067,051
Receivable for investments sold		58,047
Receivable for fund shares sold		2
Total assets		5,125,100
Liabilities
Payable for investments purchased	$58,049
Accrued management fee	1,893
Distribution and service plan fees payable	184
Total liabilities		60,126
Net Assets		$5,064,974
Net Assets consist of:
Paid in capital		$5,033,560
Total accumulated earnings (loss)		31,414
Net Assets		$5,064,974

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($571,944 ÷ 10,424.48 shares)(a)		$54.87
Maximum offering price per share (100/94.25 of $54.87)		$58.22
Fidelity Managed Retirement 2015 :
Net Asset Value, offering price and redemption price per share ($3,497,166 ÷ 63,676.13 shares)		$54.92
Class K :
Net Asset Value, offering price and redemption price per share ($130,283 ÷ 2,373.06 shares)		$54.90
Class K6 :
Net Asset Value, offering price and redemption price per share ($864,246 ÷ 15,739.4 shares)		$54.91
Class I :
Net Asset Value, offering price and redemption price per share ($1,335 ÷ 24.19 shares)(b)		$55.20
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares.
Statement of Operations
Year ended July 31, 2025
Investment Income
Dividends:
Affiliated issuers		$178,884
Expenses
Management fee	$23,340
Distribution and service plan fees	2,446
Independent trustees' fees and expenses	13
Total expenses		25,799
Net Investment income (loss)		153,085
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	9,220
Capital gain distributions from underlying funds:
Affiliated issuers	33,981
Total net realized gain (loss)		43,201
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	146,225
Total change in net unrealized appreciation (depreciation)		146,225
Net gain (loss)		189,426
Net increase (decrease) in net assets resulting from operations		$342,511
Statement of Changes in Net Assets

	Year ended July 31, 2025	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$153,085	$168,225
Net realized gain (loss)	43,201	(101,052)
Change in net unrealized appreciation (depreciation)	146,225	347,817
Net increase (decrease) in net assets resulting from operations	342,511	414,990
Distributions to shareholders	(156,923)	(160,658)

Share transactions - net increase (decrease)	(600,172)	(1,129,926)
Total increase (decrease) in net assets	(414,584)	(875,594)

Net Assets
Beginning of period	5,479,558	6,355,152
End of period	$5,064,974	$5,479,558

Financial Highlights
Fidelity Advisor Managed Retirement 2015 Fund℠ Class A

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$53.01	$50.49	$52.42	$60.51	$55.51
Income from Investment Operations
Net investment income (loss) A,B	1.392	1.331	1.675	1.241	.335
Net realized and unrealized gain (loss)	1.893	2.489	(1.158)	(6.395)	6.385
Total from investment operations	3.285	3.820	.517	(5.154)	6.720
Distributions from net investment income	(1.425)	(1.281)	(1.647)	(1.207)	(.369)
Distributions from net realized gain	-	(.019)	(.800)	(1.729)	(1.351)
Total distributions	(1.425)	(1.300)	(2.447)	(2.936)	(1.720)
Net asset value, end of period	$54.87	$53.01	$50.49	$52.42	$60.51
Total Return C,D	6.34%	7.71%	1.25%	(8.96)%	12.31%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.71%	.71%	.71%	.71%	.72%
Expenses net of fee waivers, if any	.71%	.71%	.71%	.71%	.72%
Expenses net of all reductions, if any	.71%	.71%	.71%	.71%	.72%
Net investment income (loss)	2.60%	2.63%	3.39%	2.20%	.58%
Supplemental Data
Net assets, end of period (000 omitted)	$572	$1,014	$1,043	$1,242	$1,461
Portfolio turnover rate G	40%	34%	23%	60%	32%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not include the effect of the sales charges.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement 2015 Fund℠

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$53.06	$50.53	$52.47	$60.56	$55.53
Income from Investment Operations
Net investment income (loss) A,B	1.526	1.498	1.799	1.389	.481
Net realized and unrealized gain (loss)	1.890	2.458	(1.166)	(6.410)	6.395
Total from investment operations	3.416	3.956	.633	(5.021)	6.876
Distributions from net investment income	(1.556)	(1.407)	(1.773)	(1.340)	(.495)
Distributions from net realized gain	-	(.019)	(.800)	(1.729)	(1.351)
Total distributions	(1.556)	(1.426)	(2.573)	(3.069)	(1.846)
Net asset value, end of period	$54.92	$53.06	$50.53	$52.47	$60.56
Total Return C	6.59%	7.99%	1.49%	(8.74)%	12.60%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.46%	.46%	.46%	.46%	.47%
Expenses net of fee waivers, if any	.46%	.46%	.46%	.46%	.47%
Expenses net of all reductions, if any	.46%	.46%	.46%	.46%	.47%
Net investment income (loss)	2.85%	2.96%	3.64%	2.45%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$3,497	$3,704	$4,612	$4,768	$6,736
Portfolio turnover rate F	40%	34%	23%	60%	32%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement 2015 Fund℠ Class K

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$53.04	$50.52	$52.46	$60.55	$55.52
Income from Investment Operations
Net investment income (loss) A,B	1.578	1.505	1.845	1.436	.539
Net realized and unrealized gain (loss)	1.894	2.492	(1.158)	(6.395)	6.392
Total from investment operations	3.472	3.997	.687	(4.959)	6.931
Distributions from net investment income	(1.612)	(1.458)	(1.827)	(1.402)	(.550)
Distributions from net realized gain	-	(.019)	(.800)	(1.729)	(1.351)
Total distributions	(1.612)	(1.477)	(2.627)	(3.131)	(1.901)
Net asset value, end of period	$54.90	$53.04	$50.52	$52.46	$60.55
Total Return C	6.71%	8.08%	1.60%	(8.64)%	12.71%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.36%	.36%	.36%	.36%	.37%
Expenses net of fee waivers, if any	.36%	.36%	.36%	.36%	.37%
Expenses net of all reductions, if any	.36%	.36%	.36%	.36%	.37%
Net investment income (loss)	2.95%	2.98%	3.74%	2.55%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$130	$122	$171	$111	$122
Portfolio turnover rate F	40%	34%	23%	60%	32%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement 2015 Fund℠ Class K6

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$53.05	$50.55	$52.46	$60.56	$55.53
Income from Investment Operations
Net investment income (loss) A,B	1.630	1.624	1.920	1.434	.597
Net realized and unrealized gain (loss)	1.894	2.423	(1.181)	(6.334)	6.391
Total from investment operations	3.524	4.047	.739	(4.900)	6.988
Distributions from net investment income	(1.664)	(1.528)	(1.849)	(1.471)	(.607)
Distributions from net realized gain	-	(.019)	(.800)	(1.729)	(1.351)
Total distributions	(1.664)	(1.547)	(2.649)	(3.200)	(1.958)
Net asset value, end of period	$54.91	$53.05	$50.55	$52.46	$60.56
Total Return C	6.81%	8.18%	1.70%	(8.54)%	12.82%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.26%	.26%	.26%	.26%	.27%
Expenses net of fee waivers, if any	.26%	.26%	.26%	.26%	.27%
Expenses net of all reductions, if any	.26%	.26%	.25%	.26%	.27%
Net investment income (loss)	3.06%	3.20%	3.85%	2.65%	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$864	$486	$162	$837	$204
Portfolio turnover rate F	40%	34%	23%	60%	32%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Managed Retirement 2015 Fund℠ Class I

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$53.07	$50.54	$52.48	$60.57	$55.54
Income from Investment Operations
Net investment income (loss) A,B	1.533	1.458	1.799	1.376	.481
Net realized and unrealized gain (loss)	1.907	2.491	(1.168)	(6.387)	6.390
Total from investment operations	3.440	3.949	.631	(5.011)	6.871
Distributions from net investment income	(1.310)	(1.400)	(1.771)	(1.350)	(.490)
Distributions from net realized gain	-	(.019)	(.800)	(1.729)	(1.351)
Total distributions	(1.310)	(1.419)	(2.571)	(3.079)	(1.841)
Net asset value, end of period	$55.20	$53.07	$50.54	$52.48	$60.57
Total Return C	6.62%	7.97%	1.48%	(8.72)%	12.59%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.46%	.46%	.46%	.46%	.47%
Expenses net of fee waivers, if any	.46%	.46%	.46%	.46%	.47%
Expenses net of all reductions, if any	.46%	.46%	.46%	.46%	.47%
Net investment income (loss)	2.86%	2.88%	3.64%	2.45%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$1	$154	$253	$279	$278
Portfolio turnover rate F	40%	34%	23%	60%	32%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement 2020 Fund℠
Schedule of Investments July 31, 2025
Showing Percentage of Net Assets
Bond Funds - 62.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	117,996	1,175,244
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	47,376	361,478
Fidelity Series Corporate Bond Fund (a)	72,977	683,065
Fidelity Series Emerging Markets Debt Fund (a)	6,418	52,432
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,513	14,384
Fidelity Series Floating Rate High Income Fund (a)	1,076	9,519
Fidelity Series Government Bond Index Fund (a)	123,405	1,125,453
Fidelity Series High Income Fund (a)	1,096	9,648
Fidelity Series International Credit Fund (a)	254	2,141
Fidelity Series International Developed Markets Bond Index Fund (a)	55,064	476,856
Fidelity Series Investment Grade Bond Fund (a)	104,857	1,052,761
Fidelity Series Investment Grade Securitized Fund (a)	72,856	649,151
Fidelity Series Long-Term Treasury Bond Index Fund (a)	73,609	391,598
Fidelity Series Real Estate Income Fund (a)	935	9,449
TOTAL BOND FUNDS (Cost $6,425,228)		6,013,179

Domestic Equity Funds - 17.2%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	17,684	383,221
Fidelity Series Commodity Strategy Fund (a)	240	21,654
Fidelity Series Large Cap Growth Index Fund (a)	8,757	244,595
Fidelity Series Large Cap Stock Fund (a)	8,456	226,193
Fidelity Series Large Cap Value Index Fund (a)	26,321	456,663
Fidelity Series Small Cap Core Fund (a)	8,513	101,557
Fidelity Series Small Cap Opportunities Fund (a)	3,134	46,724
Fidelity Series Value Discovery Fund (a)	10,111	163,286
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,070,065)		1,643,893

International Equity Funds - 17.2%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	6,204	113,220
Fidelity Series Emerging Markets Fund (a)	10,305	106,860
Fidelity Series Emerging Markets Opportunities Fund (a)	19,747	427,925
Fidelity Series International Growth Fund (a)	12,918	251,376
Fidelity Series International Index Fund (a)	6,794	94,769
Fidelity Series International Small Cap Fund (a)	6,326	123,426
Fidelity Series International Value Fund (a)	18,040	273,481
Fidelity Series Overseas Fund (a)	15,977	251,634
Fidelity Series Select International Small Cap Fund (a)	579	7,608
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,167,924)		1,650,299

Short-Term Funds - 2.3%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a)	1,404	14,096
Fidelity Series Treasury Bill Index Fund (a)	20,310	201,878
TOTAL SHORT-TERM FUNDS (Cost $215,779)		215,974

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $63,293)	4.40	63,294	63,294

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $8,942,289)	9,586,639
NET OTHER ASSETS (LIABILITIES) - 0.0%	(3,405)
NET ASSETS - 100.0%	9,583,234

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	925,994	501,610	281,145	29,443	285	31,018	1,175,244	117,996
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	396,560	153,201	180,411	14,143	(32,152)	24,280	361,478	47,376
Fidelity Series Blue Chip Growth Fund	329,095	197,015	190,993	30,244	1,996	46,108	383,221	17,684
Fidelity Series Canada Fund	94,208	42,304	39,264	2,936	521	15,451	113,220	6,204
Fidelity Series Commodity Strategy Fund	70,740	8,573	56,698	2,294	(23,606)	22,645	21,654	240
Fidelity Series Corporate Bond Fund	622,136	240,127	179,415	30,221	(4,647)	4,864	683,065	72,977
Fidelity Series Emerging Markets Debt Fund	44,097	15,863	9,050	2,759	(283)	1,805	52,432	6,418
Fidelity Series Emerging Markets Debt Local Currency Fund	13,779	3,642	3,739	614	(157)	859	14,384	1,513
Fidelity Series Emerging Markets Fund	120,679	55,834	81,606	3,245	(1,889)	13,842	106,860	10,305
Fidelity Series Emerging Markets Opportunities Fund	483,302	224,679	336,789	9,748	(804)	57,537	427,925	19,747
Fidelity Series Floating Rate High Income Fund	8,373	3,384	2,101	767	(6)	(131)	9,519	1,076
Fidelity Series Government Bond Index Fund	963,691	448,194	275,814	37,362	(6,750)	(3,868)	1,125,453	123,405
Fidelity Series Government Money Market Fund	18,753	81,488	36,947	1,499	-	-	63,294	63,294
Fidelity Series High Income Fund	45,387	6,419	43,184	1,464	(2,529)	3,555	9,648	1,096
Fidelity Series International Credit Fund	1,993	99	-	99	-	49	2,141	254
Fidelity Series International Developed Markets Bond Index Fund	332,217	232,901	84,777	13,088	(2,613)	(872)	476,856	55,064
Fidelity Series International Growth Fund	236,212	130,755	131,954	9,207	4,103	12,260	251,376	12,918
Fidelity Series International Index Fund	88,913	46,025	50,421	2,518	2,862	7,390	94,769	6,794
Fidelity Series International Small Cap Fund	126,651	39,224	51,791	11,356	2,322	7,020	123,426	6,326
Fidelity Series International Value Fund	234,844	122,731	127,684	10,087	7,631	35,959	273,481	18,040
Fidelity Series Investment Grade Bond Fund	939,979	382,810	265,046	43,136	(5,769)	787	1,052,761	104,857
Fidelity Series Investment Grade Securitized Fund	608,044	227,873	180,659	28,915	(7,247)	1,140	649,151	72,856
Fidelity Series Large Cap Growth Index Fund	210,905	101,328	114,073	1,273	1,085	45,350	244,595	8,757
Fidelity Series Large Cap Stock Fund	192,551	100,832	97,702	15,311	1,779	28,733	226,193	8,456
Fidelity Series Large Cap Value Index Fund	395,918	226,314	186,322	13,451	2,094	18,659	456,663	26,321
Fidelity Series Long-Term Treasury Bond Index Fund	253,731	251,980	98,505	11,042	(12,084)	(3,524)	391,598	73,609
Fidelity Series Overseas Fund	234,706	127,182	136,884	4,964	7,181	19,449	251,634	15,977
Fidelity Series Real Estate Income Fund	8,288	2,861	1,905	514	(27)	232	9,449	935
Fidelity Series Select International Small Cap Fund	-	6,875	105	-	1	837	7,608	579
Fidelity Series Short-Term Credit Fund	20,472	6,406	12,959	820	135	42	14,096	1,404
Fidelity Series Small Cap Core Fund	97,109	50,951	41,248	1,150	(2,072)	(3,183)	101,557	8,513
Fidelity Series Small Cap Opportunities Fund	59,725	19,407	27,374	4,768	1,603	(6,637)	46,724	3,134
Fidelity Series Treasury Bill Index Fund	57,379	238,441	93,830	3,969	(52)	(60)	201,878	20,310
Fidelity Series Value Discovery Fund	138,644	82,121	57,573	7,434	(258)	352	163,286	10,111
	8,375,075	4,379,449	3,477,968	349,841	(69,347)	381,948	9,586,639

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	6,013,179	6,013,179	-	-

Domestic Equity Funds	1,643,893	1,643,893	-	-

International Equity Funds	1,650,299	1,650,299	-	-

Short-Term Funds	215,974	215,974	-	-

Money Market Funds	63,294	63,294	-	-
Total Investments in Securities:	9,586,639	9,586,639	-	-
Fidelity Managed Retirement 2020 Fund℠
Financial Statements
Statement of Assets and Liabilities
As of July 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $8,942,289)	$9,586,639

Total Investment in Securities (cost $8,942,289)		$9,586,639
Cash		1
Receivable for investments sold		132,296
Receivable for fund shares sold		321
Total assets		9,719,257
Liabilities
Payable for investments purchased	$65,210
Payable for fund shares redeemed	67,407
Accrued management fee	3,360
Distribution and service plan fees payable	46
Total liabilities		136,023
Net Assets		$9,583,234
Net Assets consist of:
Paid in capital		$9,383,341
Total accumulated earnings (loss)		199,893
Net Assets		$9,583,234

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($219,097 ÷ 3,899.1 shares)(a)		$56.19
Maximum offering price per share (100/94.25 of $56.19)		$59.62
Fidelity Managed Retirement 2020 :
Net Asset Value, offering price and redemption price per share ($6,669,289 ÷ 118,574.51 shares)		$56.25
Class K :
Net Asset Value, offering price and redemption price per share ($135,629 ÷ 2,411.23 shares)		$56.25
Class K6 :
Net Asset Value, offering price and redemption price per share ($2,394,280 ÷ 42,573.72 shares)		$56.24
Class I :
Net Asset Value, offering price and redemption price per share ($164,939 ÷ 2,930.66 shares)		$56.28
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended July 31, 2025
Investment Income
Dividends:
Affiliated issuers		$283,531
Expenses
Management fee	$38,291
Distribution and service plan fees	526
Independent trustees' fees and expenses	22
Total expenses before reductions	38,839
Expense reductions	(1)
Total expenses after reductions		38,838
Net Investment income (loss)		244,693
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(69,347)
Capital gain distributions from underlying funds:
Affiliated issuers	66,310
Total net realized gain (loss)		(3,037)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	381,948
Total change in net unrealized appreciation (depreciation)		381,948
Net gain (loss)		378,911
Net increase (decrease) in net assets resulting from operations		$623,604
Statement of Changes in Net Assets

	Year ended July 31, 2025	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$244,693	$247,472
Net realized gain (loss)	(3,037)	(40,262)
Change in net unrealized appreciation (depreciation)	381,948	543,266
Net increase (decrease) in net assets resulting from operations	623,604	750,476
Distributions to shareholders	(243,721)	(239,352)

Share transactions - net increase (decrease)	831,429	(894,312)
Total increase (decrease) in net assets	1,211,312	(383,188)

Net Assets
Beginning of period	8,371,922	8,755,110
End of period	$9,583,234	$8,371,922

Financial Highlights
Fidelity Advisor Managed Retirement 2020 Fund℠ Class A

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$53.89	$50.93	$51.75	$59.83	$53.77
Income from Investment Operations
Net investment income (loss) A,B	1.338	1.310	1.630	1.245	.327
Net realized and unrealized gain (loss)	2.312	2.887	(.705)	(6.741)	7.664
Total from investment operations	3.650	4.197	.925	(5.496)	7.991
Distributions from net investment income	(1.347)	(1.211)	(1.571)	(1.232)	(.409)
Distributions from net realized gain	(.003)	(.026)	(.174)	(1.352)	(1.522)
Total distributions	(1.350)	(1.237)	(1.745)	(2.584)	(1.931)
Net asset value, end of period	$56.19	$53.89	$50.93	$51.75	$59.83
Total Return C,D	6.92%	8.38%	2.03%	(9.62)%	15.15%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.72%	.72%	.72%	.72%	.72%
Expenses net of fee waivers, if any	.72%	.72%	.72%	.72%	.72%
Expenses net of all reductions, if any	.72%	.72%	.72%	.72%	.72%
Net investment income (loss)	2.46%	2.57%	3.30%	2.22%	.57%
Supplemental Data
Net assets, end of period (000 omitted)	$219	$206	$234	$509	$678
Portfolio turnover rate G	39%	32%	28%	67%	35%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement 2020 Fund℠

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$53.95	$51.00	$51.84	$59.92	$53.81
Income from Investment Operations
Net investment income (loss) A,B	1.475	1.462	1.755	1.389	.470
Net realized and unrealized gain (loss)	2.314	2.876	(.706)	(6.758)	7.671
Total from investment operations	3.789	4.338	1.049	(5.369)	8.141
Distributions from net investment income	(1.486)	(1.362)	(1.715)	(1.359)	(.509)
Distributions from net realized gain	(.003)	(.026)	(.174)	(1.352)	(1.522)
Total distributions	(1.489)	(1.388)	(1.889)	(2.711)	(2.031)
Net asset value, end of period	$56.25	$53.95	$51.00	$51.84	$59.92
Total Return C	7.19%	8.67%	2.29%	(9.40)%	15.44%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.47%	.47%	.47%	.47%	.47%
Expenses net of fee waivers, if any	.47%	.47%	.47%	.47%	.47%
Expenses net of all reductions, if any	.47%	.47%	.47%	.47%	.47%
Net investment income (loss)	2.71%	2.86%	3.55%	2.47%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$6,669	$6,803	$7,305	$8,171	$11,460
Portfolio turnover rate F	39%	32%	28%	67%	35%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement 2020 Fund℠ Class K

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$53.96	$51.01	$51.85	$59.93	$53.82
Income from Investment Operations
Net investment income (loss) A,B	1.530	1.486	1.804	1.439	.526
Net realized and unrealized gain (loss)	2.309	2.902	(.698)	(6.752)	7.661
Total from investment operations	3.839	4.388	1.106	(5.313)	8.187
Distributions from net investment income	(1.546)	(1.412)	(1.772)	(1.415)	(.555)
Distributions from net realized gain	(.003)	(.026)	(.174)	(1.352)	(1.522)
Total distributions	(1.549)	(1.438)	(1.946)	(2.767)	(2.077)
Net asset value, end of period	$56.25	$53.96	$51.01	$51.85	$59.93
Total Return C	7.28%	8.78%	2.41%	(9.31)%	15.53%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.37%	.37%	.37%	.37%	.37%
Expenses net of fee waivers, if any	.37%	.37%	.37%	.37%	.37%
Expenses net of all reductions, if any	.37%	.37%	.37%	.37%	.37%
Net investment income (loss)	2.81%	2.92%	3.65%	2.57%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$136	$126	$141	$113	$125
Portfolio turnover rate F	39%	32%	28%	67%	35%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement 2020 Fund℠ Class K6

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$53.95	$51.01	$51.85	$59.93	$53.82
Income from Investment Operations
Net investment income (loss) A,B	1.581	1.498	1.856	1.458	.584
Net realized and unrealized gain (loss)	2.313	2.938	(.707)	(6.709)	7.661
Total from investment operations	3.894	4.436	1.149	(5.251)	8.245
Distributions from net investment income	(1.601)	(1.470)	(1.815)	(1.477)	(.613)
Distributions from net realized gain	(.003)	(.026)	(.174)	(1.352)	(1.522)
Total distributions	(1.604)	(1.496)	(1.989)	(2.829)	(2.135)
Net asset value, end of period	$56.24	$53.95	$51.01	$51.85	$59.93
Total Return C	7.39%	8.88%	2.50%	(9.21)%	15.65%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.27%	.27%	.27%	.27%	.27%
Expenses net of fee waivers, if any	.27%	.27%	.27%	.27%	.27%
Expenses net of all reductions, if any	.27%	.27%	.27%	.27%	.27%
Net investment income (loss)	2.91%	2.92%	3.75%	2.67%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$2,394	$1,074	$741	$1,110	$628
Portfolio turnover rate F	39%	32%	28%	67%	35%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Managed Retirement 2020 Fund℠ Class I

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$53.98	$51.03	$51.87	$59.95	$53.83
Income from Investment Operations
Net investment income (loss) A,B	1.476	1.436	1.757	1.389	.470
Net realized and unrealized gain (loss)	2.313	2.895	(.704)	(6.761)	7.673
Total from investment operations	3.789	4.331	1.053	(5.372)	8.143
Distributions from net investment income	(1.486)	(1.355)	(1.719)	(1.356)	(.501)
Distributions from net realized gain	(.003)	(.026)	(.174)	(1.352)	(1.522)
Total distributions	(1.489)	(1.381)	(1.893)	(2.708)	(2.023)
Net asset value, end of period	$56.28	$53.98	$51.03	$51.87	$59.95
Total Return C	7.18%	8.65%	2.30%	(9.40)%	15.44%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.47%	.47%	.47%	.47%	.47%
Expenses net of fee waivers, if any	.47%	.47%	.47%	.47%	.47%
Expenses net of all reductions, if any	.47%	.47%	.47%	.47%	.47%
Net investment income (loss)	2.71%	2.82%	3.55%	2.47%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$165	$163	$218	$249	$320
Portfolio turnover rate F	39%	32%	28%	67%	35%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement 2025 Fund℠
Schedule of Investments July 31, 2025
Showing Percentage of Net Assets
Bond Funds - 57.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	392,988	3,914,156
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	453,627	3,461,172
Fidelity Series Corporate Bond Fund (a)	400,016	3,744,154
Fidelity Series Emerging Markets Debt Fund (a)	37,922	309,826
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	8,598	81,763
Fidelity Series Floating Rate High Income Fund (a)	6,261	55,408
Fidelity Series Government Bond Index Fund (a)	676,377	6,168,559
Fidelity Series High Income Fund (a)	6,375	56,097
Fidelity Series International Credit Fund (a)	1,696	14,283
Fidelity Series International Developed Markets Bond Index Fund (a)	319,053	2,763,002
Fidelity Series Investment Grade Bond Fund (a)	574,733	5,770,324
Fidelity Series Investment Grade Securitized Fund (a)	399,358	3,558,281
Fidelity Series Long-Term Treasury Bond Index Fund (a)	434,967	2,314,023
Fidelity Series Real Estate Income Fund (a)	5,446	55,059
TOTAL BOND FUNDS (Cost $35,237,810)		32,266,107

Domestic Equity Funds - 21.0%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	128,037	2,774,554
Fidelity Series Commodity Strategy Fund (a)	1,394	126,036
Fidelity Series Large Cap Growth Index Fund (a)	63,451	1,772,197
Fidelity Series Large Cap Stock Fund (a)	61,152	1,635,823
Fidelity Series Large Cap Value Index Fund (a)	190,341	3,302,408
Fidelity Series Small Cap Core Fund (a)	61,580	734,654
Fidelity Series Small Cap Opportunities Fund (a)	22,673	338,049
Fidelity Series Value Discovery Fund (a)	73,125	1,180,974
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,771,468)		11,864,695

International Equity Funds - 19.8%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	43,163	787,720
Fidelity Series Emerging Markets Fund (a)	68,974	715,258
Fidelity Series Emerging Markets Opportunities Fund (a)	132,176	2,864,256
Fidelity Series International Growth Fund (a)	89,822	1,747,936
Fidelity Series International Index Fund (a)	47,242	659,019
Fidelity Series International Small Cap Fund (a)	35,773	697,929
Fidelity Series International Value Fund (a)	124,039	1,880,433
Fidelity Series Overseas Fund (a)	111,092	1,749,703
Fidelity Series Select International Small Cap Fund (a)	4,066	53,389
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $8,130,394)		11,155,643

Short-Term Funds - 1.5%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a)	271	2,723
Fidelity Series Treasury Bill Index Fund (a)	85,326	848,144
TOTAL SHORT-TERM FUNDS (Cost $851,317)		850,867

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $252,851)	4.40	252,851	252,851

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $52,243,840)	56,390,163
NET OTHER ASSETS (LIABILITIES) - 0.0%	(20,418)
NET ASSETS - 100.0%	56,369,745

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	3,516,684	2,044,121	1,747,479	102,154	(5,510)	119,291	3,914,156	392,988
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3,313,197	1,377,166	1,178,356	121,877	(73,562)	22,727	3,461,172	453,627
Fidelity Series Blue Chip Growth Fund	2,424,215	1,499,169	1,500,639	223,020	15,066	336,743	2,774,554	128,037
Fidelity Series Canada Fund	662,126	300,655	289,254	20,196	6,778	107,415	787,720	43,163
Fidelity Series Commodity Strategy Fund	423,833	53,269	345,455	13,669	(131,039)	125,428	126,036	1,394
Fidelity Series Corporate Bond Fund	3,334,192	1,575,417	1,174,381	164,400	(27,258)	36,184	3,744,154	400,016
Fidelity Series Emerging Markets Debt Fund	264,474	107,470	71,655	16,475	(226)	9,763	309,826	37,922
Fidelity Series Emerging Markets Debt Local Currency Fund	81,492	23,786	27,824	3,559	(1,096)	5,405	81,763	8,598
Fidelity Series Emerging Markets Fund	796,934	366,414	533,716	21,019	1,254	84,372	715,258	68,974
Fidelity Series Emerging Markets Opportunities Fund	3,191,434	1,476,054	2,204,925	63,046	18,089	383,604	2,864,256	132,176
Fidelity Series Floating Rate High Income Fund	50,018	22,342	16,161	4,559	(56)	(735)	55,408	6,261
Fidelity Series Government Bond Index Fund	5,164,822	2,903,764	1,851,472	203,439	(23,064)	(25,491)	6,168,559	676,377
Fidelity Series Government Money Market Fund	7,641	408,628	163,418	4,149	-	-	252,851	252,851
Fidelity Series High Income Fund	271,205	40,399	261,652	8,708	(17,649)	23,794	56,097	6,375
Fidelity Series International Credit Fund	13,290	664	-	663	-	329	14,283	1,696
Fidelity Series International Developed Markets Bond Index Fund	1,985,188	1,465,791	666,035	76,495	(6,938)	(15,004)	2,763,002	319,053
Fidelity Series International Growth Fund	1,660,164	897,670	931,324	63,335	37,490	83,936	1,747,936	89,822
Fidelity Series International Index Fund	624,615	322,571	363,558	17,319	21,506	53,885	659,019	47,242
Fidelity Series International Small Cap Fund	756,366	238,044	357,137	66,091	15,441	45,215	697,929	35,773
Fidelity Series International Value Fund	1,650,261	853,282	937,337	69,487	72,922	241,305	1,880,433	124,039
Fidelity Series Investment Grade Bond Fund	5,037,622	2,510,849	1,761,823	234,481	(28,193)	11,869	5,770,324	574,733
Fidelity Series Investment Grade Securitized Fund	3,258,674	1,501,961	1,176,304	156,932	(38,696)	12,646	3,558,281	399,358
Fidelity Series Large Cap Growth Index Fund	1,554,928	788,326	914,551	9,089	19,424	324,070	1,772,197	63,451
Fidelity Series Large Cap Stock Fund	1,416,219	767,914	777,323	111,113	22,939	206,074	1,635,823	61,152
Fidelity Series Large Cap Value Index Fund	2,911,902	1,680,046	1,455,214	95,545	13,072	152,602	3,302,408	190,341
Fidelity Series Long-Term Treasury Bond Index Fund	1,821,401	1,321,197	725,334	72,012	(114,493)	11,252	2,314,023	434,967
Fidelity Series Overseas Fund	1,649,295	859,649	952,480	34,143	55,234	138,005	1,749,703	111,092
Fidelity Series Real Estate Income Fund	49,587	19,032	14,880	3,030	39	1,281	55,059	5,446
Fidelity Series Select International Small Cap Fund	-	48,097	201	-	(5)	5,498	53,389	4,066
Fidelity Series Short-Term Credit Fund	2,588	114	-	114	-	21	2,723	271
Fidelity Series Small Cap Core Fund	705,151	402,122	334,334	8,078	(11,114)	(27,171)	734,654	61,580
Fidelity Series Small Cap Opportunities Fund	439,894	155,404	220,483	35,104	11,251	(48,017)	338,049	22,673
Fidelity Series Treasury Bill Index Fund	19,553	1,229,077	399,801	9,627	(139)	(546)	848,144	85,326
Fidelity Series Value Discovery Fund	1,019,696	625,902	470,493	53,186	(442)	6,311	1,180,974	73,125
	50,078,661	27,886,366	23,824,999	2,086,114	(168,975)	2,432,061	56,390,163

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	32,266,107	32,266,107	-	-

Domestic Equity Funds	11,864,695	11,864,695	-	-

International Equity Funds	11,155,643	11,155,643	-	-

Short-Term Funds	850,867	850,867	-	-

Money Market Funds	252,851	252,851	-	-
Total Investments in Securities:	56,390,163	56,390,163	-	-
Fidelity Managed Retirement 2025 Fund℠
Financial Statements
Statement of Assets and Liabilities
As of July 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $52,243,840)	$56,390,163

Total Investment in Securities (cost $52,243,840)		$56,390,163
Receivable for investments sold		552,941
Receivable for fund shares sold		202,381
Total assets		57,145,485
Liabilities
Payable for investments purchased	$754,167
Payable for fund shares redeemed	1,155
Accrued management fee	19,934
Distribution and service plan fees payable	484
Total liabilities		775,740
Net Assets		$56,369,745
Net Assets consist of:
Paid in capital		$54,243,523
Total accumulated earnings (loss)		2,126,222
Net Assets		$56,369,745

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($2,326,768 ÷ 39,591.69 shares)(a)		$58.77
Maximum offering price per share (100/94.25 of $58.77)		$62.36
Fidelity Managed Retirement 2025 :
Net Asset Value, offering price and redemption price per share ($37,708,355 ÷ 639,918.11 shares)		$58.93
Class K :
Net Asset Value, offering price and redemption price per share ($140,583 ÷ 2,383.46 shares)		$58.98
Class K6 :
Net Asset Value, offering price and redemption price per share ($16,127,770 ÷ 273,794.4 shares)		$58.90
Class I :
Net Asset Value, offering price and redemption price per share ($66,269 ÷ 1,120.2 shares)		$59.16
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended July 31, 2025
Investment Income
Dividends:
Affiliated issuers		$1,614,949
Expenses
Management fee	$222,428
Distribution and service plan fees	5,096
Independent trustees' fees and expenses	130
Total expenses before reductions	227,654
Expense reductions	(13)
Total expenses after reductions		227,641
Net Investment income (loss)		1,387,308
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(168,975)
Capital gain distributions from underlying funds:
Affiliated issuers	471,165
Total net realized gain (loss)		302,190
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	2,432,061
Total change in net unrealized appreciation (depreciation)		2,432,061
Net gain (loss)		2,734,251
Net increase (decrease) in net assets resulting from operations		$4,121,559
Statement of Changes in Net Assets

	Year ended July 31, 2025	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,387,308	$1,356,943
Net realized gain (loss)	302,190	(85,831)
Change in net unrealized appreciation (depreciation)	2,432,061	3,113,202
Net increase (decrease) in net assets resulting from operations	4,121,559	4,384,314
Distributions to shareholders	(1,380,143)	(1,330,242)

Share transactions - net increase (decrease)	3,567,485	(6,016,589)
Total increase (decrease) in net assets	6,308,901	(2,962,517)

Net Assets
Beginning of period	50,060,844	53,023,361
End of period	$56,369,745	$50,060,844

Financial Highlights
Fidelity Advisor Managed Retirement 2025 Fund℠ Class A

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$55.99	$52.54	$53.57	$62.69	$55.13
Income from Investment Operations
Net investment income (loss) A,B	1.314	1.332	1.586	1.274	.377
Net realized and unrealized gain (loss)	2.799	3.363	(.249)	(7.367)	9.095
Total from investment operations	4.113	4.695	1.337	(6.093)	9.472
Distributions from net investment income	(1.329)	(1.212)	(1.562)	(1.297)	(.446)
Distributions from net realized gain	(.004)	(.033)	(.805)	(1.730)	(1.466)
Total distributions	(1.333)	(1.245)	(2.367)	(3.027)	(1.912)
Net asset value, end of period	$58.77	$55.99	$52.54	$53.57	$62.69
Total Return C,D	7.50%	9.09%	2.84%	(10.25)%	17.50%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.72%	.72%	.73%	.73%	.73%
Expenses net of fee waivers, if any	.72%	.72%	.73%	.73%	.73%
Expenses net of all reductions, if any	.72%	.72%	.73%	.73%	.73%
Net investment income (loss)	2.32%	2.52%	3.13%	2.19%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$2,327	$2,053	$1,583	$1,689	$1,867
Portfolio turnover rate G	45%	36%	31%	53%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement 2025 Fund℠

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$56.14	$52.66	$53.69	$62.80	$55.19
Income from Investment Operations
Net investment income (loss) A,B	1.459	1.467	1.716	1.421	.525
Net realized and unrealized gain (loss)	2.806	3.380	(.253)	(7.388)	9.109
Total from investment operations	4.265	4.847	1.463	(5.967)	9.634
Distributions from net investment income	(1.471)	(1.334)	(1.688)	(1.413)	(.558)
Distributions from net realized gain	(.004)	(.033)	(.805)	(1.730)	(1.466)
Total distributions	(1.475)	(1.367)	(2.493)	(3.143)	(2.024)
Net asset value, end of period	$58.93	$56.14	$52.66	$53.69	$62.80
Total Return C	7.77%	9.38%	3.09%	(10.03)%	17.79%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.47%	.47%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.47%	.47%	.48%	.48%	.48%
Expenses net of all reductions, if any	.47%	.47%	.48%	.48%	.48%
Net investment income (loss)	2.57%	2.78%	3.38%	2.44%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$37,708	$37,991	$47,433	$51,468	$55,127
Portfolio turnover rate F	45%	36%	31%	53%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement 2025 Fund℠ Class K

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$56.19	$52.67	$53.71	$62.82	$55.20
Income from Investment Operations
Net investment income (loss) A,B	1.516	1.511	1.766	1.480	.582
Net realized and unrealized gain (loss)	2.803	3.389	(.250)	(7.390)	9.109
Total from investment operations	4.319	4.900	1.516	(5.910)	9.691
Distributions from net investment income	(1.525)	(1.347)	(1.751)	(1.470)	(.605)
Distributions from net realized gain	(.004)	(.033)	(.805)	(1.730)	(1.466)
Total distributions	(1.529)	(1.380)	(2.556)	(3.200)	(2.071)
Net asset value, end of period	$58.98	$56.19	$52.67	$53.71	$62.82
Total Return C	7.86%	9.49%	3.20%	(9.94)%	17.90%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.37%	.38%	.38%	.38%	.38%
Expenses net of fee waivers, if any	.37%	.38%	.38%	.38%	.38%
Expenses net of all reductions, if any	.37%	.38%	.38%	.38%	.38%
Net investment income (loss)	2.67%	2.87%	3.48%	2.54%	.98%
Supplemental Data
Net assets, end of period (000 omitted)	$141	$130	$364	$115	$128
Portfolio turnover rate F	45%	36%	31%	53%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement 2025 Fund℠ Class K6

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$56.12	$52.66	$53.70	$62.81	$55.20
Income from Investment Operations
Net investment income (loss) A,B	1.568	1.222	1.817	1.527	.648
Net realized and unrealized gain (loss)	2.803	3.726	(.254)	(7.379)	9.105
Total from investment operations	4.371	4.948	1.563	(5.852)	9.753
Distributions from net investment income	(1.587)	(1.455)	(1.798)	(1.528)	(.677)
Distributions from net realized gain	(.004)	(.033)	(.805)	(1.730)	(1.466)
Total distributions	(1.591)	(1.488)	(2.603)	(3.258)	(2.143)
Net asset value, end of period	$58.90	$56.12	$52.66	$53.70	$62.81
Total Return C	7.97%	9.59%	3.30%	(9.85)%	18.03%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.27%	.27%	.28%	.28%	.28%
Expenses net of fee waivers, if any	.27%	.27%	.28%	.28%	.28%
Expenses net of all reductions, if any	.27%	.27%	.28%	.28%	.28%
Net investment income (loss)	2.77%	2.29%	3.58%	2.64%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$16,128	$9,823	$3,350	$2,437	$1,351
Portfolio turnover rate F	45%	36%	31%	53%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Managed Retirement 2025 Fund℠ Class I

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$56.35	$52.85	$53.82	$62.93	$55.30
Income from Investment Operations
Net investment income (loss) A,B	1.464	1.462	1.723	1.427	.525
Net realized and unrealized gain (loss)	2.819	3.393	(.249)	(7.400)	9.122
Total from investment operations	4.283	4.855	1.474	(5.973)	9.647
Distributions from net investment income	(1.469)	(1.322)	(1.639)	(1.407)	(.551)
Distributions from net realized gain	(.004)	(.033)	(.805)	(1.730)	(1.466)
Total distributions	(1.473)	(1.355)	(2.444)	(3.137)	(2.017)
Net asset value, end of period	$59.16	$56.35	$52.85	$53.82	$62.93
Total Return C	7.77%	9.36%	3.10%	(10.02)%	17.78%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.47%	.47%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.47%	.47%	.48%	.48%	.48%
Expenses net of all reductions, if any	.47%	.47%	.48%	.48%	.48%
Net investment income (loss)	2.57%	2.77%	3.39%	2.44%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$66	$64	$174	$556	$765
Portfolio turnover rate F	45%	36%	31%	53%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement 2030 Fund℠
Schedule of Investments July 31, 2025
Showing Percentage of Net Assets
Bond Funds - 51.9%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	106,771	1,063,442
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	483,015	3,685,408
Fidelity Series Corporate Bond Fund (a)	306,485	2,868,703
Fidelity Series Emerging Markets Debt Fund (a)	31,571	257,935
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	6,857	65,213
Fidelity Series Floating Rate High Income Fund (a)	5,183	45,868
Fidelity Series Government Bond Index Fund (a)	518,204	4,726,021
Fidelity Series High Income Fund (a)	5,235	46,065
Fidelity Series International Credit Fund (a)	666	5,612
Fidelity Series International Developed Markets Bond Index Fund (a)	259,953	2,251,194
Fidelity Series Investment Grade Bond Fund (a)	440,329	4,420,904
Fidelity Series Investment Grade Securitized Fund (a)	305,982	2,726,301
Fidelity Series Long-Term Treasury Bond Index Fund (a)	362,910	1,930,681
Fidelity Series Real Estate Income Fund (a)	4,508	45,571
TOTAL BOND FUNDS (Cost $26,322,616)		24,138,918

Domestic Equity Funds - 24.3%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	122,150	2,646,997
Fidelity Series Commodity Strategy Fund (a)	1,151	104,087
Fidelity Series Large Cap Growth Index Fund (a)	60,532	1,690,651
Fidelity Series Large Cap Stock Fund (a)	58,402	1,562,247
Fidelity Series Large Cap Value Index Fund (a)	181,596	3,150,693
Fidelity Series Small Cap Core Fund (a)	58,780	701,248
Fidelity Series Small Cap Opportunities Fund (a)	21,696	323,492
Fidelity Series Value Discovery Fund (a)	69,785	1,127,026
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,896,771)		11,306,441

International Equity Funds - 22.0%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	40,007	730,132
Fidelity Series Emerging Markets Fund (a)	62,548	648,624
Fidelity Series Emerging Markets Opportunities Fund (a)	119,865	2,597,465
Fidelity Series International Growth Fund (a)	83,707	1,628,942
Fidelity Series International Index Fund (a)	44,026	614,160
Fidelity Series International Small Cap Fund (a)	29,784	581,078
Fidelity Series International Value Fund (a)	114,415	1,734,529
Fidelity Series Overseas Fund (a)	103,529	1,630,580
Fidelity Series Select International Small Cap Fund (a)	3,265	42,863
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $8,134,864)		10,208,373

Short-Term Funds - 1.4%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a)	6	62
Fidelity Series Treasury Bill Index Fund (a)	66,760	663,595
TOTAL SHORT-TERM FUNDS (Cost $664,110)		663,657

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $202,401)	4.40	202,401	202,401

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $43,220,762)	46,519,790
NET OTHER ASSETS (LIABILITIES) - 0.0%	(16,761)
NET ASSETS - 100.0%	46,503,029

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,707,009	1,262,142	1,943,614	41,201	(15,361)	63,390	1,063,442	106,771
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3,278,604	2,034,270	1,567,715	132,761	(73,867)	14,116	3,685,408	483,015
Fidelity Series Blue Chip Growth Fund	2,363,070	1,834,005	1,877,421	221,271	19,819	307,524	2,646,997	122,150
Fidelity Series Canada Fund	628,070	375,489	379,844	21,413	7,728	98,689	730,132	40,007
Fidelity Series Commodity Strategy Fund	360,562	61,535	313,470	12,008	(86,441)	81,901	104,087	1,151
Fidelity Series Corporate Bond Fund	2,527,146	1,623,233	1,283,733	131,364	(40,639)	42,696	2,868,703	306,485
Fidelity Series Emerging Markets Debt Fund	225,732	125,611	100,747	14,723	(2,501)	9,840	257,935	31,571
Fidelity Series Emerging Markets Debt Local Currency Fund	68,684	29,256	35,956	3,316	(940)	4,169	65,213	6,857
Fidelity Series Emerging Markets Fund	726,862	411,748	563,943	21,470	(21,004)	94,961	648,624	62,548
Fidelity Series Emerging Markets Opportunities Fund	2,910,967	1,746,278	2,412,714	64,330	(78,514)	431,448	2,597,465	119,865
Fidelity Series Floating Rate High Income Fund	42,550	24,486	20,378	4,035	(104)	(686)	45,868	5,183
Fidelity Series Government Bond Index Fund	3,913,889	2,898,496	2,045,628	162,575	(27,556)	(13,180)	4,726,021	518,204
Fidelity Series Government Money Market Fund	2,499	327,629	127,727	3,122	-	-	202,401	202,401
Fidelity Series High Income Fund	230,893	65,470	255,482	7,708	(11,265)	16,449	46,065	5,235
Fidelity Series International Credit Fund	5,222	261	-	261	-	129	5,612	666
Fidelity Series International Developed Markets Bond Index Fund	1,688,723	1,536,026	950,869	70,095	(28,074)	5,388	2,251,194	259,953
Fidelity Series International Growth Fund	1,574,786	1,031,428	1,079,667	67,152	25,089	77,306	1,628,942	83,707
Fidelity Series International Index Fund	591,948	383,942	431,553	18,362	23,072	46,751	614,160	44,026
Fidelity Series International Small Cap Fund	644,827	293,942	404,073	62,489	(18,433)	64,815	581,078	29,784
Fidelity Series International Value Fund	1,564,631	995,146	1,122,400	73,583	80,241	216,911	1,734,529	114,415
Fidelity Series Investment Grade Bond Fund	3,817,987	2,581,354	1,960,672	187,451	(17,532)	(233)	4,420,904	440,329
Fidelity Series Investment Grade Securitized Fund	2,469,905	1,555,546	1,275,467	125,684	(20,314)	(3,369)	2,726,301	305,982
Fidelity Series Large Cap Growth Index Fund	1,516,923	986,002	1,140,644	9,633	21,640	306,730	1,690,651	60,532
Fidelity Series Large Cap Stock Fund	1,378,558	922,115	953,981	113,259	22,661	192,894	1,562,247	58,402
Fidelity Series Large Cap Value Index Fund	2,834,611	1,952,715	1,775,999	103,151	(14,518)	153,884	3,150,693	181,596
Fidelity Series Long-Term Treasury Bond Index Fund	1,832,201	1,167,848	956,099	70,542	(92,674)	(20,595)	1,930,681	362,910
Fidelity Series Overseas Fund	1,563,917	1,024,899	1,138,250	36,199	62,465	117,549	1,630,580	103,529
Fidelity Series Real Estate Income Fund	42,201	21,482	19,114	2,711	100	902	45,571	4,508
Fidelity Series Select International Small Cap Fund	-	39,993	1,712	-	3	4,579	42,863	3,265
Fidelity Series Short-Term Credit Fund	59	3	-	3	-	-	62	6
Fidelity Series Small Cap Core Fund	683,280	473,717	408,391	8,700	(22,413)	(24,945)	701,248	58,780
Fidelity Series Small Cap Opportunities Fund	426,138	186,075	248,322	35,020	82	(40,481)	323,492	21,696
Fidelity Series Treasury Bill Index Fund	5,871	979,977	321,639	7,110	(160)	(454)	663,595	66,760
Fidelity Series Value Discovery Fund	992,642	713,641	576,166	57,142	(10,325)	7,234	1,127,026	69,785
	42,620,967	29,665,760	27,693,390	1,889,844	(319,735)	2,256,312	46,519,790

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	24,138,918	24,138,918	-	-

Domestic Equity Funds	11,306,441	11,306,441	-	-

International Equity Funds	10,208,373	10,208,373	-	-

Short-Term Funds	663,657	663,657	-	-

Money Market Funds	202,401	202,401	-	-
Total Investments in Securities:	46,519,790	46,519,790	-	-
Fidelity Managed Retirement 2030 Fund℠
Financial Statements
Statement of Assets and Liabilities
As of July 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $43,220,762)	$46,519,790

Total Investment in Securities (cost $43,220,762)		$46,519,790
Cash		1
Receivable for investments sold		543,215
Receivable for fund shares sold		5,292
Total assets		47,068,298
Liabilities
Payable for investments purchased	$414,301
Payable for fund shares redeemed	134,207
Accrued management fee	16,532
Distribution and service plan fees payable	229
Total liabilities		565,269
Net Assets		$46,503,029
Net Assets consist of:
Paid in capital		$44,791,124
Total accumulated earnings (loss)		1,711,905
Net Assets		$46,503,029

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,115,064 ÷ 92,973.87 shares)(a)		$11.99
Maximum offering price per share (100/94.25 of $11.99)		$12.72
Fidelity Managed Retirement 2030 Fund :
Net Asset Value, offering price and redemption price per share ($29,401,625 ÷ 2,447,044.4 shares)		$12.02
Class K :
Net Asset Value, offering price and redemption price per share ($242,969 ÷ 20,167.85 shares)		$12.05
Class K6 :
Net Asset Value, offering price and redemption price per share ($15,395,808 ÷ 1,279,580.56 shares)		$12.03
Class I :
Net Asset Value, offering price and redemption price per share ($347,563 ÷ 28,889.53 shares)		$12.03
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended July 31, 2025
Investment Income
Dividends:
Affiliated issuers		$1,414,746
Expenses
Management fee	$195,892
Distribution and service plan fees	2,584
Independent trustees' fees and expenses	115
Total expenses before reductions	198,591
Expense reductions	(5)
Total expenses after reductions		198,586
Net Investment income (loss)		1,216,160
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(319,735)
Capital gain distributions from underlying funds:
Affiliated issuers	475,098
Total net realized gain (loss)		155,363
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	2,256,312
Total change in net unrealized appreciation (depreciation)		2,256,312
Net gain (loss)		2,411,675
Net increase (decrease) in net assets resulting from operations		$3,627,835
Statement of Changes in Net Assets

	Year ended July 31, 2025	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,216,160	$1,011,867
Net realized gain (loss)	155,363	(145,829)
Change in net unrealized appreciation (depreciation)	2,256,312	3,007,742
Net increase (decrease) in net assets resulting from operations	3,627,835	3,873,780
Distributions to shareholders	(1,216,221)	(984,355)

Share transactions - net increase (decrease)	1,485,781	651,896
Total increase (decrease) in net assets	3,897,395	3,541,321

Net Assets
Beginning of period	42,605,634	39,064,313
End of period	$46,503,029	$42,605,634

Financial Highlights
Fidelity Advisor Managed Retirement 2030 Fund℠ Class A

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.37	$10.61	$10.68	$12.51	$10.78
Income from Investment Operations
Net investment income (loss) A,B	.263	.250	.304	.248	.056
Net realized and unrealized gain (loss)	.621	.750	.029	(1.517)	1.993
Total from investment operations	.884	1.000	.333	(1.269)	2.049
Distributions from net investment income	(.264)	(.232)	(.303)	(.257)	(.089)
Distributions from net realized gain	-	(.008)	(.100)	(.304)	(.230)
Total distributions	(.264)	(.240)	(.403)	(.561)	(.319)
Net asset value, end of period	$11.99	$11.37	$10.61	$10.68	$12.51
Total Return C,D	7.94%	9.59%	3.46%	(10.66)%	19.28%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.73%	.73%	.73%	.73%	.73%
Expenses net of fee waivers, if any	.73%	.73%	.73%	.73%	.73%
Expenses net of all reductions, if any	.73%	.73%	.73%	.73%	.73%
Net investment income (loss)	2.28%	2.35%	2.99%	2.13%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$1,115	$979	$546	$455	$595
Portfolio turnover rate G	59%	40%	31%	54%	46%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement 2030 Fund℠

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.39	$10.62	$10.69	$12.51	$10.77
Income from Investment Operations
Net investment income (loss) A,B	.292	.279	.330	.275	.086
Net realized and unrealized gain (loss)	.629	.754	.028	(1.510)	1.990
Total from investment operations	.921	1.033	.358	(1.235)	2.076
Distributions from net investment income	(.291)	(.255)	(.328)	(.281)	(.106)
Distributions from net realized gain	-	(.008)	(.100)	(.304)	(.230)
Total distributions	(.291)	(.263)	(.428)	(.585)	(.336)
Net asset value, end of period	$12.02	$11.39	$10.62	$10.69	$12.51
Total Return C	8.27%	9.91%	3.71%	(10.39)%	19.57%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.48%	.48%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.48%	.48%	.48%	.48%	.48%
Expenses net of all reductions, if any	.48%	.48%	.48%	.48%	.48%
Net investment income (loss)	2.53%	2.61%	3.24%	2.38%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$29,402	$31,065	$35,369	$32,369	$28,958
Portfolio turnover rate F	59%	40%	31%	54%	46%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement 2030 Fund℠ Class K

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.42	$10.64	$10.71	$12.53	$10.78
Income from Investment Operations
Net investment income (loss) A,B	.305	.287	.341	.289	.097
Net realized and unrealized gain (loss)	.626	.758	.028	(1.514)	1.994
Total from investment operations	.931	1.045	.369	(1.225)	2.091
Distributions from net investment income	(.301)	(.257)	(.339)	(.291)	(.111)
Distributions from net realized gain	-	(.008)	(.100)	(.304)	(.230)
Total distributions	(.301)	(.265)	(.439)	(.595)	(.341)
Net asset value, end of period	$12.05	$11.42	$10.64	$10.71	$12.53
Total Return C	8.34%	10.01%	3.82%	(10.30)%	19.69%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.38%	.39%	.38%	.38%	.38%
Expenses net of fee waivers, if any	.38%	.39%	.38%	.38%	.38%
Expenses net of all reductions, if any	.38%	.39%	.38%	.38%	.38%
Net investment income (loss)	2.63%	2.69%	3.34%	2.48%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$243	$224	$347	$196	$219
Portfolio turnover rate F	59%	40%	31%	54%	46%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement 2030 Fund℠ Class K6

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.40	$10.64	$10.71	$12.53	$10.79
Income from Investment Operations
Net investment income (loss) A,B	.316	.257	.352	.303	.111
Net realized and unrealized gain (loss)	.628	.790	.028	(1.517)	1.985
Total from investment operations	.944	1.047	.380	(1.214)	2.096
Distributions from net investment income	(.314)	(.279)	(.350)	(.302)	(.126)
Distributions from net realized gain	-	(.008)	(.100)	(.304)	(.230)
Total distributions	(.314)	(.287)	(.450)	(.606)	(.356)
Net asset value, end of period	$12.03	$11.40	$10.64	$10.71	$12.53
Total Return C	8.48%	10.04%	3.93%	(10.21)%	19.73%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.28%	.28%	.28%	.28%	.28%
Expenses net of fee waivers, if any	.28%	.28%	.28%	.28%	.28%
Expenses net of all reductions, if any	.28%	.28%	.28%	.28%	.28%
Net investment income (loss)	2.73%	2.37%	3.44%	2.58%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$15,396	$10,002	$2,105	$892	$1,459
Portfolio turnover rate F	59%	40%	31%	54%	46%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Managed Retirement 2030 Fund℠ Class I

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.40	$10.63	$10.70	$12.53	$10.78
Income from Investment Operations
Net investment income (loss) A,B	.293	.277	.331	.277	.086
Net realized and unrealized gain (loss)	.629	.755	.027	(1.523)	1.998
Total from investment operations	.922	1.032	.358	(1.246)	2.084
Distributions from net investment income	(.292)	(.254)	(.328)	(.280)	(.104)
Distributions from net realized gain	-	(.008)	(.100)	(.304)	(.230)
Total distributions	(.292)	(.262)	(.428)	(.584)	(.334)
Net asset value, end of period	$12.03	$11.40	$10.63	$10.70	$12.53
Total Return C	8.27%	9.89%	3.71%	(10.46)%	19.62%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.48%	.48%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.48%	.48%	.48%	.48%	.48%
Expenses net of all reductions, if any	.48%	.48%	.48%	.48%	.48%
Net investment income (loss)	2.53%	2.59%	3.25%	2.38%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$348	$335	$351	$359	$421
Portfolio turnover rate F	59%	40%	31%	54%	46%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement 2035 Fund℠
Schedule of Investments July 31, 2025
Showing Percentage of Net Assets
Bond Funds - 47.5%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	3,235	32,223
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	255,911	1,952,602
Fidelity Series Corporate Bond Fund (a)	134,464	1,258,581
Fidelity Series Emerging Markets Debt Fund (a)	15,573	127,229
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	3,304	31,425
Fidelity Series Floating Rate High Income Fund (a)	2,595	22,964
Fidelity Series Government Bond Index Fund (a)	227,390	2,073,801
Fidelity Series High Income Fund (a)	2,611	22,978
Fidelity Series International Developed Markets Bond Index Fund (a)	123,778	1,071,918
Fidelity Series Investment Grade Bond Fund (a)	193,211	1,939,836
Fidelity Series Investment Grade Securitized Fund (a)	134,242	1,196,092
Fidelity Series Long-Term Treasury Bond Index Fund (a)	208,053	1,106,840
Fidelity Series Real Estate Income Fund (a)	2,259	22,839
TOTAL BOND FUNDS (Cost $10,821,789)		10,859,328

Domestic Equity Funds - 26.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	66,496	1,440,961
Fidelity Series Commodity Strategy Fund (a)	570	51,564
Fidelity Series Large Cap Growth Index Fund (a)	32,952	920,342
Fidelity Series Large Cap Stock Fund (a)	31,821	851,216
Fidelity Series Large Cap Value Index Fund (a)	98,829	1,714,678
Fidelity Series Small Cap Core Fund (a)	31,962	381,310
Fidelity Series Small Cap Opportunities Fund (a)	11,824	176,293
Fidelity Series Value Discovery Fund (a)	37,961	613,073
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,276,448)		6,149,437

International Equity Funds - 23.7%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	21,413	390,783
Fidelity Series Emerging Markets Fund (a)	32,989	342,101
Fidelity Series Emerging Markets Opportunities Fund (a)	63,219	1,369,957
Fidelity Series International Growth Fund (a)	44,938	874,485
Fidelity Series International Index Fund (a)	23,635	329,705
Fidelity Series International Small Cap Fund (a)	14,774	288,239
Fidelity Series International Value Fund (a)	61,524	932,710
Fidelity Series Overseas Fund (a)	55,578	875,357
Fidelity Series Select International Small Cap Fund (a)	1,362	17,877
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $4,662,341)		5,421,214

Short-Term Funds - 1.5%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a)	1,313	13,184
Fidelity Series Treasury Bill Index Fund (a)	32,785	325,878
TOTAL SHORT-TERM FUNDS (Cost $339,229)		339,062

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $92,684)	4.40	92,684	92,684

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $21,192,491)	22,861,725
NET OTHER ASSETS (LIABILITIES) - 0.0%	(6,296)
NET ASSETS - 100.0%	22,855,429

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	151,078	293,528	414,231	4,953	4,179	(2,331)	32,223	3,235
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	875,831	1,622,781	527,124	49,133	(2,483)	(16,403)	1,952,602	255,911
Fidelity Series Blue Chip Growth Fund	645,031	1,233,790	634,917	67,770	(3,138)	200,195	1,440,961	66,496
Fidelity Series Canada Fund	168,151	303,046	125,839	6,886	23	45,402	390,783	21,413
Fidelity Series Commodity Strategy Fund	88,718	48,613	84,644	3,329	(3,167)	2,044	51,564	570
Fidelity Series Corporate Bond Fund	552,224	1,030,569	328,068	39,817	(1,027)	4,883	1,258,581	134,464
Fidelity Series Emerging Markets Debt Fund	57,627	98,601	32,260	5,118	29	3,232	127,229	15,573
Fidelity Series Emerging Markets Debt Local Currency Fund	14,481	23,870	8,230	877	52	1,252	31,425	3,304
Fidelity Series Emerging Markets Fund	188,962	316,850	199,175	6,717	(2,886)	38,350	342,101	32,989
Fidelity Series Emerging Markets Opportunities Fund	756,794	1,257,895	800,939	20,103	(12,647)	168,854	1,369,957	63,219
Fidelity Series Floating Rate High Income Fund	10,415	18,834	6,077	1,354	(23)	(185)	22,964	2,595
Fidelity Series Government Bond Index Fund	855,288	1,766,921	534,550	49,541	(1,833)	(12,025)	2,073,801	227,390
Fidelity Series Government Money Market Fund	1,853	139,447	48,616	1,327	-	-	92,684	92,684
Fidelity Series High Income Fund	56,549	41,492	76,645	2,343	1,700	(118)	22,978	2,611
Fidelity Series International Developed Markets Bond Index Fund	414,329	988,857	323,289	23,003	(2,017)	(5,962)	1,071,918	123,778
Fidelity Series International Growth Fund	421,626	788,825	385,008	21,586	694	48,348	874,485	44,938
Fidelity Series International Index Fund	158,723	293,772	151,572	5,902	148	28,634	329,705	23,635
Fidelity Series International Small Cap Fund	157,931	222,831	115,391	18,358	(495)	23,363	288,239	14,774
Fidelity Series International Value Fund	419,174	781,665	392,358	23,689	2,321	121,908	932,710	61,524
Fidelity Series Investment Grade Bond Fund	834,301	1,623,079	512,949	56,593	(1,515)	(3,080)	1,939,836	193,211
Fidelity Series Investment Grade Securitized Fund	539,726	992,789	329,414	37,842	(905)	(6,104)	1,196,092	134,242
Fidelity Series Large Cap Growth Index Fund	414,329	735,012	382,892	3,518	(971)	154,864	920,342	32,952
Fidelity Series Large Cap Stock Fund	375,814	687,308	327,991	34,852	1,202	114,883	851,216	31,821
Fidelity Series Large Cap Value Index Fund	772,793	1,468,423	603,547	33,759	1,388	75,621	1,714,678	98,829
Fidelity Series Long-Term Treasury Bond Index Fund	506,073	958,444	313,981	27,580	(3,750)	(39,946)	1,106,840	208,053
Fidelity Series Overseas Fund	418,946	782,377	401,590	11,635	116	75,508	875,357	55,578
Fidelity Series Real Estate Income Fund	10,357	17,854	5,763	893	12	379	22,839	2,259
Fidelity Series Select International Small Cap Fund	-	25,672	10,019	-	422	1,802	17,877	1,362
Fidelity Series Short-Term Credit Fund	9	19,233	6,057	116	(5)	4	13,184	1,313
Fidelity Series Small Cap Core Fund	185,667	342,996	143,827	2,827	(1,392)	(2,134)	381,310	31,962
Fidelity Series Small Cap Opportunities Fund	114,579	150,601	82,286	10,768	(1,400)	(5,201)	176,293	11,824
Fidelity Series Treasury Bill Index Fund	4,341	436,643	114,869	3,121	(62)	(175)	325,878	32,785
Fidelity Series Value Discovery Fund	270,625	529,896	196,205	16,578	(325)	9,082	613,073	37,961
	10,442,345	20,042,514	8,620,323	591,888	(27,755)	1,024,944	22,861,725

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	10,859,328	10,859,328	-	-

Domestic Equity Funds	6,149,437	6,149,437	-	-

International Equity Funds	5,421,214	5,421,214	-	-

Short-Term Funds	339,062	339,062	-	-

Money Market Funds	92,684	92,684	-	-
Total Investments in Securities:	22,861,725	22,861,725	-	-
Fidelity Managed Retirement 2035 Fund℠
Financial Statements
Statement of Assets and Liabilities
As of July 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $21,192,491)	$22,861,725

Total Investment in Securities (cost $21,192,491)		$22,861,725
Receivable for investments sold		275,851
Receivable for fund shares sold		5,420
Total assets		23,142,996
Liabilities
Payable for investments purchased	$238,404
Payable for fund shares redeemed	42,867
Accrued management fee	6,247
Distribution and service plan fees payable	49
Total liabilities		287,567
Net Assets		$22,855,429
Net Assets consist of:
Paid in capital		$21,138,142
Total accumulated earnings (loss)		1,717,287
Net Assets		$22,855,429

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($235,350 ÷ 19,305.83 shares)(a)		$12.19
Maximum offering price per share (100/94.25 of $12.19)		$12.93
Fidelity Managed Retirement 2035 Fund :
Net Asset Value, offering price and redemption price per share ($5,702,079 ÷ 467,883.45 shares)		$12.19
Class K :
Net Asset Value, offering price and redemption price per share ($130,071 ÷ 10,659.99 shares)		$12.20
Class K6 :
Net Asset Value, offering price and redemption price per share ($16,565,328 ÷ 1,358,207.55 shares)		$12.20
Class I :
Net Asset Value, offering price and redemption price per share ($222,601 ÷ 18,241.73 shares)		$12.20
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended July 31, 2025
Investment Income
Dividends:
Affiliated issuers		$444,701
Expenses
Management fee	$51,824
Distribution and service plan fees	444
Independent trustees' fees and expenses	36
Total expenses		52,304
Net Investment income (loss)		392,397
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(27,755)
Capital gain distributions from underlying funds:
Affiliated issuers	147,187
Total net realized gain (loss)		119,432
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	1,024,944
Total change in net unrealized appreciation (depreciation)		1,024,944
Net gain (loss)		1,144,376
Net increase (decrease) in net assets resulting from operations		$1,536,773
Statement of Changes in Net Assets

	Year ended July 31, 2025	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$392,397	$105,268
Net realized gain (loss)	119,432	(11,055)
Change in net unrealized appreciation (depreciation)	1,024,944	566,161
Net increase (decrease) in net assets resulting from operations	1,536,773	660,374
Distributions to shareholders	(467,588)	(95,345)

Share transactions - net increase (decrease)	11,346,472	8,557,117
Total increase (decrease) in net assets	12,415,657	9,122,146

Net Assets
Beginning of period	10,439,772	1,317,626
End of period	$22,855,429	$10,439,772

Financial Highlights
Fidelity Advisor Managed Retirement 2035 Fund℠ Class A

Years ended July 31,	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$11.58	$10.75	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.243	.233	.048
Net realized and unrealized gain (loss)	.696	.853	.736
Total from investment operations	.939	1.086	.784
Distributions from net investment income	(.244)	(.202)	(.034)
Distributions from net realized gain	(.085)	(.054)	-
Total distributions	(.329)	(.256)	(.034)
Net asset value, end of period	$12.19	$11.58	$10.75
Total Return D,E,F	8.32%	10.31%	7.86%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.73%	.73%	.73% I
Expenses net of fee waivers, if any	.73%	.73%	.73% I
Expenses net of all reductions, if any	.73%	.73%	.73% I
Net investment income (loss)	2.07%	2.16%	.75% I
Supplemental Data
Net assets, end of period (000 omitted)	$235	$155	$115
Portfolio turnover rate J	54%	60%	59% I

AFor the period December 15, 2022 (commencement of operations) through July 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement 2035 Fund℠

Years ended July 31,	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$11.57	$10.75	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.271	.261	.065
Net realized and unrealized gain (loss)	.709	.843	.735
Total from investment operations	.980	1.104	.800
Distributions from net investment income	(.275)	(.230)	(.050)
Distributions from net realized gain	(.085)	(.054)	-
Total distributions	(.360)	(.284)	(.050)
Net asset value, end of period	$12.19	$11.57	$10.75
Total Return D,E	8.71%	10.50%	8.02%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.48%	.48%	.48% H
Expenses net of fee waivers, if any	.48%	.48%	.48% H
Expenses net of all reductions, if any	.48%	.48%	.48% H
Net investment income (loss)	2.32%	2.41%	1.00% H
Supplemental Data
Net assets, end of period (000 omitted)	$5,702	$1,916	$765
Portfolio turnover rate I	54%	60%	59% H

AFor the period December 15, 2022 (commencement of operations) through July 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns for periods of less than one year are not annualized.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement 2035 Fund℠ Class K

Years ended July 31,	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$11.58	$10.76	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.284	.271	.071
Net realized and unrealized gain (loss)	.704	.842	.739
Total from investment operations	.988	1.113	.810
Distributions from net investment income	(.283)	(.239)	(.050)
Distributions from net realized gain	(.085)	(.054)	-
Total distributions	(.368)	(.293)	(.050)
Net asset value, end of period	$12.20	$11.58	$10.76
Total Return D,E	8.77%	10.58%	8.12%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.38%	.38%	.38% H
Expenses net of fee waivers, if any	.38%	.38%	.38% H
Expenses net of all reductions, if any	.38%	.38%	.38% H
Net investment income (loss)	2.42%	2.51%	1.10% H
Supplemental Data
Net assets, end of period (000 omitted)	$130	$120	$108
Portfolio turnover rate I	54%	60%	59% H

AFor the period December 15, 2022 (commencement of operations) through July 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns for periods of less than one year are not annualized.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement 2035 Fund℠ Class K6

Years ended July 31,	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$11.58	$10.76	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.295	.232	.077
Net realized and unrealized gain (loss)	.705	.896	.739
Total from investment operations	1.000	1.128	.816
Distributions from net investment income	(.295)	(.254)	(.056)
Distributions from net realized gain	(.085)	(.054)	-
Total distributions	(.380)	(.308)	(.056)
Net asset value, end of period	$12.20	$11.58	$10.76
Total Return D,E	8.89%	10.73%	8.19%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.28%	.28%	.28% H
Expenses net of fee waivers, if any	.28%	.28%	.28% H
Expenses net of all reductions, if any	.28%	.28%	.28% H
Net investment income (loss)	2.52%	2.11%	1.20% H
Supplemental Data
Net assets, end of period (000 omitted)	$16,565	$8,109	$108
Portfolio turnover rate I	54%	60%	59% H

AFor the period December 15, 2022 (commencement of operations) through July 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns for periods of less than one year are not annualized.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Managed Retirement 2035 Fund℠ Class I

Years ended July 31,	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$11.59	$10.76	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.271	.261	.064
Net realized and unrealized gain (loss)	.695	.849	.741
Total from investment operations	.966	1.110	.805
Distributions from net investment income	(.271)	(.226)	(.045)
Distributions from net realized gain	(.085)	(.054)	-
Total distributions	(.356)	(.280)	(.045)
Net asset value, end of period	$12.20	$11.59	$10.76
Total Return D,E	8.57%	10.54%	8.07%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.48%	.48%	.48% H
Expenses net of fee waivers, if any	.48%	.48%	.48% H
Expenses net of all reductions, if any	.48%	.48%	.48% H
Net investment income (loss)	2.32%	2.41%	1.00% H
Supplemental Data
Net assets, end of period (000 omitted)	$223	$141	$113
Portfolio turnover rate I	54%	60%	59% H

AFor the period December 15, 2022 (commencement of operations) through July 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns for periods of less than one year are not annualized.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended July 31, 2025

1. Organization.
Fidelity Managed Retirement Income Fund, Fidelity Managed Retirement 2010 Fund, Fidelity Managed Retirement 2015 Fund, Fidelity Managed Retirement 2020 Fund, Fidelity Managed Retirement 2025 Fund, Fidelity Managed Retirement 2030 Fund and Fidelity Managed Retirement 2035 Fund (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares.

Each Fund offers the following classes of shares: Class A, Fidelity Managed Retirement shares, Class K, Class K6 and Class I. Class A and Class I are Fidelity Advisor classes. Each class has equal rights as to assets and voting privileges, except for matters affecting a single class.

Each Fund is a fund of funds, and therefore invests in other funds instead of individual securities. Each Fund invests primarily in a combination of Fidelity U.S. equity funds, international equity funds, bond funds, and short-term funds.

Effective at the close of business on September 30, 2025, the Funds will be closed to new investors.
2. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses a third party pricing service approved by the Board of Trustees (the Board) to value its investments. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The aggregate value of investments by input level as of July 31, 2025 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds are recorded on the ex-dividend date. Distributions from any underlying mutual funds or exchange-traded funds that are deemed to be return of capital are recorded as a reduction of cost of investments.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2025, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Managed Retirement Income Fund	16,964,286	1,050,559	(859,914)	190,645
Fidelity Managed Retirement 2010 Fund	7,152,803	494,930	(255,722)	239,208
Fidelity Managed Retirement 2015 Fund	4,875,689	471,627	(280,265)	191,362
Fidelity Managed Retirement 2020 Fund	9,061,730	1,064,681	(539,772)	524,909
Fidelity Managed Retirement 2025 Fund	53,066,224	7,107,691	(3,783,752)	3,323,939
Fidelity Managed Retirement 2030 Fund	43,849,352	5,368,554	(2,698,116)	2,670,438
Fidelity Managed Retirement 2035 Fund	21,269,802	1,699,569	(107,646)	1,591,923

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Undistributed long-term capital gain ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Managed Retirement Income Fund	61,270	-	(935,172)	190,645
Fidelity Managed Retirement 2010 Fund	27,024	-	(210,204)	239,208
Fidelity Managed Retirement 2015 Fund	16,935	-	(176,886)	191,362
Fidelity Managed Retirement 2020 Fund	27,839	-	(352,855)	524,909
Fidelity Managed Retirement 2025 Fund	143,224	-	(1,340,943)	3,323,939
Fidelity Managed Retirement 2030 Fund	109,742	-	(1,068,274)	2,670,438
Fidelity Managed Retirement 2035 Fund	64,238	61,127	-	1,591,923

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Managed Retirement Income Fund	(118,602)	(816,570)	(935,172)
Fidelity Managed Retirement 2010 Fund	(1,385)	(208,819)	(210,204)
Fidelity Managed Retirement 2015 Fund	(24,422)	(152,464)	(176,886)
Fidelity Managed Retirement 2020 Fund	(58,546)	(294,309)	(352,855)
Fidelity Managed Retirement 2025 Fund	(36,064)	(1,304,879)	(1,340,943)
Fidelity Managed Retirement 2030 Fund	-	(1,068,274)	(1,068,274)

The tax character of distributions paid was as follows:

July 31, 2025
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity Managed Retirement Income Fund	443,561	-	443,561
Fidelity Managed Retirement 2010 Fund	186,676	-	186,676
Fidelity Managed Retirement 2015 Fund	156,923	-	156,923
Fidelity Managed Retirement 2020 Fund	243,721	-	243,721
Fidelity Managed Retirement 2025 Fund	1,380,143	-	1,380,143
Fidelity Managed Retirement 2030 Fund	1,216,221	-	1,216,221
Fidelity Managed Retirement 2035 Fund	378,423	89,165	467,588

July 31, 2024
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity Managed Retirement Income Fund	440,966	-	440,966
Fidelity Managed Retirement 2010 Fund	178,041	-	178,041
Fidelity Managed Retirement 2015 Fund	160,658	-	160,658
Fidelity Managed Retirement 2020 Fund	239,352	-	239,352
Fidelity Managed Retirement 2025 Fund	1,330,242	-	1,330,242
Fidelity Managed Retirement 2030 Fund	984,355	-	984,355
Fidelity Managed Retirement 2035 Fund	94,410	935	95,345

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Managed Retirement Income Fund	9,931,815	7,941,631
Fidelity Managed Retirement 2010 Fund	5,533,631	3,777,754
Fidelity Managed Retirement 2015 Fund	2,185,037	2,753,440
Fidelity Managed Retirement 2020 Fund	4,379,449	3,477,968
Fidelity Managed Retirement 2025 Fund	27,886,366	23,824,999
Fidelity Managed Retirement 2030 Fund	29,665,760	27,693,390
Fidelity Managed Retirement 2035 Fund	20,042,514	8,620,323
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's horizon date indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its horizon date. In addition, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

For the reporting period, the total annual management fee rate for each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Classes A, Retail and I)	Annual % of Class-Level Average Net Assets (Classes K and K6)
Fidelity Managed Retirement Income Fund	.45%	.35%
Fidelity Managed Retirement 2010 Fund	.45%	.35%
Fidelity Managed Retirement 2015 Fund	.46%	.36%
Fidelity Managed Retirement 2020 Fund	.47%	.37%
Fidelity Managed Retirement 2025 Fund	.47%	.37%
Fidelity Managed Retirement 2030 Fund	.48%	.38%
Fidelity Managed Retirement 2035 Fund	.48%	.38%

Under the expense contract, the investment adviser pays class-level expenses for Classes K6 of each Fund as necessary so that Classes K6 total expenses do not exceed certain amounts of Classes K6 average net assets on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Classes K6)
Fidelity Managed Retirement Income Fund	.25%
Fidelity Managed Retirement 2010 Fund	.25%
Fidelity Managed Retirement 2015 Fund	.26%
Fidelity Managed Retirement 2020 Fund	.27%
Fidelity Managed Retirement 2025 Fund	.27%
Fidelity Managed Retirement 2030 Fund	.28%
Fidelity Managed Retirement 2035 Fund	.28%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Fidelity Managed Retirement Income Fund
Class A	- %	.25%	2,226	12
			2,226	12
Fidelity Managed Retirement 2010 Fund
Class A	- %	.25%	383	-
			383	-
Fidelity Managed Retirement 2015 Fund
Class A	- %	.25%	2,446	-
			2,446	-
Fidelity Managed Retirement 2020 Fund
Class A	- %	.25%	526	1
			526	1
Fidelity Managed Retirement 2025 Fund
Class A	- %	.25%	5,096	320
			5,096	320
Fidelity Managed Retirement 2030 Fund
Class A	- %	.25%	2,584	227
			2,584	227
Fidelity Managed Retirement 2035 Fund
Class A	- %	.25%	444	231
			444	231

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling each Fund's Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A redemptions. The deferred sales charge is 1.00% for certain purchases of each Fund's Class A shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Fidelity Managed Retirement Income Fund
Class A	-
Fidelity Managed Retirement 2010 Fund
Class A	-
Fidelity Managed Retirement 2015 Fund
Class A	10
Fidelity Managed Retirement 2020 Fund
Class A	-
Fidelity Managed Retirement 2025 Fund
Class A	91
Fidelity Managed Retirement 2030 Fund
Class A	426
Fidelity Managed Retirement 2035 Fund
Class A	469

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
5. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Managed Retirement 2010 Fund	1
Fidelity Managed Retirement 2020 Fund	1
Fidelity Managed Retirement 2025 Fund	13
Fidelity Managed Retirement 2030 Fund	5
6. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended July 31, 2025	Year ended July 31, 2024A
Fidelity Managed Retirement Income Fund
Distributions to shareholders
Class A	$24,231	$22,867
Fidelity Managed Retirement Income	326,260	376,238
Class K	3,606	3,847
Class K6	86,421	30,378
Class I	3,043	4,412
Class Z6	-	3,224
Total	$443,561	$440,966
Fidelity Managed Retirement 2010 Fund
Distributions to shareholders
Class A	$4,065	$4,523
Fidelity Managed Retirement 2010	117,080	146,806
Class K	3,596	3,844
Class K6	58,980	15,376
Class I	2,955	2,791
Class Z6	-	4,701
Total	$186,676	$178,041
Fidelity Managed Retirement 2015 Fund
Distributions to shareholders
Class A	$26,421	$ 25,686
Fidelity Managed Retirement 2015	103,573	113,440
Class K	3,756	4,646
Class K6	19,815	7,442
Class I	3,358	6,293
Class Z6	-	3,151
Total	$156,923	$160,658
Fidelity Managed Retirement 2020 Fund
Distributions to shareholders
Class A	$5,195	$5,447
Fidelity Managed Retirement 2020	183,982	195,822
Class K	3,670	4,489
Class K6	46,483	25,047
Class I	4,391	5,425
Class Z6	-	3,122
Total	$243,721	$239,352
Fidelity Managed Retirement 2025 Fund
Distributions to shareholders
Class A	$46,456	$41,244
Fidelity Managed Retirement 2025	958,886	1,115,505
Class K	3,583	17,403
Class K6	369,547	148,355
Class I	1,671	4,204
Class Z6	-	3,531
Total	$1,380,143	$1,330,242
Fidelity Managed Retirement 2030 Fund
Distributions to shareholders
Class A	$23,322	$14,117
Fidelity Managed Retirement 2030 Fund	792,510	787,236
Class K	5,968	18,627
Class K6	385,801	149,642
Class I	8,620	9,055
Class Z6	-	5,678
Total	$1,216,221	$984,355
Fidelity Managed Retirement 2035 Fund
Distributions to shareholders
Class A	$4,360	$2,773
Fidelity Managed Retirement 2035 Fund	85,330	32,045
Class K	3,837	2,972
Class K6	368,456	51,660
Class I	5,605	3,005
Class Z6	-	2,890
Total	$467,588	$95,345
A Distributions for Class Z6 of each Fund are for the period August 1, 2023 through May 24, 2024.
7. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended July 31, 2025	Year ended July 31, 2024A	Year ended July 31, 2025	Year ended July 31, 2024A
Fidelity Managed Retirement Income Fund
Class A
Shares sold	989	619	$55,453	$32,729
Reinvestment of distributions	426	410	23,834	22,245
Shares redeemed	(190)	(890)	(10,736)	(48,349)
Net increase (decrease)	1,225	139	$68,551	$6,625
Fidelity Managed Retirement Income
Shares sold	30,734	9,624	$1,729,355	$524,447
Reinvestment of distributions	4,780	5,759	267,402	311,753
Shares redeemed	(58,693)	(82,150)	(3,313,689)	(4,426,056)
Net increase (decrease)	(23,179)	(66,767)	$(1,316,932)	$(3,589,856)
Class K
Shares sold	-	15	$ -	$805
Reinvestment of distributions	64	71	3,605	3,847
Shares redeemed	-	(463)	-	(25,104)
Net increase (decrease)	64	(377)	$3,605	$(20,452)
Class K6
Shares sold	110,369	45,953	$6,193,996	$2,505,991
Reinvestment of distributions	1,540	557	86,401	30,359
Shares redeemed	(55,190)	(16,989)	(3,090,098)	(916,807)
Net increase (decrease)	56,719	29,521	$3,190,299	$1,619,543
Class I
Reinvestment of distributions	54	81	3,043	4,413
Shares redeemed	(532)	(1,012)	(30,000)	(55,431)
Net increase (decrease)	(478)	(931)	$(26,957)	$(51,018)
Class Z6
Shares sold	-	93	$ -	$5,000
Reinvestment of distributions	-	60	-	3,224
Shares redeemed	-	(2,141)	-	(117,735)
Net increase (decrease)	-	(1,988)	$-	$(109,511)
Fidelity Managed Retirement 2010 Fund
Class A
Shares sold	190	-	$10,000	$ -
Reinvestment of distributions	76	87	4,065	4,523
Shares redeemed	(744)	(1,692)	(40,509)	(83,859)
Net increase (decrease)	(478)	(1,605)	$(26,444)	$(79,336)
Fidelity Managed Retirement 2010
Shares sold	19,749	2,037	$1,065,267	$102,395
Reinvestment of distributions	1,598	2,204	85,607	114,113
Shares redeemed	(28,539)	(25,909)	(1,542,899)	(1,346,989)
Net increase (decrease)	(7,192)	(21,668)	$(392,025)	$(1,130,481)
Class K
Reinvestment of distributions	67	74	3,596	3,844
Shares redeemed	-	(378)	-	(19,727)
Net increase (decrease)	67	(304)	$3,596	$(15,883)
Class K6
Shares sold	56,733	9,961	$3,066,633	$506,540
Reinvestment of distributions	1,101	296	58,979	15,376
Shares redeemed	(18,540)	(994)	(994,280)	(50,560)
Net increase (decrease)	39,294	9,263	$2,131,332	$471,356
Class I
Shares sold	35	-	$1,842	$ -
Reinvestment of distributions	55	54	2,955	2,791
Shares redeemed	(35)	-	(1,937)	-
Net increase (decrease)	55	54	$2,860	$2,791
Class Z6
Reinvestment of distributions	-	91	-	4,701
Shares redeemed	-	(3,298)	-	(173,454)
Net increase (decrease)	-	(3,207)	$-	$(168,753)
Fidelity Managed Retirement 2015 Fund
Class A
Shares sold	37	110	$1,950	$5,851
Reinvestment of distributions	501	507	26,421	25,686
Shares redeemed	(9,242)	(2,145)	(505,826)	(108,036)
Net increase (decrease)	(8,704)	(1,528)	$(477,455)	$(76,499)
Fidelity Managed Retirement 2015
Shares sold	8,450	607	$451,616	$30,788
Reinvestment of distributions	1,704	1,930	89,942	97,752
Shares redeemed	(16,291)	(23,995)	(868,891)	(1,206,486)
Net increase (decrease)	(6,137)	(21,458)	$(327,333)	$(1,077,946)
Class K
Shares sold	-	18	$ -	$869
Reinvestment of distributions	71	92	3,756	4,645
Shares redeemed	-	(1,198)	-	(61,252)
Net increase (decrease)	71	(1,088)	$3,756	$(55,738)
Class K6
Shares sold	11,188	18,928	$596,595	$985,970
Reinvestment of distributions	375	146	19,814	7,442
Shares redeemed	(4,980)	(13,128)	(263,240)	(689,294)
Net increase (decrease)	6,583	5,946	$353,169	$304,118
Class I
Reinvestment of distributions	64	124	3,358	6,293
Shares redeemed	(2,938)	(2,232)	(155,667)	(113,699)
Net increase (decrease)	(2,874)	(2,108)	$(152,309)	$(107,406)
Class Z6
Reinvestment of distributions	-	62	-	3,151
Shares redeemed	-	(2,306)	-	(119,606)
Net increase (decrease)	-	(2,244)	$-	$(116,455)
Fidelity Managed Retirement 2020 Fund
Class A
Shares sold	-	190	$ -	$9,424
Reinvestment of distributions	97	106	5,195	5,447
Shares redeemed	(14)	(1,080)	(739)	(54,996)
Net increase (decrease)	83	(784)	$4,456	$(40,125)
Fidelity Managed Retirement 2020
Shares sold	8,723	14,347	$476,921	$712,439
Reinvestment of distributions	3,173	3,495	170,283	179,217
Shares redeemed	(19,428)	(34,964)	(1,050,460)	(1,802,018)
Net increase (decrease)	(7,532)	(17,122)	$(403,256)	$(910,362)
Class K
Shares sold	-	657	$ -	$32,465
Reinvestment of distributions	68	88	3,669	4,489
Shares redeemed	-	(1,158)	-	(60,061)
Net increase (decrease)	68	(413)	$3,669	$(23,107)
Class K6
Shares sold	40,099	15,378	$2,173,526	$800,434
Reinvestment of distributions	865	487	46,482	25,047
Shares redeemed	(18,304)	(10,468)	(989,090)	(560,410)
Net increase (decrease)	22,660	5,397	$1,230,918	$265,071
Class I
Reinvestment of distributions	82	106	4,391	5,424
Shares redeemed	(162)	(1,370)	(8,749)	(70,556)
Net increase (decrease)	(80)	(1,264)	$(4,358)	$(65,132)
Class Z6
Reinvestment of distributions	-	61	-	3,122
Shares redeemed	-	(2,348)	-	(123,779)
Net increase (decrease)	-	(2,287)	$-	$(120,657)
Fidelity Managed Retirement 2025 Fund
Class A
Shares sold	10,405	12,594	$600,412	$663,332
Reinvestment of distributions	833	779	46,456	41,244
Shares redeemed	(8,310)	(6,848)	(473,810)	(354,892)
Net increase (decrease)	2,928	6,525	$173,058	$349,684
Fidelity Managed Retirement 2025
Shares sold	144,458	47,786	$8,208,654	$2,533,499
Reinvestment of distributions	12,331	15,439	689,237	816,958
Shares redeemed	(193,617)	(287,184)	(11,049,998)	(15,162,844)
Net increase (decrease)	(36,828)	(223,959)	$(2,152,107)	$(11,812,387)
Class K
Shares sold	-	11,870	$ -	$617,200
Reinvestment of distributions	64	328	3,583	17,402
Shares redeemed	-	(16,786)	-	(899,494)
Net increase (decrease)	64	(4,588)	$3,583	$(264,892)
Class K6
Shares sold	187,091	181,593	$10,581,226	$9,748,530
Reinvestment of distributions	6,612	2,783	369,546	148,354
Shares redeemed	(94,939)	(72,949)	(5,406,801)	(3,941,193)
Net increase (decrease)	98,764	111,427	$5,543,971	$5,955,691
Class I
Shares sold	-	32	$ -	$1,700
Reinvestment of distributions	30	76	1,671	4,053
Shares redeemed	(48)	(2,258)	(2,691)	(121,932)
Net increase (decrease)	(18)	(2,150)	$(1,020)	$(116,179)
Class Z6
Shares sold	-	3,518	$ -	$187,582
Reinvestment of distributions	-	58	-	3,078
Shares redeemed	-	(5,841)	-	(319,166)
Net increase (decrease)	-	(2,265)	$-	$(128,506)
Fidelity Managed Retirement 2030 Fund
Class A
Shares sold	13,615	35,935	$156,138	$392,812
Reinvestment of distributions	2,063	1,320	23,322	14,117
Shares redeemed	(8,809)	(2,644)	(101,119)	(28,501)
Net increase (decrease)	6,869	34,611	$78,341	$378,428
Fidelity Managed Retirement 2030 Fund
Shares sold	522,064	212,465	$6,032,437	$2,280,791
Reinvestment of distributions	58,519	59,647	662,762	637,307
Shares redeemed	(861,607)	(874,931)	(9,799,594)	(9,338,391)
Net increase (decrease)	(281,024)	(602,819)	$(3,104,395)	$(6,420,293)
Class K
Shares sold	-	117,533	$ -	$1,241,395
Reinvestment of distributions	525	1,739	5,968	18,627
Shares redeemed	-	(132,215)	-	(1,443,916)
Net increase (decrease)	525	(12,943)	$5,968	$(183,894)
Class K6
Shares sold	1,456,876	850,666	$16,838,034	$9,109,088
Reinvestment of distributions	33,985	13,850	385,801	149,642
Shares redeemed	(1,088,479)	(185,270)	(12,712,207)	(1,992,400)
Net increase (decrease)	402,382	679,246	$4,511,628	$7,266,330
Class I
Shares sold	1,720	3,334	$19,866	$35,240
Reinvestment of distributions	757	846	8,581	9,055
Shares redeemed	(2,967)	(7,774)	(34,208)	(86,559)
Net increase (decrease)	(490)	(3,594)	$(5,761)	$(42,264)
Class Z6
Reinvestment of distributions	-	486	-	5,185
Shares redeemed	-	(33,062)	-	(351,596)
Net increase (decrease)	-	(32,576)	$-	$(346,411)
Fidelity Managed Retirement 2035 Fund
Class A
Shares sold	7,509	3,070	$87,165	$34,553
Reinvestment of distributions	381	258	4,360	2,773
Shares redeemed	(1,931)	(682)	(22,523)	(7,482)
Net increase (decrease)	5,959	2,646	$69,002	$29,844
Fidelity Managed Retirement 2035 Fund
Shares sold	401,884	125,359	$4,698,745	$1,344,450
Reinvestment of distributions	5,816	1,815	66,663	19,586
Shares redeemed	(105,351)	(32,725)	(1,221,230)	(343,063)
Net increase (decrease)	302,349	94,449	$3,544,178	$1,020,973
Class K
Reinvestment of distributions	335	276	3,837	2,972
Net increase (decrease)	335	276	$3,837	$2,972
Class K6
Shares sold	1,260,546	862,421	$14,726,943	$9,523,331
Reinvestment of distributions	32,160	4,698	368,456	51,661
Shares redeemed	(634,693)	(176,992)	(7,437,289)	(1,975,854)
Net increase (decrease)	658,013	690,127	$7,658,110	$7,599,138
Class I
Shares sold	5,584	1,857	$65,755	$20,300
Reinvestment of distributions	490	279	5,605	3,005
Shares redeemed	(1)	(498)	(15)	(5,365)
Net increase (decrease)	6,073	1,638	$71,345	$17,940
Class Z6
Reinvestment of distributions	-	270	-	2,891
Shares redeemed	-	(10,324)	-	(116,641)
Net increase (decrease)	-	(10,054)	$-	$(113,750)
A Shares transactions for Class Z6 of each Fund are for the period August 1, 2023 through May 24, 2024.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Income Fund and the Shareholders of Fidelity Managed Retirement Income Fund, Fidelity Managed Retirement 2010 Fund, Fidelity Managed Retirement 2015 Fund, Fidelity Managed Retirement 2020 Fund, Fidelity Managed Retirement 2025 Fund, Fidelity Managed Retirement 2030 Fund and Fidelity Managed Retirement 2035 Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Fidelity Managed Retirement Income Fund, Fidelity Managed Retirement 2010 Fund, Fidelity Managed Retirement 2015 Fund, Fidelity Managed Retirement 2020 Fund, Fidelity Managed Retirement 2025 Fund, Fidelity Managed Retirement 2030 Fund and Fidelity Managed Retirement 2035 Fund: (the "Funds"), each a fund of Fidelity Income Fund, including the schedules of investments, as of July 31, 2025, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, except for the financial highlights for the Fidelity Managed Retirement 2035 Fund, which are for two years in the period then ended and for the period from December 15, 2022 (commencement of operations) through July 31, 2023,  and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (or for the periods mentioned above), in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 12, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended July 31, 2025, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Managed Retirement 2035 Fund	$142,210
A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax.

Fidelity Managed Retirement Income Fund	42.93%
Fidelity Managed Retirement 2010 Fund	42.57%
Fidelity Managed Retirement 2015 Fund	37.20%
Fidelity Managed Retirement 2020 Fund	33.61%
Fidelity Managed Retirement 2025 Fund	36.06%
Fidelity Managed Retirement 2030 Fund	26.87%
Fidelity Managed Retirement 2035 Fund	27.05%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Retail Class	Class K	Class K6	Class I
Fidelity Managed Retirement Income Fund
August 2024	0.00%	0.00%	0.00%	0.00%	0.00%
September 2024	15.27%	13.38%	12.60%	12.25%	13.25%
October 2024	21.56%	19.07%	18.11%	17.42%	19.07%
November 2024	20.55%	19.03%	18.65%	18.06%	19.16%
December 2024	19.87%	19.08%	18.74%	18.24%	19.08%
February 2025	0.60%	0.53%	0.50%	0.48%	0.53%
March 2025	0.63%	0.53%	0.50%	0.46%	0.54%
April 2025	0.65%	0.55%	0.52%	0.46%	0.55%
May 2025	0.58%	0.53%	0.52%	0.50%	0.53%
June 2025	0.62%	0.54%	0.51%	0.48%	0.54%
July 2025	0.62%	0.53%	0.51%	0.49%	0.55%
Fidelity Managed Retirement 2010 Fund
August 2024	0.00%	0.00%	0.00%	0.00%	0.00%
September 2024	16.64%	13.74%	13.28%	12.57%	14.07%
October 2024	22.81%	19.89%	18.92%	17.05%	19.89%
November 2024	21.62%	19.68%	18.97%	18.06%	19.53%
December 2024	20.21%	19.49%	19.07%	18.70%	19.36%
February 2025	0.59%	0.52%	0.50%	0.51%	0.53%
March 2025	0.65%	0.54%	0.51%	0.47%	0.55%
April 2025	0.70%	0.57%	0.53%	0.46%	0.57%
May 2025	0.58%	0.53%	0.52%	0.49%	0.54%
June 2025	0.65%	0.54%	0.51%	0.49%	0.55%
July 2025	0.65%	0.54%	0.51%	0.49%	0.54%
Fidelity Managed Retirement 2015 Fund
August 2024	0.00%	0.00%	0.00%	0.00%	0.00%
September 2024	20.78%	17.64%	16.49%	15.17%	17.44%
October 2024	28.14%	24.67%	23.51%	22.45%	24.67%
November 2024	26.93%	24.77%	24.00%	23.28%	24.77%
December 2024	25.91%	24.86%	24.46%	24.10%	24.86%
February 2025	0.88%	0.76%	0.72%	0.69%	1.34%
March 2025	0.95%	0.78%	0.71%	0.63%	0.75%
April 2025	0.91%	0.77%	0.72%	0.67%	0.76%
May 2025	0.84%	0.77%	0.74%	0.71%	0.00%
June 2025	0.90%	0.76%	0.73%	0.69%	0.00%
July 2025	0.90%	0.77%	0.71%	0.67%	1.20%
Fidelity Managed Retirement 2020 Fund
August 2024	0.00%	0.00%	0.00%	0.00%	0.00%
September 2024	28.80%	21.98%	19.88%	18.98%	21.98%
October 2024	34.92%	30.45%	28.61%	27.30%	30.45%
November 2024	33.53%	30.32%	29.30%	28.12%	30.32%
December 2024	31.39%	30.19%	29.73%	29.20%	30.19%
February 2025	1.40%	1.21%	1.14%	1.09%	1.21%
March 2025	1.58%	1.24%	1.14%	1.03%	1.26%
April 2025	1.56%	1.25%	1.14%	1.04%	1.25%
May 2025	1.35%	1.21%	1.16%	1.13%	1.21%
June 2025	1.52%	1.24%	1.15%	1.07%	1.24%
July 2025	1.49%	1.24%	1.16%	1.07%	1.24%
Fidelity Managed Retirement 2025 Fund
August 2024	0.00%	0.00%	0.00%	0.00%	0.00%
September 2024	32.87%	26.68%	25.22%	23.30%	26.30%
October 2024	41.62%	35.30%	33.19%	31.69%	35.30%
November 2024	39.14%	35.19%	33.94%	32.50%	35.19%
December 2024	36.52%	34.97%	34.42%	33.80%	34.97%
February 2025	2.18%	1.84%	1.74%	1.62%	1.84%
March 2025	2.39%	1.88%	1.70%	1.55%	1.88%
April 2025	2.39%	1.87%	1.74%	1.58%	1.90%
May 2025	2.07%	1.83%	1.76%	1.67%	1.83%
June 2025	2.26%	1.84%	1.72%	1.62%	1.84%
July 2025	2.25%	1.85%	1.72%	1.61%	1.88%
Fidelity Managed Retirement 2030 Fund
August 2024	0.00%	0.00%	0.00%	0.00%	0.00%
September 2024	37.14%	28.57%	26.53%	24.76%	28.57%
October 2024	45.66%	39.57%	37.10%	34.91%	39.57%
November 2024	44.09%	39.45%	37.48%	35.70%	39.45%
December 2024	39.95%	38.71%	38.24%	37.55%	38.71%
February 2025	2.77%	2.08%	2.08%	1.85%	2.08%
March 2025	2.89%	2.17%	1.93%	1.74%	2.17%
April 2025	2.68%	2.14%	1.95%	1.79%	2.14%
May 2025	2.33%	2.09%	1.98%	1.89%	2.09%
June 2025	2.75%	2.11%	1.96%	1.83%	2.11%
July 2025	2.96%	2.07%	2.07%	1.89%	2.07%
Fidelity Managed Retirement 2035 Fund
August 2024	0.00%	0.00%	0.00%	0.00%	0.00%
September 2024	31.11%	25.27%	23.79%	22.47%	25.27%
October 2024	53.29%	41.87%	41.87%	39.08%	45.09%
November 2024	48.60%	43.20%	40.92%	38.88%	43.20%
December 2024	42.76%	40.48%	40.01%	39.55%	40.48%
February 2025	2.45%	2.18%	1.96%	1.78%	2.18%
March 2025	3.59%	2.05%	2.05%	1.80%	2.39%
April 2025	2.26%	2.01%	2.01%	1.81%	2.26%
May 2025	2.20%	1.94%	1.94%	1.83%	2.06%
June 2025	3.25%	2.17%	1.95%	1.77%	2.17%
July 2025	2.78%	2.16%	1.95%	1.77%	2.16%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

	Class A	Retail Class	Class K	Class K6	Class I
Fidelity Managed Retirement Income Fund
August 2024	0.00%	0.00%	0.00%	0.00%	0.00%
September 2024	0.28%	0.24%	0.23%	0.22%	0.24%
October 2024	0.39%	0.35%	0.33%	0.32%	0.35%
November 2024	0.37%	0.35%	0.34%	0.33%	0.35%
December 2024	0.36%	0.35%	0.34%	0.33%	0.35%
February 2025	0.00%	0.00%	0.00%	0.00%	0.00%
March 2025	0.00%	0.00%	0.00%	0.00%	0.00%
April 2025	0.00%	0.00%	0.00%	0.00%	0.00%
May 2025	0.00%	0.00%	0.00%	0.00%	0.00%
June 2025	0.00%	0.00%	0.00%	0.00%	0.00%
July 2025	0.00%	0.00%	0.00%	0.00%	0.00%
Fidelity Managed Retirement 2010 Fund
August 2024	0.00%	0.00%	0.00%	0.00%	0.00%
September 2024	0.31%	0.25%	0.25%	0.23%	0.26%
October 2024	0.42%	0.37%	0.35%	0.32%	0.37%
November 2024	0.40%	0.36%	0.35%	0.33%	0.36%
December 2024	0.37%	0.36%	0.35%	0.35%	0.36%
February 2025	0.00%	0.00%	0.00%	0.00%	0.00%
March 2025	0.00%	0.00%	0.00%	0.00%	0.00%
April 2025	0.00%	0.00%	0.00%	0.00%	0.00%
May 2025	0.00%	0.00%	0.00%	0.00%	0.00%
June 2025	0.00%	0.00%	0.00%	0.00%	0.00%
July 2025	0.00%	0.00%	0.00%	0.00%	0.00%
Fidelity Managed Retirement 2015 Fund
August 2024	0.00%	0.00%	0.00%	0.00%	0.00%
September 2024	0.40%	0.34%	0.32%	0.30%	0.34%
October 2024	0.55%	0.48%	0.46%	0.44%	0.48%
November 2024	0.52%	0.48%	0.47%	0.45%	0.48%
December 2024	0.50%	0.48%	0.48%	0.47%	0.48%
February 2025	0.00%	0.00%	0.00%	0.00%	0.00%
March 2025	0.00%	0.00%	0.00%	0.00%	0.00%
April 2025	0.00%	0.00%	0.00%	0.00%	0.00%
May 2025	0.00%	0.00%	0.00%	0.00%	0.00%
June 2025	0.00%	0.00%	0.00%	0.00%	0.00%
July 2025	0.00%	0.00%	0.00%	0.00%	0.00%
Fidelity Managed Retirement 2020 Fund
August 2024	0.00%	0.00%	0.00%	0.00%	0.00%
September 2024	0.59%	0.45%	0.41%	0.39%	0.45%
October 2024	0.71%	0.62%	0.59%	0.56%	0.62%
November 2024	0.69%	0.62%	0.60%	0.58%	0.62%
December 2024	0.64%	0.62%	0.61%	0.60%	0.62%
February 2025	0.00%	0.00%	0.00%	0.00%	0.00%
March 2025	0.00%	0.00%	0.00%	0.00%	0.00%
April 2025	0.00%	0.00%	0.00%	0.00%	0.00%
May 2025	0.00%	0.00%	0.00%	0.00%	0.00%
June 2025	0.00%	0.00%	0.00%	0.00%	0.00%
July 2025	0.00%	0.00%	0.00%	0.00%	0.00%
Fidelity Managed Retirement 2025 Fund
August 2024	0.00%	0.00%	0.00%	0.00%	0.00%
September 2024	0.70%	0.57%	0.54%	0.50%	0.56%
October 2024	0.88%	0.75%	0.70%	0.67%	0.75%
November 2024	0.83%	0.74%	0.72%	0.69%	0.74%
December 2024	0.77%	0.74%	0.73%	0.72%	0.74%
February 2025	0.00%	0.00%	0.00%	0.00%	0.00%
March 2025	0.00%	0.00%	0.00%	0.00%	0.00%
April 2025	0.00%	0.00%	0.00%	0.00%	0.00%
May 2025	0.00%	0.00%	0.00%	0.00%	0.00%
June 2025	0.00%	0.00%	0.00%	0.00%	0.00%
July 2025	0.00%	0.00%	0.00%	0.00%	0.00%
Fidelity Managed Retirement 2030 Fund
August 2024	0.00%	0.00%	0.00%	0.00%	0.00%
September 2024	0.81%	0.62%	0.58%	0.54%	0.62%
October 2024	0.99%	0.86%	0.81%	0.76%	0.86%
November 2024	0.96%	0.86%	0.82%	0.78%	0.86%
December 2024	0.87%	0.84%	0.83%	0.82%	0.84%
February 2025	0.00%	0.00%	0.00%	0.00%	0.00%
March 2025	0.00%	0.00%	0.00%	0.00%	0.00%
April 2025	0.00%	0.00%	0.00%	0.00%	0.00%
May 2025	0.00%	0.00%	0.00%	0.00%	0.00%
June 2025	0.00%	0.00%	0.00%	0.00%	0.00%
July 2025	0.00%	0.00%	0.00%	0.00%	0.00%
Fidelity Managed Retirement 2035 Fund
August 2024	0.00%	0.00%	0.00%	0.00%	0.00%
September 2024	0.70%	0.57%	0.54%	0.51%	0.57%
October 2024	1.20%	0.94%	0.94%	0.88%	1.01%
November 2024	1.09%	0.97%	0.92%	0.88%	0.97%
December 2024	0.96%	0.91%	0.90%	0.89%	0.91%
February 2025	0.00%	0.00%	0.00%	0.00%	0.00%
March 2025	0.00%	0.00%	0.00%	0.00%	0.00%
April 2025	0.00%	0.00%	0.00%	0.00%	0.00%
May 2025	0.00%	0.00%	0.00%	0.00%	0.00%
June 2025	0.00%	0.00%	0.00%	0.00%	0.00%
July 2025	0.00%	0.00%	0.00%	0.00%	0.00%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity Managed Retirement Income Fund
Class A	12/31/2024	$0.1107	$0.0263
Fidelity Managed Retirement Income	12/31/2024	$0.1153	$0.0263
Class K	12/31/2024	$0.1174	$0.0263
Class K6	12/31/2024	$0.1206	$0.0263
Class I	12/31/2024	$0.1153	$0.0263
Fidelity Managed Retirement 2010 Fund
Class A	12/31/2024	$0.1105	$0.0259
Fidelity Managed Retirement 2010	12/31/2024	$0.1146	$0.0259
Class K	12/31/2024	$0.1171	$0.0259
Class K6	12/31/2024	$0.1194	$0.0259
Class I	12/31/2024	$0.1153	$0.0259
Fidelity Managed Retirement 2015 Fund
Class A	12/31/2024	$0.1395	$0.0307
Fidelity Managed Retirement 2015	12/31/2024	$0.1454	$0.0307
Class K	12/31/2024	$0.1478	$0.0307
Class K6	12/31/2024	$0.1500	$0.0307
Class I	12/31/2024	$0.1454	$0.0307
Fidelity Managed Retirement 2020 Fund
Class A	12/31/2024	$0.1742	$0.0358
Fidelity Managed Retirement 2020	12/31/2024	$0.1811	$0.0358
Class K	12/31/2024	$0.1839	$0.0358
Class K6	12/31/2024	$0.1873	$0.0358
Class I	12/31/2024	$0.1811	$0.0358
Fidelity Managed Retirement 2025 Fund
Class A	12/31/2024	$0.2084	$0.0416
Fidelity Managed Retirement 2025	12/31/2024	$0.2176	$0.0416
Class K	12/31/2024	$0.2211	$0.0416
Class K6	12/31/2024	$0.2251	$0.0416
Class I	12/31/2024	$0.2176	$0.0416
Fidelity Managed Retirement 2030 Fund
Class A	12/31/2024	$0.0509	$0.0093
Fidelity Managed Retirement 2030	12/31/2024	$0.0525	$0.0093
Class K	12/31/2024	$0.0532	$0.0093
Class K6	12/31/2024	$0.0541	$0.0093
Class I	12/31/2024	$0.0525	$0.0093
Fidelity Managed Retirement 2035 Fund
Class A	12/31/2024	$0.0550	$0.0099
Fidelity Managed Retirement 2035	12/31/2024	$0.0581	$0.0099
Class K	12/31/2024	$0.0588	$0.0099
Class K6	12/31/2024	$0.0595	$0.0099
Class I	12/31/2024	$0.0581	$0.0099

The funds will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9881729.108
MRI-ANN-0925
Fidelity® GNMA Fund

Annual Report
July 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® GNMA Fund
Schedule of Investments July 31, 2025
Showing Percentage of Net Assets
Collateralized Mortgage Obligations - 10.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 10.6%
Fannie Mae Guaranteed REMIC Series 2012-93 Class QW, 5% 1/25/2042	20,167	20,194
Fannie Mae Guaranteed REMIC Series 2016-3 Class IP, 4% 2/25/2046 (b)	12,764,701	2,477,200
Fannie Mae Guaranteed REMIC Series 2016-78 Class IO, 3.5% 11/25/2046 (b)	3,477,343	566,760
Fannie Mae Guaranteed REMIC Series 2017-1 Class JP, 3.5% 4/25/2045	144,059	140,951
Fannie Mae Guaranteed REMIC Series 2017-22 Class JN, 4.5% 4/25/2046	335,040	330,572
Fannie Mae Guaranteed REMIC Series 2017-89 Class KV, 3.5% 8/25/2047	474,444	470,449
Fannie Mae Guaranteed REMIC Series 2019-52 Class M, 3.5% 3/25/2049	55,734	54,193
Fannie Mae Guaranteed REMIC Series 2019-64 Class MJ, 4.5% 6/25/2049	667,239	639,590
Fannie Mae Guaranteed REMIC Series 2019-74 Class LB, 3% 10/25/2049	321,251	289,586
Fannie Mae Guaranteed REMIC Series 2021-26 Class HC, 1% 11/25/2049	3,028,570	2,594,778
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	953,298	787,369
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	1,013,083	836,748
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	827,247	724,083
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	1,325,524	1,138,773
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	8,793,405	7,648,345
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	950,066	823,045
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.55% 6/25/2054 (c)(d)	2,726,998	2,722,886
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.55% 9/25/2054 (c)(d)	1,382,949	1,380,003
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.75% 2/25/2055 (c)(d)	2,200,147	2,201,197
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.75% 9/25/2054 (c)(d)	2,218,576	2,218,118
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.5% 2/25/2055 (c)(d)	1,215,745	1,214,617
Fannie Mae Stripped Mortgage-Backed Securities Series 2002-331 Class 12, 6.5% 2/25/2033 (b)(c)	54,844	7,897
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-339 Class 5, 5.5% 7/25/2033 (b)	80,355	11,331
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-343 Class 16, 5.5% 5/25/2034 (b)	75,030	10,844
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	760,157	658,821
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2204 Class N, 7.5% 12/20/2029	235,595	241,950
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2220 Class PD, 8% 3/15/2030	115,887	121,155
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	587,145	525,700
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5083 Class VA, 1% 8/15/2038	1,803,976	1,702,391
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	4,813,602	4,149,475
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	950,089	842,399
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	1,121,167	953,181
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	2,995,771	2,676,256
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class JM, 3.5% 9/25/2051	3,197,085	3,080,022
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5224 Class DQ, 3.75% 8/25/2044	1,849,109	1,781,054
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.55% 2/25/2055 (c)(d)	1,106,320	1,100,518
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.6% 10/25/2054 (c)(d)	2,136,597	2,134,685
Ginnie Mae Mortgage pass-thru certificates Series 2010-H10 Class FA, CME Term SOFR 1 month Index + 0.4445%, 4.766% 5/20/2060 (c)(d)(e)	1,485,246	1,484,839
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.7367% 8/20/2060 (c)(d)(e)	1,567,814	1,566,159
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 4.8167% 12/20/2060 (c)(d)(e)	760,224	760,280
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.9367% 12/20/2060 (c)(d)(e)	637,579	638,664
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.9367% 2/20/2061 (c)(d)(e)	154,359	154,648
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 4.9267% 2/20/2061 (c)(d)(e)	796,842	798,185
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.9367% 4/20/2061 (c)(d)(e)	695,318	696,409
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 4.9367% 5/20/2061 (c)(d)(e)	663,072	664,369
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.9367% 5/20/2061 (c)(d)(e)	646,542	647,663
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 4.9667% 6/20/2061 (c)(d)(e)	685,745	687,225
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 5.0367% 10/20/2061 (c)(d)(e)	821,886	824,478
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.1367% 11/20/2061 (c)(d)(e)	889,644	893,068
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.1367% 1/20/2062 (c)(d)(e)	503,512	505,607
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.0667% 1/20/2062 (c)(d)(e)	1,018,871	1,022,798
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.0667% 3/20/2062 (c)(d)(e)	511,967	513,605
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 5.0867% 5/20/2061 (c)(d)(e)	3,923	3,924
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class FL, CME Term SOFR 1 month Index + 0.3945%, 4.7167% 5/20/2063 (c)(d)(e)	21,374	21,254
Ginnie Mae Mortgage pass-thru certificates Series 2015-H19 Class FA, CME Term SOFR 1 month Index + 0.3145%, 4.6367% 4/20/2063 (c)(d)(e)	22,919	22,670
Ginnie Mae Mortgage pass-thru certificates Series 2015-H21 Class HZ, 4.1428% 6/20/2063 (c)(e)	218,309	211,818
Ginnie Mae Mortgage pass-thru certificates Series 2015-H21 Class JZ, 4.4581% 6/20/2065 (c)(e)	20,628	20,332
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	332,418	300,935
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 4.49% 8/20/2066 (c)(d)(e)	991,740	986,332
Ginnie Mae Mortgage pass-thru certificates Series 2018-H12 Class HA, 3.25% 8/20/2068 (e)	7,827,787	7,587,337
Ginnie Mae REMIC pass-thru certificates Series 2003-74 Class PZ, 5.5% 8/20/2033	1,770,875	1,803,184
Ginnie Mae REMIC pass-thru certificates Series 2003-75 Class ZA, 5.5% 9/20/2033	530,051	543,337
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	1,116,915	1,107,388
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.0455% 5/16/2034 (b)(c)	125,665	6,673
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class SG, 6.3855% - CME Term SOFR 1 month Index 2.0349% 3/20/2033 (b)(c)	1,246,842	45,742
Ginnie Mae REMIC pass-thru certificates Series 2004-46 Class BZ, 6% 6/20/2034	697,933	708,667
Ginnie Mae REMIC pass-thru certificates Series 2004-59 Class SC, 7.0855% - CME Term SOFR 1 month Index 2.7455% 8/16/2034 (b)(c)	750,269	55,242
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 2.7455% 8/17/2034 (b)(c)	223,036	20,223
Ginnie Mae REMIC pass-thru certificates Series 2004-86 Class G, 6% 10/20/2034	6,273,158	6,464,153
Ginnie Mae REMIC pass-thru certificates Series 2005-13 Class SA, 6.6855% - CME Term SOFR 1 month Index 2.3349% 2/20/2035 (b)(c)	1,332,617	99,453
Ginnie Mae REMIC pass-thru certificates Series 2005-24 Class TC, 5.5% 3/20/2035	1,262,311	1,293,809
Ginnie Mae REMIC pass-thru certificates Series 2005-26 Class ZA, 5.5% 1/20/2035	5,221,548	5,304,085
Ginnie Mae REMIC pass-thru certificates Series 2005-47 Class ZY, 6% 6/20/2035	3,880,024	4,001,745
Ginnie Mae REMIC pass-thru certificates Series 2005-57 Class PB, 5.5% 7/20/2035	1,936,042	1,992,925
Ginnie Mae REMIC pass-thru certificates Series 2005-6 Class EX, 5.5% 11/20/2034	1,000,834	1,020,471
Ginnie Mae REMIC pass-thru certificates Series 2005-6 Class EY, 5.5% 11/20/2033	1,016,000	1,016,676
Ginnie Mae REMIC pass-thru certificates Series 2005-82 Class JV, 5% 6/20/2035	1,052,431	1,055,153
Ginnie Mae REMIC pass-thru certificates Series 2005-82 Class NS, 6.1855% - CME Term SOFR 1 month Index 1.8349% 7/20/2034 (b)(c)	1,360,625	95,273
Ginnie Mae REMIC pass-thru certificates Series 2006-13 Class DS, CME Term SOFR 1 month Index x 10.9283%, 4.4023% 3/20/2036 (c)(d)	1,438,079	1,453,706
Ginnie Mae REMIC pass-thru certificates Series 2006-2 Class Z, 5.5% 1/20/2036	2,333,808	2,372,037
Ginnie Mae REMIC pass-thru certificates Series 2006-50 Class JC, 5% 6/20/2036	80,703	80,542
Ginnie Mae REMIC pass-thru certificates Series 2007-35 Class SC, CME Term SOFR 1 month Index x 39.5131%, 13.4731% 6/16/2037 (c)(d)	202,078	229,010
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.2355% 6/16/2037 (b)(c)	432,479	35,119
Ginnie Mae REMIC pass-thru certificates Series 2008-51 Class FE, CME Term SOFR 1 month Index + 0.8645%, 5.2045% 6/16/2038 (c)(d)	127,532	128,213
Ginnie Mae REMIC pass-thru certificates Series 2008-57 Class AF, CME Term SOFR 1 month Index + 0.6945%, 5.0451% 7/20/2038 (c)(d)	297,393	297,833
Ginnie Mae REMIC pass-thru certificates Series 2009-13 Class E, 4.5% 3/16/2039	1,309,009	1,283,579
Ginnie Mae REMIC pass-thru certificates Series 2009-42 Class AY, 5% 6/16/2037	830,880	831,957
Ginnie Mae REMIC pass-thru certificates Series 2010-130 Class KF, CME Term SOFR 1 month Index + 0.7645%, 5.1045% 10/16/2040 (c)(d)	554,710	556,455
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	11,645,220	11,288,181
Ginnie Mae REMIC pass-thru certificates Series 2010-168 Class BG, 4% 4/20/2040	4,524,878	4,384,827
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	1,834,079	1,776,142
Ginnie Mae REMIC pass-thru certificates Series 2010-H03 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.986% 3/20/2060 (c)(d)(e)	1,494,732	1,498,815
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (b)	82,317	3,106
Ginnie Mae REMIC pass-thru certificates Series 2011-52 Class HI, 7% 4/16/2041 (b)	147,931	17,489
Ginnie Mae REMIC pass-thru certificates Series 2012-103 Class IL, 3% 8/20/2027 (b)	1,964,148	35,954
Ginnie Mae REMIC pass-thru certificates Series 2012-48 Class FA, CME Term SOFR 1 month Index + 0.4645%, 4.8045% 4/16/2042 (c)(d)	218,778	216,714
Ginnie Mae REMIC pass-thru certificates Series 2012-76 Class GF, CME Term SOFR 1 month Index + 0.4145%, 4.7545% 6/16/2042 (c)(d)	232,851	231,444
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	4,124,478	4,051,716
Ginnie Mae REMIC pass-thru certificates Series 2013-182 Class IQ, 4.5% 12/16/2043 (b)	2,230,822	394,659
Ginnie Mae REMIC pass-thru certificates Series 2014-133 Class IB, 5% 9/20/2044 (b)	2,156,491	430,920
Ginnie Mae REMIC pass-thru certificates Series 2014-146 Class EI, 5% 10/20/2044 (b)	4,133,747	861,703
Ginnie Mae REMIC pass-thru certificates Series 2014-154 Class IO, 5% 10/20/2044 (b)	831,459	171,865
Ginnie Mae REMIC pass-thru certificates Series 2014-158 Class ID, 5% 10/20/2044 (b)	3,653,066	771,617
Ginnie Mae REMIC pass-thru certificates Series 2014-178 Class IO, 5% 11/20/2044 (b)	5,166,009	1,057,099
Ginnie Mae REMIC pass-thru certificates Series 2014-2 Class BA, 3% 1/20/2044	2,733,612	2,461,030
Ginnie Mae REMIC pass-thru certificates Series 2014-21 Class HA, 3% 2/20/2044	1,036,147	955,035
Ginnie Mae REMIC pass-thru certificates Series 2014-25 Class HC, 3% 2/20/2044	1,775,382	1,587,080
Ginnie Mae REMIC pass-thru certificates Series 2014-5 Class A, 3% 1/20/2044	1,403,598	1,265,609
Ginnie Mae REMIC pass-thru certificates Series 2015-117 Class KI, 5% 8/20/2045 (b)	4,876,547	963,773
Ginnie Mae REMIC pass-thru certificates Series 2015-14 Class IO, 5% 10/20/2044 (b)	5,606,040	1,136,247
Ginnie Mae REMIC pass-thru certificates Series 2015-24 Class PI, 3.5% 2/20/2045 (b)	6,847,569	1,063,317
Ginnie Mae REMIC pass-thru certificates Series 2015-79 Class IC, 5% 5/20/2045 (b)	2,675,858	539,466
Ginnie Mae REMIC pass-thru certificates Series 2016-12 Class FA, CME Term SOFR 1 month Index + 0.4645%, 4.8151% 1/20/2046 (c)(d)	626,878	612,901
Ginnie Mae REMIC pass-thru certificates Series 2016-146 Class AL, 5.6041% 5/20/2040 (c)	1,621,333	1,648,447
Ginnie Mae REMIC pass-thru certificates Series 2016-17 Class A, 3% 2/16/2046	10,891,578	9,984,552
Ginnie Mae REMIC pass-thru certificates Series 2016-171 Class BI, 5% 10/20/2044 (b)	5,042,016	1,033,516
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	805,782	738,455
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	3,898,512	3,446,131
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class K, 3% 8/20/2047	10,957,419	10,060,262
Ginnie Mae REMIC pass-thru certificates Series 2017-153 Class GA, 3% 9/20/2047	2,271,624	2,036,822
Ginnie Mae REMIC pass-thru certificates Series 2017-182 Class KA, 3% 10/20/2047	1,829,622	1,647,946
Ginnie Mae REMIC pass-thru certificates Series 2017-186 Class HK, 3% 11/16/2045	5,256,448	4,850,009
Ginnie Mae REMIC pass-thru certificates Series 2017-75 Class PT, 5.7029% 4/20/2047 (c)	5,965,400	6,059,630
Ginnie Mae REMIC pass-thru certificates Series 2018-13 Class Q, 3% 4/20/2047	2,074,689	1,928,116
Ginnie Mae REMIC pass-thru certificates Series 2019-42 Class FK, CME Term SOFR 1 month Index + 0.5645%, 4.9151% 4/20/2049 (c)(d)	4,355,398	4,310,657
TOTAL UNITED STATES		189,713,637
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $202,676,557)		189,713,637

Commercial Mortgage Securities - 1.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.7%
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K061 Class A2, 3.347% 11/25/2026	18,254,893	17,962,113
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K063 Class A2, 3.43% 1/25/2027	1,300,000	1,282,261
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K523 Class AS, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.8693% 4/25/2029 (c)(d)	10,592,956	10,571,463
Ginnie Mae Multifamily REMICS Series 2001-58 Class X, 0.4902% 9/16/2041 (b)(c)	174,151	1
Ginnie Mae REMIC pass-thru certificates Series 2002-81 Class IO, 0.9183% 9/16/2042 (b)(c)	1,017,887	14,122
TOTAL UNITED STATES		29,829,960
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $35,748,516)		29,829,960

U.S. Government Agency - Mortgage Securities - 118.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 118.5%
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 6.71% 1/1/2035 (c)(d)	7,250	7,437
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 6.105% 7/1/2034 (c)(d)	3,668	3,737
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.596%, 6.596% 3/1/2036 (c)(d)	25,344	26,111
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.609%, 7.359% 8/1/2035 (c)(d)	71,626	73,412
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.63%, 7.358% 5/1/2035 (c)(d)	57,619	58,979
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.643%, 6.735% 11/1/2036 (c)(d)	22,470	23,058
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.673%, 6.709% 3/1/2033 (c)(d)	14,395	14,755
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.89%, 6.54% 8/1/2035 (c)(d)	37,580	38,471
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.144%, 6.855% 7/1/2036 (c)(d)	22,579	22,922
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.277%, 7.235% 10/1/2033 (c)(d)	8,547	8,708
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 6.71% 9/1/2034 (c)(d)	19,285	19,775
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 6.716% 7/1/2034 (c)(d)	63,740	65,104
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	369,734	360,602
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	433,530	381,806
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	212,298	186,546
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	84,324	74,136
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	36,452	31,465
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	581,428	503,887
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	306,111	263,756
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	201,102	173,969
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	997,407	981,607
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.51%, 6.149% 2/1/2033 (c)(d)	6,484	6,567
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.369% 12/1/2034 (c)(d)	7,526	7,645
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.41% 3/1/2035 (c)(d)	7,212	7,331
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 6.184% 9/1/2033 (c)(d)	94,546	95,939
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 6.199% 10/1/2033 (c)(d)	2,968	3,013
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.206% 7/1/2035 (c)(d)	4,195	4,269
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	1,875,236	1,930,720
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	1,609,043	1,634,400
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	1,538,806	1,587,221
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	4,340,695	4,466,074
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	567,643	576,411
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	703,545	727,031
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	514,656	531,675
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	624,793	653,899
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	413,602	427,150
Fannie Mae Mortgage pass-thru certificates 8.5% 12/1/2027	2,120	2,136
Freddie Mac Gold Pool 2.5% 11/1/2041	6,642,793	5,859,204
Freddie Mac Gold Pool 2.5% 11/1/2041	593,415	522,603
Freddie Mac Gold Pool 2.5% 2/1/2042	1,260,706	1,111,307
Freddie Mac Gold Pool 2.5% 4/1/2042	380,441	334,164
Freddie Mac Gold Pool 2.5% 5/1/2041	2,683,188	2,381,761
Freddie Mac Gold Pool 2.5% 6/1/2041	445,664	393,738
Freddie Mac Gold Pool 3% 3/1/2052	170,025	146,978
Freddie Mac Gold Pool 3% 4/1/2034	211,097	203,207
Freddie Mac Gold Pool 3% 6/1/2051	63,320	54,737
Freddie Mac Gold Pool 5.5% 3/1/2053 (h)	1,882,613	1,898,609
Freddie Mac Gold Pool 6.5% 10/1/2053 (h)	3,357,713	3,496,293
Freddie Mac Gold Pool 6.5% 10/1/2053 (h)	3,340,991	3,484,101
Freddie Mac Gold Pool 6.5% 9/1/2053	232,013	242,749
Freddie Mac Gold Pool 6.5% 9/1/2053	222,096	231,262
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.86%, 7.61% 8/1/2034 (c)(d)	16,994	17,437
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.864%, 6.864% 4/1/2036 (c)(d)	44,083	45,498
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.961%, 6.711% 6/1/2033 (c)(d)	64,191	65,830
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 7.658% 3/1/2033 (c)(d)	635	646
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 6.196% 6/1/2033 (c)(d)	70,143	71,099
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.234%, 6.6% 12/1/2035 (c)(d)	277,450	282,942
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.251%, 6.333% 6/1/2033 (c)(d)	94,530	95,968
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.375%, 6.915% 3/1/2035 (c)(d)	203,005	206,745
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.29% 10/1/2036 (c)(d)	42,059	42,758
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.994%, 6.661% 10/1/2035 (c)(d)	53,858	55,023
Freddie Mac Non Gold Pool 6% 9/1/2053	1,448,474	1,480,354
Ginnie Mae I Pool 2.25% 5/20/2050	1,390,004	1,139,520
Ginnie Mae I Pool 2.375% 5/20/2050	1,115,029	923,747
Ginnie Mae I Pool 2.5% 10/15/2042	157,937	139,040
Ginnie Mae I Pool 2.5% 10/20/2052	2,471,740	2,088,705
Ginnie Mae I Pool 2.5% 11/15/2042	211,980	186,808
Ginnie Mae I Pool 2.5% 12/15/2042	2,145,605	1,898,679
Ginnie Mae I Pool 2.5% 12/15/2042	1,887,633	1,668,651
Ginnie Mae I Pool 2.5% 12/15/2042	415,523	367,703
Ginnie Mae I Pool 2.5% 12/15/2042	160,179	141,449
Ginnie Mae I Pool 2.5% 12/15/2042	145,097	128,466
Ginnie Mae I Pool 2.5% 12/15/2042	53,810	47,592
Ginnie Mae I Pool 2.5% 12/20/2051	4,553,285	3,794,322
Ginnie Mae I Pool 2.5% 3/15/2028	1,191,983	1,167,362
Ginnie Mae I Pool 2.5% 3/15/2028	615,733	602,658
Ginnie Mae I Pool 2.5% 4/15/2028	1,014,589	993,044
Ginnie Mae I Pool 2.5% 5/20/2050	1,786,365	1,490,838
Ginnie Mae I Pool 2.5% 8/20/2051	20,519,757	17,099,430
Ginnie Mae I Pool 2.5% 8/20/2051	5,318,008	4,431,578
Ginnie Mae I Pool 2.5% 8/20/2051	3,831,632	3,192,958
Ginnie Mae I Pool 2.5% 9/20/2051	9,719,061	8,099,043
Ginnie Mae I Pool 2.5% 9/20/2051	5,279,702	4,399,657
Ginnie Mae I Pool 2.625% 5/20/2050	2,784,703	2,346,389
Ginnie Mae I Pool 2.75% 5/20/2050	862,802	734,506
Ginnie Mae I Pool 3% 1/15/2043	127,468	114,762
Ginnie Mae I Pool 3% 1/15/2045	466,988	416,399
Ginnie Mae I Pool 3% 1/15/2045	8,944	7,950
Ginnie Mae I Pool 3% 1/20/2050	93,145	81,406
Ginnie Mae I Pool 3% 1/20/2050	50,371	44,038
Ginnie Mae I Pool 3% 10/15/2042	1,245,993	1,122,264
Ginnie Mae I Pool 3% 10/15/2043	92,831	83,543
Ginnie Mae I Pool 3% 10/15/2049	9,723,272	8,569,510
Ginnie Mae I Pool 3% 10/20/2041	502,637	431,536
Ginnie Mae I Pool 3% 11/15/2042	68,200	61,300
Ginnie Mae I Pool 3% 11/15/2042	25,155	22,925
Ginnie Mae I Pool 3% 11/15/2042	25,263	22,661
Ginnie Mae I Pool 3% 11/15/2044	65,941	59,294
Ginnie Mae I Pool 3% 11/20/2049	503,510	440,057
Ginnie Mae I Pool 3% 12/15/2042	1,542,417	1,386,371
Ginnie Mae I Pool 3% 12/15/2042	437,014	393,127
Ginnie Mae I Pool 3% 12/15/2042	238,672	215,425
Ginnie Mae I Pool 3% 12/15/2042	69,415	62,444
Ginnie Mae I Pool 3% 12/15/2042	1,888	1,705
Ginnie Mae I Pool 3% 12/20/2042	13,333,784	12,107,675
Ginnie Mae I Pool 3% 2/15/2038	3,383,551	3,113,481
Ginnie Mae I Pool 3% 2/15/2038	2,155,385	1,983,345
Ginnie Mae I Pool 3% 2/20/2043	2,272,480	2,067,651
Ginnie Mae I Pool 3% 2/20/2050	2,572,375	2,248,198
Ginnie Mae I Pool 3% 3/15/2038	993,994	913,889
Ginnie Mae I Pool 3% 3/15/2043	72,136	64,865
Ginnie Mae I Pool 3% 3/15/2045	494,260	439,701
Ginnie Mae I Pool 3% 3/15/2045	67,757	60,119
Ginnie Mae I Pool 3% 3/15/2045	15,281	13,637
Ginnie Mae I Pool 3% 3/20/2043	8,717,440	7,916,918
Ginnie Mae I Pool 3% 3/20/2043	3,649,578	3,318,247
Ginnie Mae I Pool 3% 3/20/2043	1,553,770	1,413,085
Ginnie Mae I Pool 3% 3/20/2043	203,214	184,695
Ginnie Mae I Pool 3% 4/15/2042	36,931	33,420
Ginnie Mae I Pool 3% 4/15/2043	1,717,461	1,547,563
Ginnie Mae I Pool 3% 4/15/2043	576,553	516,330
Ginnie Mae I Pool 3% 4/15/2043	452,009	406,112
Ginnie Mae I Pool 3% 4/15/2043	180,607	162,537
Ginnie Mae I Pool 3% 4/15/2043	132,676	119,754
Ginnie Mae I Pool 3% 4/15/2045	959,506	852,301
Ginnie Mae I Pool 3% 4/15/2045	558,790	497,109
Ginnie Mae I Pool 3% 4/15/2045	452,181	400,911
Ginnie Mae I Pool 3% 4/15/2045	12,780	11,331
Ginnie Mae I Pool 3% 5/15/2027	134,362	132,743
Ginnie Mae I Pool 3% 5/15/2043	890,159	797,499
Ginnie Mae I Pool 3% 5/15/2043	725,481	652,084
Ginnie Mae I Pool 3% 5/15/2043	722,548	650,798
Ginnie Mae I Pool 3% 5/15/2043	395,953	355,748
Ginnie Mae I Pool 3% 5/15/2043	293,216	262,379
Ginnie Mae I Pool 3% 5/15/2043	261,964	236,650
Ginnie Mae I Pool 3% 5/15/2043	225,422	202,038
Ginnie Mae I Pool 3% 5/15/2043	105,587	95,182
Ginnie Mae I Pool 3% 5/15/2043	77,831	69,758
Ginnie Mae I Pool 3% 5/15/2043	74,120	66,704
Ginnie Mae I Pool 3% 5/15/2043	12,864	11,548
Ginnie Mae I Pool 3% 5/15/2045	442,665	395,018
Ginnie Mae I Pool 3% 5/15/2045	16,332	14,481
Ginnie Mae I Pool 3% 5/20/2050	1,747,782	1,526,430
Ginnie Mae I Pool 3% 6/15/2038	977,616	899,963
Ginnie Mae I Pool 3% 6/15/2042	75,313	67,959
Ginnie Mae I Pool 3% 6/15/2042	71,581	64,260
Ginnie Mae I Pool 3% 6/15/2043	912,340	822,088
Ginnie Mae I Pool 3% 6/15/2043	774,339	693,735
Ginnie Mae I Pool 3% 6/15/2043	116,737	105,915
Ginnie Mae I Pool 3% 6/15/2043	52,841	47,436
Ginnie Mae I Pool 3% 6/15/2043	38,012	34,110
Ginnie Mae I Pool 3% 6/15/2043	34,370	30,983
Ginnie Mae I Pool 3% 6/15/2043	5,462	4,915
Ginnie Mae I Pool 3% 6/15/2045	4,319	3,825
Ginnie Mae I Pool 3% 6/20/2042	2,208,473	2,004,152
Ginnie Mae I Pool 3% 6/20/2050	4,121,464	3,599,491
Ginnie Mae I Pool 3% 7/15/2042	173,778	156,852
Ginnie Mae I Pool 3% 7/15/2042	112,380	101,011
Ginnie Mae I Pool 3% 7/15/2043	113,769	102,133
Ginnie Mae I Pool 3% 7/15/2043	54,644	49,177
Ginnie Mae I Pool 3% 7/20/2050	3,041,037	2,654,947
Ginnie Mae I Pool 3% 7/20/2050	2,967,282	2,589,629
Ginnie Mae I Pool 3% 7/20/2050	2,513,776	2,193,841
Ginnie Mae I Pool 3% 8/15/2042	33,179	29,762
Ginnie Mae I Pool 3% 8/15/2042	14,227	12,803
Ginnie Mae I Pool 3% 8/15/2043	133,759	120,527
Ginnie Mae I Pool 3% 9/15/2042	516,962	467,408
Ginnie Mae I Pool 3% 9/15/2042	274,842	248,818
Ginnie Mae I Pool 3% 9/15/2042	202,789	183,037
Ginnie Mae I Pool 3% 9/15/2042	127,101	114,673
Ginnie Mae I Pool 3% 9/15/2042	82,913	74,774
Ginnie Mae I Pool 3% 9/15/2042	60,968	54,914
Ginnie Mae I Pool 3% 9/15/2042	13,574	12,242
Ginnie Mae I Pool 3% 9/15/2042	6,351	5,730
Ginnie Mae I Pool 3% 9/20/2046	4,007,144	3,545,982
Ginnie Mae I Pool 3.25% 2/20/2041	688,147	592,254
Ginnie Mae I Pool 3.25% 7/20/2046	120,564	108,328
Ginnie Mae I Pool 3.375% 5/20/2050	284,729	254,012
Ginnie Mae I Pool 3.5% 1/15/2042	4,199,156	3,904,888
Ginnie Mae I Pool 3.5% 1/15/2042	2,665,811	2,478,996
Ginnie Mae I Pool 3.5% 1/15/2042	1,289,495	1,199,482
Ginnie Mae I Pool 3.5% 1/15/2042	57,430	53,390
Ginnie Mae I Pool 3.5% 1/15/2045	391,919	359,551
Ginnie Mae I Pool 3.5% 1/15/2045	242,924	224,450
Ginnie Mae I Pool 3.5% 1/20/2048	1,184,313	1,089,836
Ginnie Mae I Pool 3.5% 1/20/2050	95,261	86,085
Ginnie Mae I Pool 3.5% 1/20/2050	48,617	44,055
Ginnie Mae I Pool 3.5% 1/20/2050	47,398	42,951
Ginnie Mae I Pool 3.5% 1/20/2050	26,962	24,424
Ginnie Mae I Pool 3.5% 10/15/2042	200,543	185,441
Ginnie Mae I Pool 3.5% 10/20/2044	1,779,083	1,640,277
Ginnie Mae I Pool 3.5% 10/20/2049	657,381	590,973
Ginnie Mae I Pool 3.5% 11/15/2041	1,101,556	1,025,569
Ginnie Mae I Pool 3.5% 11/15/2041	366,034	341,712
Ginnie Mae I Pool 3.5% 11/15/2041	136,527	126,812
Ginnie Mae I Pool 3.5% 11/15/2042	38,948	35,967
Ginnie Mae I Pool 3.5% 11/20/2044	6,901,284	6,356,684
Ginnie Mae I Pool 3.5% 11/20/2044	1,430,194	1,315,548
Ginnie Mae I Pool 3.5% 11/20/2044	1,066,373	981,322
Ginnie Mae I Pool 3.5% 11/20/2049	197,648	179,041
Ginnie Mae I Pool 3.5% 11/20/2049	117,535	106,213
Ginnie Mae I Pool 3.5% 12/15/2026	52,433	51,982
Ginnie Mae I Pool 3.5% 12/15/2041	1,458,350	1,353,800
Ginnie Mae I Pool 3.5% 12/15/2041	181,962	168,630
Ginnie Mae I Pool 3.5% 12/15/2042	219,779	204,802
Ginnie Mae I Pool 3.5% 12/20/2042	336,440	311,708
Ginnie Mae I Pool 3.5% 12/20/2044	664,533	611,128
Ginnie Mae I Pool 3.5% 12/20/2044	474,051	436,057
Ginnie Mae I Pool 3.5% 2/15/2042	2,171,336	2,019,173
Ginnie Mae I Pool 3.5% 2/15/2042	1,201,469	1,113,444
Ginnie Mae I Pool 3.5% 2/15/2042	761,387	708,238
Ginnie Mae I Pool 3.5% 2/15/2042	574,625	534,986
Ginnie Mae I Pool 3.5% 2/15/2042	384,726	357,453
Ginnie Mae I Pool 3.5% 2/15/2042	96,260	89,488
Ginnie Mae I Pool 3.5% 2/15/2043	95,990	89,007
Ginnie Mae I Pool 3.5% 2/20/2043	2,821,504	2,621,822
Ginnie Mae I Pool 3.5% 3/15/2027	102,463	101,550
Ginnie Mae I Pool 3.5% 3/15/2042	6,092,559	5,665,604
Ginnie Mae I Pool 3.5% 3/15/2042	3,811,672	3,544,557
Ginnie Mae I Pool 3.5% 3/15/2042	1,444,000	1,339,335
Ginnie Mae I Pool 3.5% 3/15/2042	968,946	901,044
Ginnie Mae I Pool 3.5% 3/15/2042	245,726	227,659
Ginnie Mae I Pool 3.5% 3/15/2042	154,555	144,110
Ginnie Mae I Pool 3.5% 3/15/2042	31,705	29,432
Ginnie Mae I Pool 3.5% 3/20/2043	4,913,680	4,540,182
Ginnie Mae I Pool 3.5% 3/20/2043	1,279,554	1,188,333
Ginnie Mae I Pool 3.5% 3/20/2043	1,135,077	1,053,901
Ginnie Mae I Pool 3.5% 3/20/2043	716,511	663,809
Ginnie Mae I Pool 3.5% 4/15/2042 (f)	9,373,805	8,722,028
Ginnie Mae I Pool 3.5% 4/15/2042	4,380,637	4,076,044
Ginnie Mae I Pool 3.5% 4/15/2042	3,968,142	3,686,843
Ginnie Mae I Pool 3.5% 4/15/2042	2,602,865	2,417,651
Ginnie Mae I Pool 3.5% 4/15/2042	1,443,499	1,343,925
Ginnie Mae I Pool 3.5% 4/20/2043	1,209,103	1,121,051
Ginnie Mae I Pool 3.5% 5/15/2042	4,664,026	4,339,728
Ginnie Mae I Pool 3.5% 5/15/2042	1,591,044	1,477,829
Ginnie Mae I Pool 3.5% 5/15/2042	881,111	819,846
Ginnie Mae I Pool 3.5% 5/15/2042	621,111	577,584
Ginnie Mae I Pool 3.5% 5/15/2042	48,819	45,371
Ginnie Mae I Pool 3.5% 5/20/2050	2,507,347	2,263,463
Ginnie Mae I Pool 3.5% 6/15/2042	862,790	799,133
Ginnie Mae I Pool 3.5% 6/15/2043	108,417	100,199
Ginnie Mae I Pool 3.5% 6/15/2044	443,818	408,469
Ginnie Mae I Pool 3.5% 7/15/2042	7,895,893	7,327,739
Ginnie Mae I Pool 3.5% 7/15/2042	935,973	867,158
Ginnie Mae I Pool 3.5% 7/15/2043	497,739	461,016
Ginnie Mae I Pool 3.5% 7/15/2043	9,604	8,857
Ginnie Mae I Pool 3.5% 7/20/2043	1,209,925	1,118,076
Ginnie Mae I Pool 3.5% 7/20/2043	546,585	505,242
Ginnie Mae I Pool 3.5% 7/20/2046	69,352,622	63,213,689
Ginnie Mae I Pool 3.5% 8/15/2042	263,160	243,609
Ginnie Mae I Pool 3.5% 8/15/2042	194,377	180,187
Ginnie Mae I Pool 3.5% 8/15/2042	94,822	90,469
Ginnie Mae I Pool 3.5% 8/15/2042	44,004	40,679
Ginnie Mae I Pool 3.5% 8/15/2043	437,555	403,322
Ginnie Mae I Pool 3.5% 9/15/2026	10,199	10,151
Ginnie Mae I Pool 3.5% 9/15/2043	84,513	78,044
Ginnie Mae I Pool 3.5% 9/20/2049	1,300,902	1,162,008
Ginnie Mae I Pool 3.7% 10/15/2042	3,336,363	3,106,186
Ginnie Mae I Pool 3.74% 7/20/2042	210,573	196,907
Ginnie Mae I Pool 3.75% 1/20/2046	1,754,593	1,615,941
Ginnie Mae I Pool 3.75% 10/20/2041	868,025	814,049
Ginnie Mae I Pool 3.75% 10/20/2045	2,295,304	2,113,924
Ginnie Mae I Pool 3.75% 11/20/2045	822,797	757,778
Ginnie Mae I Pool 3.75% 11/20/2046	2,751,141	2,527,721
Ginnie Mae I Pool 3.75% 2/20/2046	732,641	674,746
Ginnie Mae I Pool 3.75% 5/20/2046	798,200	734,126
Ginnie Mae I Pool 3.75% 7/20/2047	209,389	192,319
Ginnie Mae I Pool 3.75% 8/20/2045	1,414,771	1,302,972
Ginnie Mae I Pool 3.75% 9/20/2045	1,102,515	1,015,391
Ginnie Mae I Pool 4% 1/15/2040	442,269	424,859
Ginnie Mae I Pool 4% 1/15/2040	150,340	144,288
Ginnie Mae I Pool 4% 1/15/2040	61,508	59,096
Ginnie Mae I Pool 4% 1/15/2041	528,072	506,437
Ginnie Mae I Pool 4% 1/15/2041	238,415	228,691
Ginnie Mae I Pool 4% 1/15/2041	214,540	205,870
Ginnie Mae I Pool 4% 1/15/2041	173,706	166,739
Ginnie Mae I Pool 4% 1/15/2041	165,739	159,116
Ginnie Mae I Pool 4% 1/15/2041	141,749	136,148
Ginnie Mae I Pool 4% 1/15/2041	70,872	68,050
Ginnie Mae I Pool 4% 1/15/2041	64,416	61,939
Ginnie Mae I Pool 4% 1/15/2041	55,030	52,898
Ginnie Mae I Pool 4% 1/15/2041	31,479	30,178
Ginnie Mae I Pool 4% 1/15/2041	19,015	18,278
Ginnie Mae I Pool 4% 1/15/2041	4,179	4,007
Ginnie Mae I Pool 4% 1/15/2042	318,883	305,586
Ginnie Mae I Pool 4% 1/15/2042	175,232	168,020
Ginnie Mae I Pool 4% 1/15/2042	138,153	133,061
Ginnie Mae I Pool 4% 1/15/2042	49,557	47,472
Ginnie Mae I Pool 4% 1/15/2042	19,964	19,131
Ginnie Mae I Pool 4% 1/15/2043	68,313	65,272
Ginnie Mae I Pool 4% 1/15/2045	290,324	275,695
Ginnie Mae I Pool 4% 1/15/2045	190,904	182,087
Ginnie Mae I Pool 4% 1/20/2042	3,326,199	3,181,037
Ginnie Mae I Pool 4% 1/20/2042	80,897	77,289
Ginnie Mae I Pool 4% 1/20/2049	803,104	746,262
Ginnie Mae I Pool 4% 1/20/2050	591,658	549,412
Ginnie Mae I Pool 4% 10/15/2039	1,163,983	1,118,515
Ginnie Mae I Pool 4% 10/15/2039	965,190	926,906
Ginnie Mae I Pool 4% 10/15/2039	564,984	543,261
Ginnie Mae I Pool 4% 10/15/2039	132,751	127,506
Ginnie Mae I Pool 4% 10/15/2040	4,212,655	4,044,313
Ginnie Mae I Pool 4% 10/15/2040	1,376,439	1,322,256
Ginnie Mae I Pool 4% 10/15/2040	448,281	431,045
Ginnie Mae I Pool 4% 10/15/2040	204,796	196,582
Ginnie Mae I Pool 4% 10/15/2040	159,227	152,864
Ginnie Mae I Pool 4% 10/15/2040	61,732	59,158
Ginnie Mae I Pool 4% 10/15/2040	52,560	50,388
Ginnie Mae I Pool 4% 10/15/2040	32,274	30,994
Ginnie Mae I Pool 4% 10/15/2040	17,688	16,987
Ginnie Mae I Pool 4% 10/15/2040	17,509	16,815
Ginnie Mae I Pool 4% 10/15/2040	9,803	9,423
Ginnie Mae I Pool 4% 10/15/2040	6,636	6,378
Ginnie Mae I Pool 4% 10/15/2041	2,712,247	2,596,715
Ginnie Mae I Pool 4% 10/15/2041	872,711	836,162
Ginnie Mae I Pool 4% 10/15/2041	613,629	588,927
Ginnie Mae I Pool 4% 10/15/2041	523,224	501,597
Ginnie Mae I Pool 4% 10/15/2041	294,606	282,321
Ginnie Mae I Pool 4% 10/15/2041	288,066	276,264
Ginnie Mae I Pool 4% 10/15/2041	230,761	221,222
Ginnie Mae I Pool 4% 10/15/2041	188,259	180,581
Ginnie Mae I Pool 4% 10/15/2041	149,778	143,770
Ginnie Mae I Pool 4% 10/15/2041	133,865	128,575
Ginnie Mae I Pool 4% 10/15/2041	101,565	97,221
Ginnie Mae I Pool 4% 10/15/2041	90,439	86,651
Ginnie Mae I Pool 4% 10/15/2041	68,125	65,334
Ginnie Mae I Pool 4% 10/15/2041	64,930	62,085
Ginnie Mae I Pool 4% 10/15/2041	62,603	60,120
Ginnie Mae I Pool 4% 10/15/2041	53,249	51,121
Ginnie Mae I Pool 4% 10/15/2041	31,246	29,960
Ginnie Mae I Pool 4% 10/15/2041	11,629	11,117
Ginnie Mae I Pool 4% 10/15/2041	10,583	10,153
Ginnie Mae I Pool 4% 11/15/2039	1,817,785	1,746,228
Ginnie Mae I Pool 4% 11/15/2039	324,791	312,455
Ginnie Mae I Pool 4% 11/15/2039	289,313	277,710
Ginnie Mae I Pool 4% 11/15/2040	932,934	896,920
Ginnie Mae I Pool 4% 11/15/2040	277,944	267,045
Ginnie Mae I Pool 4% 11/15/2040	218,614	209,738
Ginnie Mae I Pool 4% 11/15/2040	174,407	167,386
Ginnie Mae I Pool 4% 11/15/2040	46,829	44,919
Ginnie Mae I Pool 4% 11/15/2040	44,224	42,630
Ginnie Mae I Pool 4% 11/15/2040	24,091	23,128
Ginnie Mae I Pool 4% 11/15/2040	9,062	8,714
Ginnie Mae I Pool 4% 11/15/2041	499,563	478,823
Ginnie Mae I Pool 4% 11/15/2041	68,903	65,980
Ginnie Mae I Pool 4% 11/15/2042	625,462	597,943
Ginnie Mae I Pool 4% 11/15/2042	140,371	134,367
Ginnie Mae I Pool 4% 11/15/2042	23,249	22,222
Ginnie Mae I Pool 4% 12/15/2039	724,966	696,647
Ginnie Mae I Pool 4% 12/15/2039	483,418	464,757
Ginnie Mae I Pool 4% 12/15/2039	80,111	76,898
Ginnie Mae I Pool 4% 12/15/2040	1,946,453	1,866,709
Ginnie Mae I Pool 4% 12/15/2040	696,111	668,920
Ginnie Mae I Pool 4% 12/15/2040	299,703	287,683
Ginnie Mae I Pool 4% 12/15/2040	188,839	180,999
Ginnie Mae I Pool 4% 12/15/2040	84,834	81,390
Ginnie Mae I Pool 4% 12/15/2040	82,344	79,053
Ginnie Mae I Pool 4% 12/15/2040	9,299	8,958
Ginnie Mae I Pool 4% 12/15/2040	7,201	6,914
Ginnie Mae I Pool 4% 12/15/2040	3,086	2,955
Ginnie Mae I Pool 4% 12/15/2041	813,023	778,536
Ginnie Mae I Pool 4% 12/15/2041	571,838	547,582
Ginnie Mae I Pool 4% 12/15/2041	227,927	218,631
Ginnie Mae I Pool 4% 12/15/2041	155,546	148,893
Ginnie Mae I Pool 4% 12/15/2041	75,694	72,417
Ginnie Mae I Pool 4% 12/15/2041	74,660	71,479
Ginnie Mae I Pool 4% 12/15/2041	71,454	68,685
Ginnie Mae I Pool 4% 12/15/2041	7,530	7,213
Ginnie Mae I Pool 4% 12/15/2042	282,771	271,556
Ginnie Mae I Pool 4% 12/15/2042	17,171	16,433
Ginnie Mae I Pool 4% 12/20/2040	127,353	122,091
Ginnie Mae I Pool 4% 2/15/2040	426,004	409,299
Ginnie Mae I Pool 4% 2/15/2040	368,327	353,940
Ginnie Mae I Pool 4% 2/15/2040	19,452	18,723
Ginnie Mae I Pool 4% 2/15/2041	403,305	387,308
Ginnie Mae I Pool 4% 2/15/2041	80,180	76,895
Ginnie Mae I Pool 4% 2/15/2041	77,327	74,202
Ginnie Mae I Pool 4% 2/15/2041	60,861	58,438
Ginnie Mae I Pool 4% 2/15/2041	26,304	25,284
Ginnie Mae I Pool 4% 2/15/2041	18,672	17,877
Ginnie Mae I Pool 4% 2/15/2041	15,177	14,611
Ginnie Mae I Pool 4% 2/15/2042	515,969	493,991
Ginnie Mae I Pool 4% 2/15/2042	230,067	219,945
Ginnie Mae I Pool 4% 2/15/2042	122,591	117,591
Ginnie Mae I Pool 4% 2/15/2042	92,743	88,825
Ginnie Mae I Pool 4% 2/15/2042	62,960	60,454
Ginnie Mae I Pool 4% 2/15/2042	58,482	55,960
Ginnie Mae I Pool 4% 2/15/2045	435,194	413,330
Ginnie Mae I Pool 4% 2/15/2045	92,893	88,213
Ginnie Mae I Pool 4% 2/20/2046	696,475	649,792
Ginnie Mae I Pool 4% 3/15/2040	302,139	290,759
Ginnie Mae I Pool 4% 3/15/2040	232,213	223,213
Ginnie Mae I Pool 4% 3/15/2041	1,099,931	1,055,274
Ginnie Mae I Pool 4% 3/15/2041	42,245	40,576
Ginnie Mae I Pool 4% 3/15/2041	23,850	22,901
Ginnie Mae I Pool 4% 3/15/2041	14,304	13,689
Ginnie Mae I Pool 4% 3/15/2042	251,137	240,350
Ginnie Mae I Pool 4% 3/15/2042	168,822	161,630
Ginnie Mae I Pool 4% 3/15/2042	35,458	33,892
Ginnie Mae I Pool 4% 3/15/2044	357,518	341,124
Ginnie Mae I Pool 4% 3/15/2045	253,508	242,052
Ginnie Mae I Pool 4% 3/15/2045	147,667	141,617
Ginnie Mae I Pool 4% 3/20/2042	592,071	565,676
Ginnie Mae I Pool 4% 3/20/2047	312,343	293,652
Ginnie Mae I Pool 4% 4/15/2039	419,632	403,304
Ginnie Mae I Pool 4% 4/15/2039	116,025	111,767
Ginnie Mae I Pool 4% 4/15/2041	2,157,747	2,070,888
Ginnie Mae I Pool 4% 4/15/2042	43,497	41,606
Ginnie Mae I Pool 4% 4/15/2043	214,738	205,862
Ginnie Mae I Pool 4% 4/15/2043	12,756	12,224
Ginnie Mae I Pool 4% 4/15/2045	309,523	295,484
Ginnie Mae I Pool 4% 4/15/2045	179,010	170,150
Ginnie Mae I Pool 4% 4/15/2045	97,421	92,689
Ginnie Mae I Pool 4% 4/20/2047	3,303,226	3,079,755
Ginnie Mae I Pool 4% 4/20/2047	3,241,768	3,022,455
Ginnie Mae I Pool 4% 4/20/2048	1,032,444	962,275
Ginnie Mae I Pool 4% 4/20/2048	980,608	913,961
Ginnie Mae I Pool 4% 5/15/2039	33,762	32,574
Ginnie Mae I Pool 4% 5/15/2041	232,344	222,324
Ginnie Mae I Pool 4% 5/15/2042	126,272	121,516
Ginnie Mae I Pool 4% 5/15/2042	9,108	8,880
Ginnie Mae I Pool 4% 5/15/2043	285,645	273,580
Ginnie Mae I Pool 4% 5/15/2043	170,573	162,529
Ginnie Mae I Pool 4% 5/15/2043	155,866	148,515
Ginnie Mae I Pool 4% 5/15/2043	137,511	131,853
Ginnie Mae I Pool 4% 5/15/2044	796,263	758,206
Ginnie Mae I Pool 4% 5/15/2044	284,463	271,278
Ginnie Mae I Pool 4% 6/15/2039	489,117	472,072
Ginnie Mae I Pool 4% 6/15/2039	146,739	141,259
Ginnie Mae I Pool 4% 6/15/2039	55,426	53,457
Ginnie Mae I Pool 4% 6/15/2040	18,360	17,642
Ginnie Mae I Pool 4% 6/15/2041	1,194,038	1,145,561
Ginnie Mae I Pool 4% 6/15/2041	734,409	704,186
Ginnie Mae I Pool 4% 6/15/2041	591,630	566,534
Ginnie Mae I Pool 4% 6/15/2041	522,049	499,627
Ginnie Mae I Pool 4% 6/15/2041	466,923	447,709
Ginnie Mae I Pool 4% 6/15/2041	418,649	400,594
Ginnie Mae I Pool 4% 6/15/2041	373,643	358,934
Ginnie Mae I Pool 4% 6/15/2041	334,639	320,685
Ginnie Mae I Pool 4% 6/15/2041	324,364	310,318
Ginnie Mae I Pool 4% 6/15/2041	140,887	134,811
Ginnie Mae I Pool 4% 6/15/2041	110,023	106,040
Ginnie Mae I Pool 4% 6/15/2041	105,996	101,444
Ginnie Mae I Pool 4% 6/15/2041	73,425	70,350
Ginnie Mae I Pool 4% 6/15/2041	37,738	36,178
Ginnie Mae I Pool 4% 6/15/2041	23,213	22,377
Ginnie Mae I Pool 4% 6/15/2041	21,731	20,793
Ginnie Mae I Pool 4% 6/15/2042	361,105	347,165
Ginnie Mae I Pool 4% 6/15/2042	65,915	62,926
Ginnie Mae I Pool 4% 6/15/2042	30,111	28,750
Ginnie Mae I Pool 4% 6/15/2043	273,275	260,834
Ginnie Mae I Pool 4% 6/15/2043	31,524	30,265
Ginnie Mae I Pool 4% 6/15/2045	699,942	669,511
Ginnie Mae I Pool 4% 7/15/2039	48,190	46,352
Ginnie Mae I Pool 4% 7/15/2040	1,277	1,226
Ginnie Mae I Pool 4% 7/15/2041	264,450	252,907
Ginnie Mae I Pool 4% 7/15/2041	104,859	100,638
Ginnie Mae I Pool 4% 7/15/2041	51,802	49,642
Ginnie Mae I Pool 4% 7/15/2041	45,959	44,034
Ginnie Mae I Pool 4% 7/15/2041	34,510	33,178
Ginnie Mae I Pool 4% 7/15/2041	23,668	22,747
Ginnie Mae I Pool 4% 7/15/2041	13,585	12,995
Ginnie Mae I Pool 4% 7/15/2041	7,491	7,172
Ginnie Mae I Pool 4% 7/15/2041	4,720	4,524
Ginnie Mae I Pool 4% 7/15/2042	193,508	184,994
Ginnie Mae I Pool 4% 7/15/2042	145,702	139,216
Ginnie Mae I Pool 4% 7/15/2043	454,692	433,250
Ginnie Mae I Pool 4% 8/15/2040	204,310	196,423
Ginnie Mae I Pool 4% 8/15/2040	54,380	52,223
Ginnie Mae I Pool 4% 8/15/2040	33,006	31,732
Ginnie Mae I Pool 4% 8/15/2040	2,912	2,795
Ginnie Mae I Pool 4% 8/15/2041	1,914,452	1,834,622
Ginnie Mae I Pool 4% 8/15/2041	1,232,484	1,178,685
Ginnie Mae I Pool 4% 8/15/2041	818,571	785,036
Ginnie Mae I Pool 4% 8/15/2041	752,509	719,924
Ginnie Mae I Pool 4% 8/15/2041	577,347	552,858
Ginnie Mae I Pool 4% 8/15/2041	244,033	233,381
Ginnie Mae I Pool 4% 8/15/2041	101,011	96,763
Ginnie Mae I Pool 4% 8/15/2041	77,431	74,230
Ginnie Mae I Pool 4% 8/15/2041	40,902	39,175
Ginnie Mae I Pool 4% 8/15/2041	27,103	26,032
Ginnie Mae I Pool 4% 8/15/2042	5,753	5,526
Ginnie Mae I Pool 4% 8/15/2043	20,813	19,818
Ginnie Mae I Pool 4% 8/15/2043	7,343	7,017
Ginnie Mae I Pool 4% 9/15/2039	54,685	52,524
Ginnie Mae I Pool 4% 9/15/2039	18,955	18,282
Ginnie Mae I Pool 4% 9/15/2040	521,605	501,151
Ginnie Mae I Pool 4% 9/15/2040	258,054	247,666
Ginnie Mae I Pool 4% 9/15/2040	209,565	201,191
Ginnie Mae I Pool 4% 9/15/2040	146,050	140,279
Ginnie Mae I Pool 4% 9/15/2040	134,419	129,169
Ginnie Mae I Pool 4% 9/15/2040	54,655	52,520
Ginnie Mae I Pool 4% 9/15/2040	31,801	30,549
Ginnie Mae I Pool 4% 9/15/2040	12,247	11,768
Ginnie Mae I Pool 4% 9/15/2040	6,035	5,799
Ginnie Mae I Pool 4% 9/15/2040	3,017	2,897
Ginnie Mae I Pool 4% 9/15/2041	2,469,881	2,367,338
Ginnie Mae I Pool 4% 9/15/2041	689,785	661,273
Ginnie Mae I Pool 4% 9/15/2041	298,029	285,765
Ginnie Mae I Pool 4% 9/15/2041	276,677	265,744
Ginnie Mae I Pool 4% 9/15/2041	230,578	220,963
Ginnie Mae I Pool 4% 9/15/2041	76,768	73,622
Ginnie Mae I Pool 4% 9/15/2041	72,572	69,585
Ginnie Mae I Pool 4% 9/15/2041	64,106	61,554
Ginnie Mae I Pool 4% 9/15/2041	52,832	50,629
Ginnie Mae I Pool 4% 9/15/2041	44,462	42,568
Ginnie Mae I Pool 4% 9/15/2041	20,546	19,649
Ginnie Mae I Pool 4% 9/15/2041	14,539	13,900
Ginnie Mae I Pool 4% 9/15/2041	7,632	7,348
Ginnie Mae I Pool 4.25% 1/20/2046	278,981	266,890
Ginnie Mae I Pool 4.5% 1/15/2039	251,573	246,877
Ginnie Mae I Pool 4.5% 1/15/2040	2,747,927	2,700,650
Ginnie Mae I Pool 4.5% 1/15/2040	290,067	285,118
Ginnie Mae I Pool 4.5% 1/15/2040	186,117	182,798
Ginnie Mae I Pool 4.5% 1/15/2040	68,853	67,611
Ginnie Mae I Pool 4.5% 10/15/2039	194,146	190,862
Ginnie Mae I Pool 4.5% 10/15/2039	129,094	126,627
Ginnie Mae I Pool 4.5% 11/15/2039	845,244	829,091
Ginnie Mae I Pool 4.5% 11/15/2039	345,111	338,856
Ginnie Mae I Pool 4.5% 11/15/2039	306,200	301,020
Ginnie Mae I Pool 4.5% 11/15/2039	166,164	163,305
Ginnie Mae I Pool 4.5% 11/15/2039	160,266	157,590
Ginnie Mae I Pool 4.5% 11/15/2039	55,664	54,747
Ginnie Mae I Pool 4.5% 11/15/2039	4,464	4,383
Ginnie Mae I Pool 4.5% 11/20/2052	32,683,631	31,321,293
Ginnie Mae I Pool 4.5% 12/15/2039	1,334,752	1,312,075
Ginnie Mae I Pool 4.5% 12/15/2039	790,167	776,516
Ginnie Mae I Pool 4.5% 12/15/2039	596,519	586,213
Ginnie Mae I Pool 4.5% 12/15/2039	344,778	338,702
Ginnie Mae I Pool 4.5% 12/15/2039	247,003	242,825
Ginnie Mae I Pool 4.5% 12/15/2039	230,998	227,140
Ginnie Mae I Pool 4.5% 12/15/2039	159,328	157,031
Ginnie Mae I Pool 4.5% 12/15/2039	127,702	125,646
Ginnie Mae I Pool 4.5% 12/15/2039	102,824	101,249
Ginnie Mae I Pool 4.5% 12/15/2039	93,950	92,388
Ginnie Mae I Pool 4.5% 12/15/2040	95,544	93,734
Ginnie Mae I Pool 4.5% 2/15/2040	645,280	632,408
Ginnie Mae I Pool 4.5% 2/15/2040	550,062	540,560
Ginnie Mae I Pool 4.5% 2/15/2040	442,694	435,367
Ginnie Mae I Pool 4.5% 2/15/2040	226,468	222,771
Ginnie Mae I Pool 4.5% 2/15/2040	202,413	198,974
Ginnie Mae I Pool 4.5% 2/15/2040	190,820	187,391
Ginnie Mae I Pool 4.5% 2/15/2040	114,643	112,670
Ginnie Mae I Pool 4.5% 2/15/2040	111,054	109,143
Ginnie Mae I Pool 4.5% 2/15/2040	78,435	77,080
Ginnie Mae I Pool 4.5% 2/15/2040	38,613	37,957
Ginnie Mae I Pool 4.5% 2/15/2040	5,326	5,243
Ginnie Mae I Pool 4.5% 2/15/2041	180,045	176,921
Ginnie Mae I Pool 4.5% 2/15/2041	74,151	72,732
Ginnie Mae I Pool 4.5% 3/15/2039	32,389	31,860
Ginnie Mae I Pool 4.5% 3/15/2040	1,010,503	990,665
Ginnie Mae I Pool 4.5% 3/15/2040	146,253	143,811
Ginnie Mae I Pool 4.5% 3/15/2040	130,908	128,574
Ginnie Mae I Pool 4.5% 3/15/2040	89,714	87,925
Ginnie Mae I Pool 4.5% 3/15/2041	3,567,718	3,500,056
Ginnie Mae I Pool 4.5% 3/15/2041	229,089	225,083
Ginnie Mae I Pool 4.5% 3/15/2041	12,317	12,065
Ginnie Mae I Pool 4.5% 4/15/2039	724,138	710,363
Ginnie Mae I Pool 4.5% 4/15/2039	610,072	598,521
Ginnie Mae I Pool 4.5% 4/15/2040	364,620	357,525
Ginnie Mae I Pool 4.5% 4/15/2040	279,067	273,783
Ginnie Mae I Pool 4.5% 4/15/2040	163,083	160,068
Ginnie Mae I Pool 4.5% 4/15/2040	64,895	63,584
Ginnie Mae I Pool 4.5% 4/15/2040	63,428	62,146
Ginnie Mae I Pool 4.5% 4/15/2040	45,143	44,386
Ginnie Mae I Pool 4.5% 4/15/2040	29,962	29,442
Ginnie Mae I Pool 4.5% 4/15/2041	232,050	227,803
Ginnie Mae I Pool 4.5% 4/15/2041	162,072	158,960
Ginnie Mae I Pool 4.5% 4/15/2041	95,890	94,296
Ginnie Mae I Pool 4.5% 4/15/2041	95,625	94,078
Ginnie Mae I Pool 4.5% 4/15/2041	61,617	60,514
Ginnie Mae I Pool 4.5% 4/15/2041	1,311	1,286
Ginnie Mae I Pool 4.5% 4/20/2040	63,824	62,688
Ginnie Mae I Pool 4.5% 4/20/2053	2,220,532	2,122,250
Ginnie Mae I Pool 4.5% 5/15/2039	844,556	830,516
Ginnie Mae I Pool 4.5% 5/15/2039	205,932	202,554
Ginnie Mae I Pool 4.5% 5/15/2039	101,366	99,696
Ginnie Mae I Pool 4.5% 5/15/2039	99,208	97,383
Ginnie Mae I Pool 4.5% 5/15/2040	697,158	685,065
Ginnie Mae I Pool 4.5% 5/15/2040	163,295	160,395
Ginnie Mae I Pool 4.5% 5/15/2040	82,997	81,517
Ginnie Mae I Pool 4.5% 5/15/2040	45,637	44,849
Ginnie Mae I Pool 4.5% 5/15/2041	127,440	125,212
Ginnie Mae I Pool 4.5% 5/15/2041	91,966	90,206
Ginnie Mae I Pool 4.5% 5/15/2041	2,699	2,682
Ginnie Mae I Pool 4.5% 6/15/2039	4,722,318	4,635,010
Ginnie Mae I Pool 4.5% 6/15/2039	272,435	267,906
Ginnie Mae I Pool 4.5% 6/15/2039	105,099	103,298
Ginnie Mae I Pool 4.5% 6/15/2039	49,488	48,623
Ginnie Mae I Pool 4.5% 6/15/2039	33,705	33,142
Ginnie Mae I Pool 4.5% 6/15/2039	21,449	21,138
Ginnie Mae I Pool 4.5% 6/15/2039	17,602	17,336
Ginnie Mae I Pool 4.5% 6/15/2039	8,800	8,653
Ginnie Mae I Pool 4.5% 6/15/2040	1,730,794	1,700,893
Ginnie Mae I Pool 4.5% 6/15/2040	1,613,490	1,582,093
Ginnie Mae I Pool 4.5% 6/15/2040	725,511	712,723
Ginnie Mae I Pool 4.5% 6/15/2040	371,979	365,553
Ginnie Mae I Pool 4.5% 6/15/2040	366,774	360,335
Ginnie Mae I Pool 4.5% 6/15/2040	104,857	103,038
Ginnie Mae I Pool 4.5% 6/15/2040	89,473	87,902
Ginnie Mae I Pool 4.5% 6/15/2040	41,222	40,507
Ginnie Mae I Pool 4.5% 6/15/2040	5,688	5,607
Ginnie Mae I Pool 4.5% 6/15/2041	75,703	74,317
Ginnie Mae I Pool 4.5% 6/15/2041	17,390	17,114
Ginnie Mae I Pool 4.5% 7/15/2033	2,586	2,557
Ginnie Mae I Pool 4.5% 7/15/2039	482,636	474,756
Ginnie Mae I Pool 4.5% 7/15/2039	81,976	80,417
Ginnie Mae I Pool 4.5% 7/15/2039	71,778	70,585
Ginnie Mae I Pool 4.5% 7/15/2039	18,123	17,816
Ginnie Mae I Pool 4.5% 7/20/2040	123,692	121,437
Ginnie Mae I Pool 4.5% 7/20/2041	55,651	54,703
Ginnie Mae I Pool 4.5% 8/15/2039	1,772,192	1,742,730
Ginnie Mae I Pool 4.5% 8/15/2039	1,507,563	1,481,951
Ginnie Mae I Pool 4.5% 8/15/2039	587,456	577,475
Ginnie Mae I Pool 4.5% 8/15/2039	353,011	347,195
Ginnie Mae I Pool 4.5% 8/15/2039	252,930	248,651
Ginnie Mae I Pool 4.5% 8/15/2039	12,610	12,403
Ginnie Mae I Pool 4.5% 8/15/2040	442,810	434,975
Ginnie Mae I Pool 4.5% 8/15/2040	93,344	91,185
Ginnie Mae I Pool 4.5% 9/15/2039	918,551	903,078
Ginnie Mae I Pool 4.5% 9/15/2039	787,618	772,915
Ginnie Mae I Pool 4.5% 9/15/2039	275,213	270,598
Ginnie Mae I Pool 4.5% 9/15/2039	86,759	85,254
Ginnie Mae I Pool 4.5% 9/15/2039	8,037	7,895
Ginnie Mae I Pool 4.5% 9/15/2040	282,375	277,301
Ginnie Mae I Pool 4.5% 9/15/2040	171,378	168,230
Ginnie Mae I Pool 4.5% 9/15/2040	141,117	138,660
Ginnie Mae I Pool 4.5% 9/15/2041	61,999	60,885
Ginnie Mae I Pool 4.5% 9/20/2040	1,832,276	1,802,408
Ginnie Mae I Pool 4.75% 7/15/2040	301,242	297,873
Ginnie Mae I Pool 4.875% 12/15/2039	328,674	326,453
Ginnie Mae I Pool 4.875% 9/15/2039	944,081	937,512
Ginnie Mae I Pool 4.875% 9/15/2039	636,278	632,366
Ginnie Mae I Pool 4.875% 9/15/2039	615,524	611,364
Ginnie Mae I Pool 5% 1/15/2034	2,744	2,755
Ginnie Mae I Pool 5% 1/15/2035	5,549	5,573
Ginnie Mae I Pool 5% 1/15/2035	105	106
Ginnie Mae I Pool 5% 1/15/2036	3,129	3,143
Ginnie Mae I Pool 5% 1/15/2039	157,428	158,090
Ginnie Mae I Pool 5% 1/15/2040	4,440,762	4,459,790
Ginnie Mae I Pool 5% 1/20/2035	1,747,629	1,757,333
Ginnie Mae I Pool 5% 10/15/2033	16,459	16,517
Ginnie Mae I Pool 5% 10/15/2033	5,902	5,924
Ginnie Mae I Pool 5% 10/15/2033	3,963	3,977
Ginnie Mae I Pool 5% 10/15/2033	295	296
Ginnie Mae I Pool 5% 10/15/2034	17,580	17,645
Ginnie Mae I Pool 5% 10/15/2035	833	836
Ginnie Mae I Pool 5% 10/15/2036	1,076	1,081
Ginnie Mae I Pool 5% 10/15/2039	23,951	24,055
Ginnie Mae I Pool 5% 10/15/2039	1,366	1,372
Ginnie Mae I Pool 5% 10/15/2040	12,822	12,877
Ginnie Mae I Pool 5% 10/20/2038	22,815	22,959
Ginnie Mae I Pool 5% 11/15/2033	33,305	33,439
Ginnie Mae I Pool 5% 11/15/2033	28,651	28,704
Ginnie Mae I Pool 5% 11/15/2033	17,564	17,626
Ginnie Mae I Pool 5% 11/15/2033	10,884	10,921
Ginnie Mae I Pool 5% 11/15/2034	466	468
Ginnie Mae I Pool 5% 11/15/2035	35,473	35,616
Ginnie Mae I Pool 5% 11/15/2035	24,509	24,613
Ginnie Mae I Pool 5% 11/15/2035	5,213	5,234
Ginnie Mae I Pool 5% 11/15/2039	2,506,148	2,516,970
Ginnie Mae I Pool 5% 11/15/2039	19,862	19,948
Ginnie Mae I Pool 5% 11/15/2039	12,258	12,311
Ginnie Mae I Pool 5% 11/15/2039	11,751	11,802
Ginnie Mae I Pool 5% 12/15/2033	11,243	11,281
Ginnie Mae I Pool 5% 12/15/2033	5,275	5,292
Ginnie Mae I Pool 5% 12/15/2034	6,560	6,588
Ginnie Mae I Pool 5% 12/15/2034	531	533
Ginnie Mae I Pool 5% 12/20/2034	813,242	816,929
Ginnie Mae I Pool 5% 2/15/2034	24,541	24,641
Ginnie Mae I Pool 5% 2/15/2035	395	397
Ginnie Mae I Pool 5% 2/15/2039	13,032	13,088
Ginnie Mae I Pool 5% 2/15/2040	6,473	6,498
Ginnie Mae I Pool 5% 2/15/2040	2,908	2,921
Ginnie Mae I Pool 5% 2/20/2035	1,709	1,718
Ginnie Mae I Pool 5% 3/15/2035	49,695	49,906
Ginnie Mae I Pool 5% 3/15/2036	218,031	218,956
Ginnie Mae I Pool 5% 3/15/2036	69,970	70,110
Ginnie Mae I Pool 5% 3/15/2036	30,466	30,596
Ginnie Mae I Pool 5% 3/15/2036	506	508
Ginnie Mae I Pool 5% 3/15/2038	6,264	6,291
Ginnie Mae I Pool 5% 3/15/2039	2,372	2,382
Ginnie Mae I Pool 5% 3/15/2040	12,348	12,401
Ginnie Mae I Pool 5% 4/15/2033	11,009	11,045
Ginnie Mae I Pool 5% 4/15/2033	8,316	8,342
Ginnie Mae I Pool 5% 4/15/2034	2,896	2,904
Ginnie Mae I Pool 5% 4/15/2034	1,213	1,218
Ginnie Mae I Pool 5% 4/15/2035	66,793	67,067
Ginnie Mae I Pool 5% 4/15/2035	3,552	3,566
Ginnie Mae I Pool 5% 4/15/2035	2,323	2,333
Ginnie Mae I Pool 5% 4/15/2036	7,523	7,556
Ginnie Mae I Pool 5% 4/15/2041	217,982	218,888
Ginnie Mae I Pool 5% 4/20/2048	2,112,265	2,115,259
Ginnie Mae I Pool 5% 5/15/2033	116,011	116,367
Ginnie Mae I Pool 5% 5/15/2033	58,089	58,277
Ginnie Mae I Pool 5% 5/15/2033	15,196	15,243
Ginnie Mae I Pool 5% 5/15/2033	636	638
Ginnie Mae I Pool 5% 5/15/2034	526,146	528,241
Ginnie Mae I Pool 5% 5/15/2034	6,390	6,415
Ginnie Mae I Pool 5% 5/15/2034	3,419	3,433
Ginnie Mae I Pool 5% 5/15/2034	721	724
Ginnie Mae I Pool 5% 5/15/2034	594	597
Ginnie Mae I Pool 5% 5/15/2035	843	846
Ginnie Mae I Pool 5% 5/15/2036	4,554	4,567
Ginnie Mae I Pool 5% 5/15/2040	39,080	39,249
Ginnie Mae I Pool 5% 5/15/2040	20,788	20,874
Ginnie Mae I Pool 5% 6/15/2033	7,799	7,825
Ginnie Mae I Pool 5% 6/15/2033	7,731	7,757
Ginnie Mae I Pool 5% 6/15/2033	3,225	3,238
Ginnie Mae I Pool 5% 6/15/2033	3,035	3,041
Ginnie Mae I Pool 5% 6/15/2034	10,011	10,053
Ginnie Mae I Pool 5% 6/15/2034	1,980	1,988
Ginnie Mae I Pool 5% 6/15/2034	726	730
Ginnie Mae I Pool 5% 6/15/2034	383	385
Ginnie Mae I Pool 5% 6/15/2035	1,829	1,836
Ginnie Mae I Pool 5% 6/15/2035	1,027	1,031
Ginnie Mae I Pool 5% 6/15/2036	43,115	43,300
Ginnie Mae I Pool 5% 6/15/2036	2,650	2,661
Ginnie Mae I Pool 5% 6/15/2040	3,606,441	3,621,948
Ginnie Mae I Pool 5% 6/15/2040	2,699	2,711
Ginnie Mae I Pool 5% 6/15/2040	2,186	2,195
Ginnie Mae I Pool 5% 7/15/2033	3,372	3,377
Ginnie Mae I Pool 5% 7/15/2033	852	855
Ginnie Mae I Pool 5% 7/15/2033	356	357
Ginnie Mae I Pool 5% 7/15/2033	312	313
Ginnie Mae I Pool 5% 7/15/2034	15,907	15,971
Ginnie Mae I Pool 5% 7/15/2034	1,239	1,244
Ginnie Mae I Pool 5% 7/15/2035	219,627	220,547
Ginnie Mae I Pool 5% 7/15/2035	9,037	9,074
Ginnie Mae I Pool 5% 7/15/2040	1,201,548	1,206,680
Ginnie Mae I Pool 5% 7/15/2040	43,519	43,707
Ginnie Mae I Pool 5% 7/15/2040	23,749	23,848
Ginnie Mae I Pool 5% 8/15/2033	129,245	129,620
Ginnie Mae I Pool 5% 8/15/2033	79,014	79,289
Ginnie Mae I Pool 5% 8/15/2033	48,640	48,837
Ginnie Mae I Pool 5% 8/15/2033	33,126	33,236
Ginnie Mae I Pool 5% 8/15/2033	15,180	15,228
Ginnie Mae I Pool 5% 8/15/2033	13,975	14,031
Ginnie Mae I Pool 5% 8/15/2033	2,433	2,439
Ginnie Mae I Pool 5% 8/15/2033	1,059	1,063
Ginnie Mae I Pool 5% 8/15/2033	661	663
Ginnie Mae I Pool 5% 8/15/2035	4,257	4,275
Ginnie Mae I Pool 5% 8/15/2035	1,777	1,784
Ginnie Mae I Pool 5% 8/20/2040	589,171	593,033
Ginnie Mae I Pool 5% 9/15/2033	130,118	130,626
Ginnie Mae I Pool 5% 9/15/2033	91,792	92,161
Ginnie Mae I Pool 5% 9/15/2033	5,318	5,337
Ginnie Mae I Pool 5% 9/15/2035	10,569	10,615
Ginnie Mae I Pool 5% 9/15/2036	203,526	204,396
Ginnie Mae I Pool 5% 9/15/2036	43,649	43,825
Ginnie Mae I Pool 5% 9/15/2039	1,166,242	1,171,303
Ginnie Mae I Pool 5% 9/15/2039	8,915	8,954
Ginnie Mae I Pool 5% 9/15/2040	11,622	11,670
Ginnie Mae I Pool 5.09% 11/15/2036	111,910	112,345
Ginnie Mae I Pool 5.09% 11/15/2036	36,166	36,312
Ginnie Mae I Pool 5.09% 4/15/2036	51,576	51,783
Ginnie Mae I Pool 5.09% 5/15/2036	189,375	190,126
Ginnie Mae I Pool 5.09% 5/15/2036	95,474	95,857
Ginnie Mae I Pool 5.09% 5/15/2036	55,963	56,181
Ginnie Mae I Pool 5.09% 6/15/2036	248,058	249,030
Ginnie Mae I Pool 5.09% 6/15/2036	193,655	194,419
Ginnie Mae I Pool 5.09% 7/15/2036	183,399	184,132
Ginnie Mae I Pool 5.09% 7/15/2036	101,031	101,438
Ginnie Mae I Pool 5.09% 7/15/2036	77,964	78,278
Ginnie Mae I Pool 5.09% 7/15/2036	43,611	43,786
Ginnie Mae I Pool 5.09% 8/15/2036	184,957	185,701
Ginnie Mae I Pool 5.09% 8/15/2036	96,876	97,265
Ginnie Mae I Pool 5.09% 8/15/2036	95,922	96,303
Ginnie Mae I Pool 5.09% 9/15/2036	143,784	144,363
Ginnie Mae I Pool 5.15% 2/15/2036	83,605	84,100
Ginnie Mae I Pool 5.2% 7/15/2036	40,561	40,851
Ginnie Mae I Pool 5.25% 4/15/2036	38,790	39,135
Ginnie Mae I Pool 5.25% 4/15/2037	6,102	6,096
Ginnie Mae I Pool 5.25% 5/15/2036	77,772	78,401
Ginnie Mae I Pool 5.35% 1/20/2030	146,105	146,870
Ginnie Mae I Pool 5.35% 1/20/2030	92,248	92,710
Ginnie Mae I Pool 5.35% 10/20/2029	102,162	102,697
Ginnie Mae I Pool 5.35% 10/20/2030	12,294	12,375
Ginnie Mae I Pool 5.35% 11/20/2029	223,603	224,674
Ginnie Mae I Pool 5.35% 11/20/2030	41,378	41,679
Ginnie Mae I Pool 5.35% 11/20/2030	28,179	28,432
Ginnie Mae I Pool 5.35% 12/20/2029	341,194	342,904
Ginnie Mae I Pool 5.35% 12/20/2030	38,116	38,358
Ginnie Mae I Pool 5.35% 12/20/2030	34,153	34,423
Ginnie Mae I Pool 5.35% 12/20/2030	33,309	33,591
Ginnie Mae I Pool 5.35% 3/20/2030	27,336	27,473
Ginnie Mae I Pool 5.35% 4/20/2029	77,239	77,576
Ginnie Mae I Pool 5.35% 4/20/2030	71,164	71,383
Ginnie Mae I Pool 5.35% 5/20/2029	39,533	39,697
Ginnie Mae I Pool 5.35% 5/20/2030	41,611	41,739
Ginnie Mae I Pool 5.35% 6/20/2029	155,704	156,416
Ginnie Mae I Pool 5.35% 6/20/2030	51,455	51,782
Ginnie Mae I Pool 5.35% 7/20/2029	104,220	104,585
Ginnie Mae I Pool 5.35% 7/20/2030	107,631	108,243
Ginnie Mae I Pool 5.35% 7/20/2030	41,114	41,329
Ginnie Mae I Pool 5.35% 8/20/2029	32,325	32,438
Ginnie Mae I Pool 5.35% 9/20/2029	68,702	68,986
Ginnie Mae I Pool 5.35% 9/20/2030	70,887	71,462
Ginnie Mae I Pool 5.39% 5/15/2036	39,765	40,320
Ginnie Mae I Pool 5.45% 2/15/2037	251,160	255,142
Ginnie Mae I Pool 5.45% 2/15/2037	111,761	113,493
Ginnie Mae I Pool 5.5% 1/15/2035	8,181	8,318
Ginnie Mae I Pool 5.5% 10/15/2032	89,181	90,287
Ginnie Mae I Pool 5.5% 10/15/2034	65,085	66,165
Ginnie Mae I Pool 5.5% 10/15/2038	387,137	394,635
Ginnie Mae I Pool 5.5% 11/15/2033	66,729	67,778
Ginnie Mae I Pool 5.5% 11/15/2034	2,621	2,618
Ginnie Mae I Pool 5.5% 12/15/2033	32,819	33,329
Ginnie Mae I Pool 5.5% 12/15/2034	577	586
Ginnie Mae I Pool 5.5% 2/15/2034	3,708	3,767
Ginnie Mae I Pool 5.5% 2/15/2034	237	240
Ginnie Mae I Pool 5.5% 2/15/2038	2,332	2,377
Ginnie Mae I Pool 5.5% 2/15/2039	95,043	96,910
Ginnie Mae I Pool 5.5% 3/15/2034	130,209	132,291
Ginnie Mae I Pool 5.5% 3/15/2035	33,899	34,474
Ginnie Mae I Pool 5.5% 3/15/2039	23,661	24,107
Ginnie Mae I Pool 5.5% 3/20/2054	7,456,058	7,497,985
Ginnie Mae I Pool 5.5% 4/15/2033	22,600	22,938
Ginnie Mae I Pool 5.5% 4/15/2034	94,583	96,087
Ginnie Mae I Pool 5.5% 4/15/2034	34,592	35,126
Ginnie Mae I Pool 5.5% 4/15/2034	20,884	21,214
Ginnie Mae I Pool 5.5% 4/15/2034	8,136	8,267
Ginnie Mae I Pool 5.5% 4/15/2035	3,190	3,244
Ginnie Mae I Pool 5.5% 4/15/2038	6,468	6,591
Ginnie Mae I Pool 5.5% 5/15/2033	253,322	257,078
Ginnie Mae I Pool 5.5% 5/15/2034	146,663	148,955
Ginnie Mae I Pool 5.5% 6/15/2034	16,497	16,757
Ginnie Mae I Pool 5.5% 7/15/2033	3,453	3,505
Ginnie Mae I Pool 5.5% 7/15/2035	24,432	24,830
Ginnie Mae I Pool 5.5% 7/20/2040	613,053	628,789
Ginnie Mae I Pool 5.5% 9/15/2033	39,266	39,861
Ginnie Mae I Pool 5.5% 9/15/2038	46,800	47,710
Ginnie Mae I Pool 5.6% 11/15/2036	117,857	119,966
Ginnie Mae I Pool 5.75% 1/20/2040	247,269	254,588
Ginnie Mae I Pool 5.75% 1/20/2040	182,117	187,496
Ginnie Mae I Pool 5.75% 11/20/2039	230,808	237,608
Ginnie Mae I Pool 5.75% 11/20/2039	120,863	124,080
Ginnie Mae I Pool 5.75% 12/20/2039	210,434	216,511
Ginnie Mae I Pool 5.75% 12/20/2039	119,386	122,895
Ginnie Mae I Pool 5.75% 12/20/2039	89,966	92,654
Ginnie Mae I Pool 5.75% 12/20/2039	80,833	83,179
Ginnie Mae I Pool 5.75% 2/20/2040	229,887	236,643
Ginnie Mae I Pool 5.75% 2/20/2040	188,008	193,520
Ginnie Mae I Pool 5.75% 3/20/2040	140,129	144,267
Ginnie Mae I Pool 5.75% 3/20/2040	132,318	136,297
Ginnie Mae I Pool 5.75% 4/20/2040	128,207	132,053
Ginnie Mae I Pool 5.75% 4/20/2040	109,973	113,286
Ginnie Mae I Pool 5.75% 4/20/2040	77,704	79,943
Ginnie Mae I Pool 5.75% 4/20/2040	67,750	69,436
Ginnie Mae I Pool 5.75% 5/20/2040	72,606	74,779
Ginnie Mae I Pool 5.75% 6/20/2040	187,987	193,552
Ginnie Mae I Pool 5.75% 6/20/2040	100,959	103,927
Ginnie Mae I Pool 5.75% 6/20/2040	63,694	65,617
Ginnie Mae I Pool 5.75% 7/20/2040	178,498	183,888
Ginnie Mae I Pool 5.75% 7/20/2040	128,983	132,736
Ginnie Mae I Pool 5.75% 8/20/2040	568,643	585,553
Ginnie Mae I Pool 5.75% 8/20/2040	390,164	401,895
Ginnie Mae I Pool 5.75% 8/20/2040	347,614	357,806
Ginnie Mae I Pool 5.75% 9/20/2039	94,041	96,785
Ginnie Mae I Pool 5.75% 9/20/2040	215,944	222,336
Ginnie Mae I Pool 5.75% 9/20/2040	146,468	150,862
Ginnie Mae I Pool 5.75% 9/20/2040	87,803	90,318
Ginnie Mae I Pool 6% 1/15/2029	7,033	7,132
Ginnie Mae I Pool 6% 1/15/2029	3,844	3,898
Ginnie Mae I Pool 6% 1/15/2032	1,617	1,656
Ginnie Mae I Pool 6% 1/15/2033	44,579	45,789
Ginnie Mae I Pool 6% 1/15/2033	24,124	24,772
Ginnie Mae I Pool 6% 1/15/2033	121	124
Ginnie Mae I Pool 6% 1/15/2034	22,432	23,018
Ginnie Mae I Pool 6% 1/15/2034	20,411	21,001
Ginnie Mae I Pool 6% 10/15/2032	36,625	37,590
Ginnie Mae I Pool 6% 10/15/2033	617,704	632,995
Ginnie Mae I Pool 6% 10/15/2033	4,898	4,994
Ginnie Mae I Pool 6% 11/15/2033	108,940	111,926
Ginnie Mae I Pool 6% 11/15/2033	4,153	4,274
Ginnie Mae I Pool 6% 11/15/2036	124,756	128,995
Ginnie Mae I Pool 6% 12/15/2031	35,187	35,960
Ginnie Mae I Pool 6% 12/15/2031	8,349	8,542
Ginnie Mae I Pool 6% 12/15/2032	40,913	42,013
Ginnie Mae I Pool 6% 12/15/2033	78,161	80,159
Ginnie Mae I Pool 6% 12/15/2033	16,368	16,835
Ginnie Mae I Pool 6% 12/15/2033	1,605	1,650
Ginnie Mae I Pool 6% 12/15/2033	1,542	1,586
Ginnie Mae I Pool 6% 12/15/2033	694	712
Ginnie Mae I Pool 6% 12/15/2036	52,086	53,418
Ginnie Mae I Pool 6% 2/15/2031	18,628	18,988
Ginnie Mae I Pool 6% 2/15/2032	13,622	13,952
Ginnie Mae I Pool 6% 2/15/2032	4,493	4,599
Ginnie Mae I Pool 6% 2/15/2033	33,459	34,376
Ginnie Mae I Pool 6% 2/15/2037	23,479	24,265
Ginnie Mae I Pool 6% 3/15/2032	1,164	1,192
Ginnie Mae I Pool 6% 3/15/2032	369	378
Ginnie Mae I Pool 6% 3/15/2039	66,115	68,554
Ginnie Mae I Pool 6% 4/15/2029	52,291	52,964
Ginnie Mae I Pool 6% 4/15/2029	4,046	4,103
Ginnie Mae I Pool 6% 4/15/2031	1,400	1,429
Ginnie Mae I Pool 6% 4/15/2033	1,168	1,201
Ginnie Mae I Pool 6% 4/15/2034	62,380	64,106
Ginnie Mae I Pool 6% 4/15/2034	51,058	52,597
Ginnie Mae I Pool 6% 4/15/2034	21,255	21,853
Ginnie Mae I Pool 6% 5/15/2029	42	43
Ginnie Mae I Pool 6% 6/15/2032	1,066	1,092
Ginnie Mae I Pool 6% 6/15/2034	39,959	41,176
Ginnie Mae I Pool 6% 7/15/2029	321	325
Ginnie Mae I Pool 6% 7/15/2031	71,321	72,825
Ginnie Mae I Pool 6% 7/15/2033	397	406
Ginnie Mae I Pool 6% 7/15/2036	56,338	57,997
Ginnie Mae I Pool 6% 7/15/2036	17,778	18,337
Ginnie Mae I Pool 6% 8/15/2032	47,057	48,260
Ginnie Mae I Pool 6% 8/15/2033	211	214
Ginnie Mae I Pool 6% 9/15/2032	79,881	81,965
Ginnie Mae I Pool 6% 9/15/2033	40,605	41,654
Ginnie Mae I Pool 6.45% 1/15/2032	19,224	19,794
Ginnie Mae I Pool 6.45% 6/15/2032	33,570	34,703
Ginnie Mae I Pool 6.5% 1/15/2028	2,632	2,702
Ginnie Mae I Pool 6.5% 1/15/2039	184,986	193,156
Ginnie Mae I Pool 6.5% 1/15/2039	12,071	12,531
Ginnie Mae I Pool 6.5% 10/15/2028	37,023	38,002
Ginnie Mae I Pool 6.5% 10/15/2028	10,760	11,044
Ginnie Mae I Pool 6.5% 10/15/2028	4,589	4,711
Ginnie Mae I Pool 6.5% 10/15/2028	2,172	2,230
Ginnie Mae I Pool 6.5% 10/15/2037	361,015	376,181
Ginnie Mae I Pool 6.5% 11/15/2028	21,893	22,472
Ginnie Mae I Pool 6.5% 11/15/2028	9,864	10,125
Ginnie Mae I Pool 6.5% 11/15/2028	9,272	9,517
Ginnie Mae I Pool 6.5% 11/15/2028	2,614	2,683
Ginnie Mae I Pool 6.5% 11/15/2029	9,285	9,531
Ginnie Mae I Pool 6.5% 12/15/2027	11,045	11,337
Ginnie Mae I Pool 6.5% 12/15/2027	6,664	6,840
Ginnie Mae I Pool 6.5% 12/15/2028	1,929	1,980
Ginnie Mae I Pool 6.5% 12/15/2028	154	158
Ginnie Mae I Pool 6.5% 12/15/2028	142	145
Ginnie Mae I Pool 6.5% 12/15/2034	303	313
Ginnie Mae I Pool 6.5% 12/15/2036	82,404	85,842
Ginnie Mae I Pool 6.5% 12/15/2038	259,491	270,159
Ginnie Mae I Pool 6.5% 12/15/2038	150,533	157,163
Ginnie Mae I Pool 6.5% 12/15/2038	68,252	71,249
Ginnie Mae I Pool 6.5% 12/15/2038	5,248	5,479
Ginnie Mae I Pool 6.5% 2/15/2028	1,142	1,172
Ginnie Mae I Pool 6.5% 3/15/2026	331	331
Ginnie Mae I Pool 6.5% 3/15/2028	2,935	3,013
Ginnie Mae I Pool 6.5% 4/15/2026	784	784
Ginnie Mae I Pool 6.5% 4/15/2026	698	698
Ginnie Mae I Pool 6.5% 4/15/2026	330	330
Ginnie Mae I Pool 6.5% 4/15/2026	160	160
Ginnie Mae I Pool 6.5% 4/15/2026	151	151
Ginnie Mae I Pool 6.5% 4/15/2026	138	138
Ginnie Mae I Pool 6.5% 4/15/2027	5,484	5,629
Ginnie Mae I Pool 6.5% 4/15/2028	110	113
Ginnie Mae I Pool 6.5% 4/15/2029	1,152	1,183
Ginnie Mae I Pool 6.5% 5/15/2028	2,153	2,210
Ginnie Mae I Pool 6.5% 5/15/2029	3,314	3,402
Ginnie Mae I Pool 6.5% 5/15/2029	61	61
Ginnie Mae I Pool 6.5% 6/15/2026	144	143
Ginnie Mae I Pool 6.5% 6/15/2028	2,015	2,068
Ginnie Mae I Pool 6.5% 6/15/2029	2,104	2,160
Ginnie Mae I Pool 6.5% 6/15/2029	1,778	1,825
Ginnie Mae I Pool 6.5% 6/15/2037	80,977	84,085
Ginnie Mae I Pool 6.5% 6/15/2037	5,323	5,502
Ginnie Mae I Pool 6.5% 8/15/2026	1,609	1,611
Ginnie Mae I Pool 6.5% 8/15/2027	507	520
Ginnie Mae I Pool 6.5% 8/15/2028	2,961	3,039
Ginnie Mae I Pool 6.5% 8/15/2028	368	378
Ginnie Mae I Pool 6.5% 8/15/2035	3,760	3,859
Ginnie Mae I Pool 6.5% 8/15/2038	118,825	124,102
Ginnie Mae I Pool 6.5% 8/20/2032	3,091	3,178
Ginnie Mae I Pool 6.5% 8/20/2034	51,514	53,134
Ginnie Mae I Pool 6.5% 9/15/2027	760	780
Ginnie Mae I Pool 6.5% 9/15/2028	1,758	1,804
Ginnie Mae I Pool 6.5% 9/15/2028	1,675	1,719
Ginnie Mae I Pool 6.5% 9/15/2028	675	693
Ginnie Mae I Pool 6.5% 9/15/2028	420	431
Ginnie Mae I Pool 6.5% 9/15/2034	219	227
Ginnie Mae I Pool 6.5% 9/15/2038	3,941	4,110
Ginnie Mae I Pool 7% 1/15/2026	348	348
Ginnie Mae I Pool 7% 1/15/2026	27	27
Ginnie Mae I Pool 7% 1/15/2026	21	21
Ginnie Mae I Pool 7% 1/15/2026	17	17
Ginnie Mae I Pool 7% 1/15/2026	8	8
Ginnie Mae I Pool 7% 1/15/2027	6,935	6,953
Ginnie Mae I Pool 7% 1/15/2028	9,212	9,317
Ginnie Mae I Pool 7% 1/15/2028	3,086	3,122
Ginnie Mae I Pool 7% 1/15/2028	3,005	3,040
Ginnie Mae I Pool 7% 1/15/2028	2,098	2,121
Ginnie Mae I Pool 7% 1/15/2028	1,505	1,515
Ginnie Mae I Pool 7% 1/15/2028	766	773
Ginnie Mae I Pool 7% 1/15/2028	740	748
Ginnie Mae I Pool 7% 1/15/2028	688	695
Ginnie Mae I Pool 7% 1/15/2028	675	683
Ginnie Mae I Pool 7% 1/15/2028	634	637
Ginnie Mae I Pool 7% 1/15/2028	625	630
Ginnie Mae I Pool 7% 1/15/2028	599	606
Ginnie Mae I Pool 7% 1/15/2028	290	294
Ginnie Mae I Pool 7% 1/15/2028	215	217
Ginnie Mae I Pool 7% 1/15/2028	193	195
Ginnie Mae I Pool 7% 1/15/2028	116	118
Ginnie Mae I Pool 7% 1/15/2028	52	53
Ginnie Mae I Pool 7% 1/15/2029	7,099	7,215
Ginnie Mae I Pool 7% 1/15/2029	1,951	1,968
Ginnie Mae I Pool 7% 1/15/2029	1,060	1,078
Ginnie Mae I Pool 7% 1/15/2030	1,754	1,793
Ginnie Mae I Pool 7% 1/15/2030	888	907
Ginnie Mae I Pool 7% 1/15/2032	9,919	10,213
Ginnie Mae I Pool 7% 1/15/2032	737	759
Ginnie Mae I Pool 7% 10/15/2025	101	101
Ginnie Mae I Pool 7% 10/15/2027	20,934	21,080
Ginnie Mae I Pool 7% 10/15/2027	1,431	1,444
Ginnie Mae I Pool 7% 10/15/2027	670	676
Ginnie Mae I Pool 7% 10/15/2027	532	538
Ginnie Mae I Pool 7% 10/15/2027	443	444
Ginnie Mae I Pool 7% 10/15/2028	9,562	9,702
Ginnie Mae I Pool 7% 10/15/2028	6,960	7,068
Ginnie Mae I Pool 7% 10/15/2028	4,186	4,250
Ginnie Mae I Pool 7% 10/15/2028	3,833	3,891
Ginnie Mae I Pool 7% 10/15/2028	1,590	1,609
Ginnie Mae I Pool 7% 10/15/2028	989	999
Ginnie Mae I Pool 7% 10/15/2028	710	715
Ginnie Mae I Pool 7% 10/15/2028	398	401
Ginnie Mae I Pool 7% 10/15/2028	298	303
Ginnie Mae I Pool 7% 10/15/2028	239	240
Ginnie Mae I Pool 7% 10/15/2030	911	934
Ginnie Mae I Pool 7% 10/15/2031	5,247	5,396
Ginnie Mae I Pool 7% 10/15/2031	618	636
Ginnie Mae I Pool 7% 10/15/2031	356	362
Ginnie Mae I Pool 7% 11/15/2025	102	102
Ginnie Mae I Pool 7% 11/15/2025	30	30
Ginnie Mae I Pool 7% 11/15/2026	23	23
Ginnie Mae I Pool 7% 11/15/2026	7	7
Ginnie Mae I Pool 7% 11/15/2026	5	5
Ginnie Mae I Pool 7% 11/15/2027	8,413	8,485
Ginnie Mae I Pool 7% 11/15/2027	1,009	1,020
Ginnie Mae I Pool 7% 11/15/2027	743	744
Ginnie Mae I Pool 7% 11/15/2027	474	476
Ginnie Mae I Pool 7% 11/15/2027	35	35
Ginnie Mae I Pool 7% 11/15/2028	2,494	2,524
Ginnie Mae I Pool 7% 11/15/2028	1,166	1,182
Ginnie Mae I Pool 7% 11/15/2028	1,043	1,060
Ginnie Mae I Pool 7% 11/15/2028	807	814
Ginnie Mae I Pool 7% 11/15/2028	71	72
Ginnie Mae I Pool 7% 11/15/2031	134	138
Ginnie Mae I Pool 7% 12/15/2025	193	193
Ginnie Mae I Pool 7% 12/15/2025	148	148
Ginnie Mae I Pool 7% 12/15/2025	54	54
Ginnie Mae I Pool 7% 12/15/2025	47	47
Ginnie Mae I Pool 7% 12/15/2025	22	22
Ginnie Mae I Pool 7% 12/15/2026	1,065	1,069
Ginnie Mae I Pool 7% 12/15/2026	34	34
Ginnie Mae I Pool 7% 12/15/2026	10	10
Ginnie Mae I Pool 7% 12/15/2027	1,844	1,861
Ginnie Mae I Pool 7% 12/15/2027	664	671
Ginnie Mae I Pool 7% 12/15/2027	558	563
Ginnie Mae I Pool 7% 12/15/2027	106	107
Ginnie Mae I Pool 7% 12/15/2028	4,774	4,846
Ginnie Mae I Pool 7% 12/15/2028	2,645	2,675
Ginnie Mae I Pool 7% 12/15/2028	2,064	2,076
Ginnie Mae I Pool 7% 12/15/2028	842	856
Ginnie Mae I Pool 7% 12/15/2028	831	834
Ginnie Mae I Pool 7% 12/15/2028	810	819
Ginnie Mae I Pool 7% 12/15/2028	751	762
Ginnie Mae I Pool 7% 12/15/2028	594	603
Ginnie Mae I Pool 7% 12/15/2028	417	423
Ginnie Mae I Pool 7% 12/15/2029	3,255	3,320
Ginnie Mae I Pool 7% 12/15/2030	6,590	6,761
Ginnie Mae I Pool 7% 12/15/2030	197	202
Ginnie Mae I Pool 7% 12/15/2031	3,841	3,947
Ginnie Mae I Pool 7% 12/15/2031	2,629	2,707
Ginnie Mae I Pool 7% 12/15/2031	2,013	2,068
Ginnie Mae I Pool 7% 12/15/2031	562	578
Ginnie Mae I Pool 7% 2/15/2026	535	534
Ginnie Mae I Pool 7% 2/15/2026	22	22
Ginnie Mae I Pool 7% 2/15/2026	17	17
Ginnie Mae I Pool 7% 2/15/2026	6	6
Ginnie Mae I Pool 7% 2/15/2027	98	98
Ginnie Mae I Pool 7% 2/15/2028	6,444	6,496
Ginnie Mae I Pool 7% 2/15/2028	2,301	2,322
Ginnie Mae I Pool 7% 2/15/2028	2,257	2,282
Ginnie Mae I Pool 7% 2/15/2028	1,231	1,243
Ginnie Mae I Pool 7% 2/15/2028	1,071	1,081
Ginnie Mae I Pool 7% 2/15/2028	954	962
Ginnie Mae I Pool 7% 2/15/2028	803	810
Ginnie Mae I Pool 7% 2/15/2028	508	512
Ginnie Mae I Pool 7% 2/15/2028	470	474
Ginnie Mae I Pool 7% 2/15/2028	406	410
Ginnie Mae I Pool 7% 2/15/2028	183	184
Ginnie Mae I Pool 7% 2/15/2028	54	55
Ginnie Mae I Pool 7% 2/15/2029	3,208	3,261
Ginnie Mae I Pool 7% 2/15/2029	972	988
Ginnie Mae I Pool 7% 2/15/2029	268	271
Ginnie Mae I Pool 7% 2/15/2032	2,300	2,362
Ginnie Mae I Pool 7% 2/15/2032	992	1,020
Ginnie Mae I Pool 7% 3/15/2026	107	107
Ginnie Mae I Pool 7% 3/15/2026	72	72
Ginnie Mae I Pool 7% 3/15/2026	35	35
Ginnie Mae I Pool 7% 3/15/2026	4	4
Ginnie Mae I Pool 7% 3/15/2027	434	436
Ginnie Mae I Pool 7% 3/15/2028	3,547	3,591
Ginnie Mae I Pool 7% 3/15/2028	1,894	1,912
Ginnie Mae I Pool 7% 3/15/2028	1,754	1,775
Ginnie Mae I Pool 7% 3/15/2028	1,497	1,513
Ginnie Mae I Pool 7% 3/15/2028	1,485	1,502
Ginnie Mae I Pool 7% 3/15/2028	1,414	1,423
Ginnie Mae I Pool 7% 3/15/2028	849	855
Ginnie Mae I Pool 7% 3/15/2028	839	849
Ginnie Mae I Pool 7% 3/15/2028	421	425
Ginnie Mae I Pool 7% 3/15/2028	372	377
Ginnie Mae I Pool 7% 3/15/2028	294	298
Ginnie Mae I Pool 7% 3/15/2028	283	286
Ginnie Mae I Pool 7% 3/15/2029	6,375	6,442
Ginnie Mae I Pool 7% 3/15/2029	1,009	1,015
Ginnie Mae I Pool 7% 3/15/2029	407	413
Ginnie Mae I Pool 7% 3/15/2031	3,368	3,452
Ginnie Mae I Pool 7% 3/15/2031	357	364
Ginnie Mae I Pool 7% 3/15/2032	8,051	8,165
Ginnie Mae I Pool 7% 3/15/2032	1,259	1,294
Ginnie Mae I Pool 7% 4/15/2026	143	143
Ginnie Mae I Pool 7% 4/15/2026	86	86
Ginnie Mae I Pool 7% 4/15/2026	62	62
Ginnie Mae I Pool 7% 4/15/2026	34	34
Ginnie Mae I Pool 7% 4/15/2026	24	24
Ginnie Mae I Pool 7% 4/15/2028	4,966	5,027
Ginnie Mae I Pool 7% 4/15/2028	4,045	4,090
Ginnie Mae I Pool 7% 4/15/2028	3,516	3,557
Ginnie Mae I Pool 7% 4/15/2028	3,366	3,393
Ginnie Mae I Pool 7% 4/15/2028	1,661	1,682
Ginnie Mae I Pool 7% 4/15/2028	1,462	1,477
Ginnie Mae I Pool 7% 4/15/2028	1,326	1,339
Ginnie Mae I Pool 7% 4/15/2028	1,164	1,175
Ginnie Mae I Pool 7% 4/15/2028	1,138	1,152
Ginnie Mae I Pool 7% 4/15/2028	1,119	1,131
Ginnie Mae I Pool 7% 4/15/2028	954	966
Ginnie Mae I Pool 7% 4/15/2028	741	750
Ginnie Mae I Pool 7% 4/15/2028	714	722
Ginnie Mae I Pool 7% 4/15/2028	690	697
Ginnie Mae I Pool 7% 4/15/2028	521	527
Ginnie Mae I Pool 7% 4/15/2028	481	486
Ginnie Mae I Pool 7% 4/15/2028	271	272
Ginnie Mae I Pool 7% 4/15/2028	254	255
Ginnie Mae I Pool 7% 4/15/2028	211	212
Ginnie Mae I Pool 7% 4/15/2029	3,815	3,876
Ginnie Mae I Pool 7% 4/15/2029	2,154	2,185
Ginnie Mae I Pool 7% 4/15/2030	15,349	15,701
Ginnie Mae I Pool 7% 4/15/2030	1,609	1,646
Ginnie Mae I Pool 7% 4/15/2031	14,147	14,515
Ginnie Mae I Pool 7% 4/15/2031	2,087	2,142
Ginnie Mae I Pool 7% 4/15/2031	483	496
Ginnie Mae I Pool 7% 4/15/2031	57	58
Ginnie Mae I Pool 7% 4/15/2032	15,363	15,814
Ginnie Mae I Pool 7% 4/15/2032	235	241
Ginnie Mae I Pool 7% 4/15/2032	45	45
Ginnie Mae I Pool 7% 4/20/2032	181,198	187,459
Ginnie Mae I Pool 7% 5/15/2026	204	204
Ginnie Mae I Pool 7% 5/15/2026	64	64
Ginnie Mae I Pool 7% 5/15/2026	32	32
Ginnie Mae I Pool 7% 5/15/2026	21	21
Ginnie Mae I Pool 7% 5/15/2026	13	13
Ginnie Mae I Pool 7% 5/15/2026	7	7
Ginnie Mae I Pool 7% 5/15/2027	1,119	1,124
Ginnie Mae I Pool 7% 5/15/2027	318	319
Ginnie Mae I Pool 7% 5/15/2028	5,053	5,118
Ginnie Mae I Pool 7% 5/15/2028	1,893	1,911
Ginnie Mae I Pool 7% 5/15/2028	1,257	1,273
Ginnie Mae I Pool 7% 5/15/2028	874	883
Ginnie Mae I Pool 7% 5/15/2028	786	795
Ginnie Mae I Pool 7% 5/15/2028	607	614
Ginnie Mae I Pool 7% 5/15/2028	530	536
Ginnie Mae I Pool 7% 5/15/2028	496	501
Ginnie Mae I Pool 7% 5/15/2028	402	403
Ginnie Mae I Pool 7% 5/15/2028	222	224
Ginnie Mae I Pool 7% 5/15/2028	30	31
Ginnie Mae I Pool 7% 5/15/2029	4,879	4,961
Ginnie Mae I Pool 7% 5/15/2031	4,112	4,213
Ginnie Mae I Pool 7% 5/15/2031	318	327
Ginnie Mae I Pool 7% 5/15/2032	75,299	77,253
Ginnie Mae I Pool 7% 5/15/2032	3,337	3,435
Ginnie Mae I Pool 7% 5/15/2032	139	143
Ginnie Mae I Pool 7% 6/15/2026	319	320
Ginnie Mae I Pool 7% 6/15/2026	25	26
Ginnie Mae I Pool 7% 6/15/2027	270	270
Ginnie Mae I Pool 7% 6/15/2028	6,522	6,608
Ginnie Mae I Pool 7% 6/15/2028	2,786	2,817
Ginnie Mae I Pool 7% 6/15/2028	2,139	2,167
Ginnie Mae I Pool 7% 6/15/2028	1,553	1,574
Ginnie Mae I Pool 7% 6/15/2028	1,544	1,549
Ginnie Mae I Pool 7% 6/15/2028	1,425	1,441
Ginnie Mae I Pool 7% 6/15/2028	1,380	1,396
Ginnie Mae I Pool 7% 6/15/2028	1,273	1,289
Ginnie Mae I Pool 7% 6/15/2028	1,094	1,108
Ginnie Mae I Pool 7% 6/15/2028	1,085	1,097
Ginnie Mae I Pool 7% 6/15/2028	979	990
Ginnie Mae I Pool 7% 6/15/2028	790	793
Ginnie Mae I Pool 7% 6/15/2028	598	598
Ginnie Mae I Pool 7% 6/15/2028	559	565
Ginnie Mae I Pool 7% 6/15/2028	554	562
Ginnie Mae I Pool 7% 6/15/2028	502	508
Ginnie Mae I Pool 7% 6/15/2028	488	493
Ginnie Mae I Pool 7% 6/15/2028	469	475
Ginnie Mae I Pool 7% 6/15/2028	356	361
Ginnie Mae I Pool 7% 6/15/2028	312	315
Ginnie Mae I Pool 7% 6/15/2028	275	277
Ginnie Mae I Pool 7% 6/15/2028	155	157
Ginnie Mae I Pool 7% 6/15/2028	82	82
Ginnie Mae I Pool 7% 6/15/2028	73	73
Ginnie Mae I Pool 7% 6/15/2029	3,722	3,792
Ginnie Mae I Pool 7% 6/15/2029	2,995	3,044
Ginnie Mae I Pool 7% 6/15/2029	936	940
Ginnie Mae I Pool 7% 6/15/2029	49	49
Ginnie Mae I Pool 7% 6/15/2029	39	39
Ginnie Mae I Pool 7% 6/15/2029	30	30
Ginnie Mae I Pool 7% 6/15/2030	119	122
Ginnie Mae I Pool 7% 6/15/2031	5,838	5,996
Ginnie Mae I Pool 7% 6/15/2031	4,400	4,523
Ginnie Mae I Pool 7% 6/15/2032	37,204	38,258
Ginnie Mae I Pool 7% 6/15/2032	35,416	36,013
Ginnie Mae I Pool 7% 6/15/2032	14,313	14,755
Ginnie Mae I Pool 7% 6/15/2032	8,444	8,710
Ginnie Mae I Pool 7% 6/15/2032	7,852	8,102
Ginnie Mae I Pool 7% 6/15/2032	1,018	1,050
Ginnie Mae I Pool 7% 7/15/2026	349	349
Ginnie Mae I Pool 7% 7/15/2028	4,807	4,870
Ginnie Mae I Pool 7% 7/15/2028	4,474	4,535
Ginnie Mae I Pool 7% 7/15/2028	3,848	3,889
Ginnie Mae I Pool 7% 7/15/2028	2,715	2,754
Ginnie Mae I Pool 7% 7/15/2028	2,518	2,533
Ginnie Mae I Pool 7% 7/15/2028	2,173	2,201
Ginnie Mae I Pool 7% 7/15/2028	2,165	2,191
Ginnie Mae I Pool 7% 7/15/2028	2,046	2,052
Ginnie Mae I Pool 7% 7/15/2028	1,673	1,693
Ginnie Mae I Pool 7% 7/15/2028	1,310	1,326
Ginnie Mae I Pool 7% 7/15/2028	1,128	1,144
Ginnie Mae I Pool 7% 7/15/2028	995	1,000
Ginnie Mae I Pool 7% 7/15/2028	905	916
Ginnie Mae I Pool 7% 7/15/2028	890	902
Ginnie Mae I Pool 7% 7/15/2028	505	505
Ginnie Mae I Pool 7% 7/15/2028	459	465
Ginnie Mae I Pool 7% 7/15/2028	451	457
Ginnie Mae I Pool 7% 7/15/2028	407	411
Ginnie Mae I Pool 7% 7/15/2028	173	174
Ginnie Mae I Pool 7% 7/15/2028	91	92
Ginnie Mae I Pool 7% 7/15/2028	39	40
Ginnie Mae I Pool 7% 7/15/2029	4,453	4,536
Ginnie Mae I Pool 7% 7/15/2029	406	413
Ginnie Mae I Pool 7% 7/15/2029	222	226
Ginnie Mae I Pool 7% 7/15/2029	214	217
Ginnie Mae I Pool 7% 7/15/2030	1,273	1,294
Ginnie Mae I Pool 7% 7/15/2031	4,924	5,064
Ginnie Mae I Pool 7% 7/15/2031	1,606	1,651
Ginnie Mae I Pool 7% 7/15/2032	39,025	40,268
Ginnie Mae I Pool 7% 7/15/2032	27,202	27,999
Ginnie Mae I Pool 7% 7/15/2032	7,193	7,415
Ginnie Mae I Pool 7% 7/15/2032	3,087	3,181
Ginnie Mae I Pool 7% 7/15/2032	2,067	2,127
Ginnie Mae I Pool 7% 7/15/2032	303	310
Ginnie Mae I Pool 7% 7/20/2032	131,586	135,953
Ginnie Mae I Pool 7% 8/15/2025	2	2
Ginnie Mae I Pool 7% 8/15/2027	8,323	8,365
Ginnie Mae I Pool 7% 8/15/2027	674	678
Ginnie Mae I Pool 7% 8/15/2027	272	273
Ginnie Mae I Pool 7% 8/15/2028	7,902	8,007
Ginnie Mae I Pool 7% 8/15/2028	5,370	5,429
Ginnie Mae I Pool 7% 8/15/2028	4,573	4,630
Ginnie Mae I Pool 7% 8/15/2028	1,569	1,584
Ginnie Mae I Pool 7% 8/15/2028	1,409	1,426
Ginnie Mae I Pool 7% 8/15/2028	1,294	1,312
Ginnie Mae I Pool 7% 8/15/2028	1,196	1,209
Ginnie Mae I Pool 7% 8/15/2028	1,053	1,067
Ginnie Mae I Pool 7% 8/15/2028	827	838
Ginnie Mae I Pool 7% 8/15/2028	823	834
Ginnie Mae I Pool 7% 8/15/2028	721	728
Ginnie Mae I Pool 7% 8/15/2028	384	388
Ginnie Mae I Pool 7% 8/15/2028	319	322
Ginnie Mae I Pool 7% 8/15/2028	298	301
Ginnie Mae I Pool 7% 8/15/2028	241	242
Ginnie Mae I Pool 7% 8/15/2028	189	191
Ginnie Mae I Pool 7% 8/15/2029	2,279	2,325
Ginnie Mae I Pool 7% 8/15/2029	468	477
Ginnie Mae I Pool 7% 8/15/2031	35,675	36,697
Ginnie Mae I Pool 7% 8/15/2031	12,497	12,843
Ginnie Mae I Pool 7% 8/15/2031	1,536	1,580
Ginnie Mae I Pool 7% 8/15/2031	528	542
Ginnie Mae I Pool 7% 8/15/2032	7,479	7,688
Ginnie Mae I Pool 7% 8/15/2032	4,357	4,488
Ginnie Mae I Pool 7% 8/15/2032	680	686
Ginnie Mae I Pool 7% 9/15/2025	71	71
Ginnie Mae I Pool 7% 9/15/2025	3	3
Ginnie Mae I Pool 7% 9/15/2027	16	16
Ginnie Mae I Pool 7% 9/15/2028	3,144	3,190
Ginnie Mae I Pool 7% 9/15/2028	2,607	2,640
Ginnie Mae I Pool 7% 9/15/2028	1,725	1,746
Ginnie Mae I Pool 7% 9/15/2028	1,371	1,382
Ginnie Mae I Pool 7% 9/15/2028	1,076	1,085
Ginnie Mae I Pool 7% 9/15/2028	820	829
Ginnie Mae I Pool 7% 9/15/2028	558	566
Ginnie Mae I Pool 7% 9/15/2028	414	420
Ginnie Mae I Pool 7% 9/15/2028	295	299
Ginnie Mae I Pool 7% 9/15/2029	289	294
Ginnie Mae I Pool 7% 9/15/2031	2,329	2,381
Ginnie Mae I Pool 7.25% 9/15/2027	6,538	6,575
Ginnie Mae I Pool 7.25% 9/15/2027	2,110	2,129
Ginnie Mae I Pool 7.395% 12/20/2026	11,631	11,703
Ginnie Mae I Pool 7.395% 2/20/2027	4,143	4,172
Ginnie Mae I Pool 7.395% 9/20/2026	5,844	5,872
Ginnie Mae I Pool 7.5% 1/15/2026	3,053	3,055
Ginnie Mae I Pool 7.5% 1/15/2026	241	241
Ginnie Mae I Pool 7.5% 1/15/2026	96	96
Ginnie Mae I Pool 7.5% 1/15/2027	2,959	2,982
Ginnie Mae I Pool 7.5% 1/15/2027	2,310	2,323
Ginnie Mae I Pool 7.5% 1/15/2028	5,343	5,397
Ginnie Mae I Pool 7.5% 1/15/2028	2,373	2,417
Ginnie Mae I Pool 7.5% 1/15/2029	2,987	3,047
Ginnie Mae I Pool 7.5% 1/15/2029	1,022	1,030
Ginnie Mae I Pool 7.5% 1/15/2031	8,788	9,112
Ginnie Mae I Pool 7.5% 1/15/2031	5,470	5,680
Ginnie Mae I Pool 7.5% 10/15/2025	2	2
Ginnie Mae I Pool 7.5% 10/15/2027	1,597	1,621
Ginnie Mae I Pool 7.5% 10/15/2028	12,296	12,594
Ginnie Mae I Pool 7.5% 10/15/2028	6,597	6,699
Ginnie Mae I Pool 7.5% 10/15/2028	216	219
Ginnie Mae I Pool 7.5% 10/15/2028	161	164
Ginnie Mae I Pool 7.5% 10/15/2028	31	31
Ginnie Mae I Pool 7.5% 10/15/2029	1,222	1,261
Ginnie Mae I Pool 7.5% 10/15/2029	629	648
Ginnie Mae I Pool 7.5% 10/15/2029	414	427
Ginnie Mae I Pool 7.5% 10/15/2029	34	35
Ginnie Mae I Pool 7.5% 10/15/2030	8,373	8,620
Ginnie Mae I Pool 7.5% 10/15/2030	5,114	5,274
Ginnie Mae I Pool 7.5% 10/15/2031	40,709	42,378
Ginnie Mae I Pool 7.5% 10/15/2031	2,087	2,174
Ginnie Mae I Pool 7.5% 11/15/2025	384	383
Ginnie Mae I Pool 7.5% 11/15/2025	158	158
Ginnie Mae I Pool 7.5% 11/15/2025	146	146
Ginnie Mae I Pool 7.5% 11/15/2025	54	54
Ginnie Mae I Pool 7.5% 11/15/2025	24	24
Ginnie Mae I Pool 7.5% 11/15/2025	3	3
Ginnie Mae I Pool 7.5% 11/15/2027	1,629	1,644
Ginnie Mae I Pool 7.5% 11/15/2027	481	487
Ginnie Mae I Pool 7.5% 11/15/2027	267	270
Ginnie Mae I Pool 7.5% 11/15/2027	201	205
Ginnie Mae I Pool 7.5% 11/15/2028	1,344	1,353
Ginnie Mae I Pool 7.5% 11/15/2029	31,940	32,900
Ginnie Mae I Pool 7.5% 11/15/2029	14,680	15,140
Ginnie Mae I Pool 7.5% 11/15/2029	10,183	10,509
Ginnie Mae I Pool 7.5% 11/15/2029	3,837	3,940
Ginnie Mae I Pool 7.5% 11/15/2029	739	764
Ginnie Mae I Pool 7.5% 11/15/2029	506	520
Ginnie Mae I Pool 7.5% 11/15/2029	270	278
Ginnie Mae I Pool 7.5% 11/15/2030	16,867	17,498
Ginnie Mae I Pool 7.5% 12/15/2025	86	86
Ginnie Mae I Pool 7.5% 12/15/2025	24	24
Ginnie Mae I Pool 7.5% 12/15/2025	12	12
Ginnie Mae I Pool 7.5% 12/15/2025	7	7
Ginnie Mae I Pool 7.5% 12/15/2026	1,131	1,140
Ginnie Mae I Pool 7.5% 12/15/2027	5,753	5,824
Ginnie Mae I Pool 7.5% 12/15/2027	567	574
Ginnie Mae I Pool 7.5% 12/15/2028	335	339
Ginnie Mae I Pool 7.5% 12/15/2028	296	302
Ginnie Mae I Pool 7.5% 12/15/2029	29,243	30,066
Ginnie Mae I Pool 7.5% 12/15/2029	26,108	26,809
Ginnie Mae I Pool 7.5% 12/15/2029	13,211	13,641
Ginnie Mae I Pool 7.5% 12/15/2029	6,281	6,470
Ginnie Mae I Pool 7.5% 12/15/2029	5,584	5,686
Ginnie Mae I Pool 7.5% 12/15/2029	434	448
Ginnie Mae I Pool 7.5% 12/15/2029	56	58
Ginnie Mae I Pool 7.5% 12/15/2030	56,274	58,141
Ginnie Mae I Pool 7.5% 12/15/2030	9,877	10,252
Ginnie Mae I Pool 7.5% 12/15/2030	5,791	5,943
Ginnie Mae I Pool 7.5% 12/15/2030	769	800
Ginnie Mae I Pool 7.5% 2/15/2028	432	437
Ginnie Mae I Pool 7.5% 2/15/2029	3,904	3,955
Ginnie Mae I Pool 7.5% 2/15/2029	2,414	2,479
Ginnie Mae I Pool 7.5% 2/15/2032	61,403	63,798
Ginnie Mae I Pool 7.5% 2/15/2032	10,704	11,193
Ginnie Mae I Pool 7.5% 2/15/2032	3,954	4,131
Ginnie Mae I Pool 7.5% 3/15/2026	779	780
Ginnie Mae I Pool 7.5% 3/15/2026	542	542
Ginnie Mae I Pool 7.5% 3/15/2028	165	167
Ginnie Mae I Pool 7.5% 3/15/2030	6,933	7,171
Ginnie Mae I Pool 7.5% 3/15/2031	47,116	49,001
Ginnie Mae I Pool 7.5% 3/15/2031	25,785	26,843
Ginnie Mae I Pool 7.5% 3/15/2031	12,183	12,682
Ginnie Mae I Pool 7.5% 3/15/2032	25,580	26,551
Ginnie Mae I Pool 7.5% 3/15/2032	5,026	5,253
Ginnie Mae I Pool 7.5% 3/15/2032	5,030	5,171
Ginnie Mae I Pool 7.5% 3/15/2032	3,337	3,485
Ginnie Mae I Pool 7.5% 4/15/2026	1,098	1,102
Ginnie Mae I Pool 7.5% 4/15/2026	179	179
Ginnie Mae I Pool 7.5% 4/15/2027	2,381	2,405
Ginnie Mae I Pool 7.5% 4/15/2027	1,070	1,084
Ginnie Mae I Pool 7.5% 4/15/2029	1,586	1,616
Ginnie Mae I Pool 7.5% 4/15/2029	1,238	1,271
Ginnie Mae I Pool 7.5% 4/15/2029	539	545
Ginnie Mae I Pool 7.5% 5/15/2026	504	505
Ginnie Mae I Pool 7.5% 5/15/2027	2,901	2,911
Ginnie Mae I Pool 7.5% 5/15/2027	821	831
Ginnie Mae I Pool 7.5% 5/15/2029	57	58
Ginnie Mae I Pool 7.5% 5/15/2031	55,359	57,396
Ginnie Mae I Pool 7.5% 5/15/2032	41,827	43,662
Ginnie Mae I Pool 7.5% 5/15/2032	30,816	32,125
Ginnie Mae I Pool 7.5% 5/15/2032	22,556	23,346
Ginnie Mae I Pool 7.5% 5/15/2032	10,518	10,917
Ginnie Mae I Pool 7.5% 5/15/2032	1,347	1,402
Ginnie Mae I Pool 7.5% 5/15/2032	1,138	1,161
Ginnie Mae I Pool 7.5% 6/15/2026	1,617	1,623
Ginnie Mae I Pool 7.5% 6/15/2027	2,476	2,508
Ginnie Mae I Pool 7.5% 6/15/2027	1,913	1,936
Ginnie Mae I Pool 7.5% 6/15/2027	1,389	1,404
Ginnie Mae I Pool 7.5% 6/15/2027	124	123
Ginnie Mae I Pool 7.5% 6/15/2028	95	97
Ginnie Mae I Pool 7.5% 6/15/2029	833	850
Ginnie Mae I Pool 7.5% 6/15/2029	221	224
Ginnie Mae I Pool 7.5% 6/15/2029	35	35
Ginnie Mae I Pool 7.5% 6/15/2031	32,707	33,999
Ginnie Mae I Pool 7.5% 7/15/2026	478	480
Ginnie Mae I Pool 7.5% 7/15/2026	466	468
Ginnie Mae I Pool 7.5% 7/15/2027	4,524	4,584
Ginnie Mae I Pool 7.5% 7/15/2027	197	198
Ginnie Mae I Pool 7.5% 7/15/2028	538	538
Ginnie Mae I Pool 7.5% 7/15/2029	15,851	16,327
Ginnie Mae I Pool 7.5% 7/15/2029	10,125	10,417
Ginnie Mae I Pool 7.5% 7/15/2029	6,293	6,474
Ginnie Mae I Pool 7.5% 7/15/2029	5,187	5,343
Ginnie Mae I Pool 7.5% 7/15/2029	2,582	2,659
Ginnie Mae I Pool 7.5% 7/15/2029	1,350	1,376
Ginnie Mae I Pool 7.5% 7/15/2029	681	701
Ginnie Mae I Pool 7.5% 7/15/2029	405	418
Ginnie Mae I Pool 7.5% 7/15/2029	152	156
Ginnie Mae I Pool 7.5% 7/15/2029	147	151
Ginnie Mae I Pool 7.5% 7/15/2030	8,796	9,087
Ginnie Mae I Pool 7.5% 7/15/2030	3,939	4,084
Ginnie Mae I Pool 7.5% 8/15/2025	165	165
Ginnie Mae I Pool 7.5% 8/15/2027	5,670	5,749
Ginnie Mae I Pool 7.5% 8/15/2027	3,378	3,414
Ginnie Mae I Pool 7.5% 8/15/2027	220	224
Ginnie Mae I Pool 7.5% 8/15/2028	1,346	1,377
Ginnie Mae I Pool 7.5% 8/15/2028	247	252
Ginnie Mae I Pool 7.5% 8/15/2029	20,398	20,999
Ginnie Mae I Pool 7.5% 8/15/2029	5,911	6,059
Ginnie Mae I Pool 7.5% 8/15/2029	3,389	3,489
Ginnie Mae I Pool 7.5% 8/15/2029	2,801	2,884
Ginnie Mae I Pool 7.5% 8/15/2029	2,740	2,813
Ginnie Mae I Pool 7.5% 8/15/2029	1,884	1,939
Ginnie Mae I Pool 7.5% 8/15/2029	1,644	1,691
Ginnie Mae I Pool 7.5% 8/15/2029	898	918
Ginnie Mae I Pool 7.5% 8/15/2029	869	894
Ginnie Mae I Pool 7.5% 8/15/2029	759	780
Ginnie Mae I Pool 7.5% 8/15/2029	590	608
Ginnie Mae I Pool 7.5% 8/15/2029	497	512
Ginnie Mae I Pool 7.5% 8/15/2029	263	272
Ginnie Mae I Pool 7.5% 8/15/2029	264	271
Ginnie Mae I Pool 7.5% 8/15/2029	234	238
Ginnie Mae I Pool 7.5% 8/15/2029	217	223
Ginnie Mae I Pool 7.5% 8/15/2029	208	214
Ginnie Mae I Pool 7.5% 9/15/2025	379	378
Ginnie Mae I Pool 7.5% 9/15/2027	3,231	3,283
Ginnie Mae I Pool 7.5% 9/15/2027	3,051	3,089
Ginnie Mae I Pool 7.5% 9/15/2027	8	8
Ginnie Mae I Pool 7.5% 9/15/2028	5,318	5,436
Ginnie Mae I Pool 7.5% 9/15/2028	4,817	4,928
Ginnie Mae I Pool 7.5% 9/15/2028	937	958
Ginnie Mae I Pool 7.5% 9/15/2028	373	377
Ginnie Mae I Pool 7.5% 9/15/2029	14,134	14,576
Ginnie Mae I Pool 7.5% 9/15/2029	9,026	9,303
Ginnie Mae I Pool 7.5% 9/15/2029	3,828	3,941
Ginnie Mae I Pool 7.5% 9/15/2029	3,861	3,906
Ginnie Mae I Pool 7.5% 9/15/2029	2,376	2,434
Ginnie Mae I Pool 7.5% 9/15/2029	2,321	2,371
Ginnie Mae I Pool 7.5% 9/15/2029	801	826
Ginnie Mae I Pool 7.5% 9/15/2029	707	711
Ginnie Mae I Pool 7.5% 9/15/2029	161	164
Ginnie Mae I Pool 7.5% 9/15/2029	157	162
Ginnie Mae I Pool 7.5% 9/15/2029	105	106
Ginnie Mae I Pool 7.5% 9/15/2029	65	66
Ginnie Mae I Pool 7.5% 9/15/2029	38	39
Ginnie Mae I Pool 7.5% 9/15/2030	14,509	15,045
Ginnie Mae I Pool 8% 1/15/2026	20	20
Ginnie Mae I Pool 8% 1/15/2028	2,178	2,206
Ginnie Mae I Pool 8% 1/15/2028	1,566	1,587
Ginnie Mae I Pool 8% 1/15/2030	3,027	3,101
Ginnie Mae I Pool 8% 1/15/2030	55	56
Ginnie Mae I Pool 8% 10/15/2025	34	34
Ginnie Mae I Pool 8% 10/15/2025	8	8
Ginnie Mae I Pool 8% 10/15/2026	1,271	1,272
Ginnie Mae I Pool 8% 10/15/2026	932	938
Ginnie Mae I Pool 8% 10/15/2026	239	240
Ginnie Mae I Pool 8% 10/15/2026	125	126
Ginnie Mae I Pool 8% 10/15/2026	60	61
Ginnie Mae I Pool 8% 10/15/2026	35	35
Ginnie Mae I Pool 8% 10/15/2027	2,250	2,280
Ginnie Mae I Pool 8% 10/15/2027	77	77
Ginnie Mae I Pool 8% 10/15/2029	4,950	5,072
Ginnie Mae I Pool 8% 10/15/2029	2,811	2,879
Ginnie Mae I Pool 8% 10/15/2029	1,949	1,996
Ginnie Mae I Pool 8% 10/15/2029	112	115
Ginnie Mae I Pool 8% 11/15/2025	20	20
Ginnie Mae I Pool 8% 11/15/2025	5	5
Ginnie Mae I Pool 8% 11/15/2026	282	284
Ginnie Mae I Pool 8% 11/15/2026	127	127
Ginnie Mae I Pool 8% 11/15/2026	119	120
Ginnie Mae I Pool 8% 11/15/2026	109	110
Ginnie Mae I Pool 8% 11/15/2027	8,970	9,077
Ginnie Mae I Pool 8% 11/15/2027	8,948	9,075
Ginnie Mae I Pool 8% 11/15/2027	8,395	8,505
Ginnie Mae I Pool 8% 11/15/2027	4,858	4,922
Ginnie Mae I Pool 8% 11/15/2027	1,649	1,671
Ginnie Mae I Pool 8% 11/15/2027	218	221
Ginnie Mae I Pool 8% 11/15/2028	3,627	3,670
Ginnie Mae I Pool 8% 11/15/2028	2,388	2,427
Ginnie Mae I Pool 8% 11/15/2029	2,123	2,169
Ginnie Mae I Pool 8% 12/15/2025	468	468
Ginnie Mae I Pool 8% 12/15/2026	253	253
Ginnie Mae I Pool 8% 12/15/2027	2,894	2,925
Ginnie Mae I Pool 8% 12/15/2027	756	763
Ginnie Mae I Pool 8% 12/15/2027	384	388
Ginnie Mae I Pool 8% 12/15/2029	4,195	4,300
Ginnie Mae I Pool 8% 12/15/2029	281	283
Ginnie Mae I Pool 8% 2/15/2026	18	18
Ginnie Mae I Pool 8% 2/15/2030	3,068	3,145
Ginnie Mae I Pool 8% 2/15/2030	1,539	1,578
Ginnie Mae I Pool 8% 2/15/2031	22,188	22,813
Ginnie Mae I Pool 8% 3/15/2026	63	63
Ginnie Mae I Pool 8% 3/15/2030	1,855	1,899
Ginnie Mae I Pool 8% 3/15/2030	755	774
Ginnie Mae I Pool 8% 4/15/2026	25	25
Ginnie Mae I Pool 8% 4/15/2030	1,164	1,195
Ginnie Mae I Pool 8% 5/15/2030	5,952	6,079
Ginnie Mae I Pool 8% 5/15/2030	1,242	1,275
Ginnie Mae I Pool 8% 6/15/2026	702	703
Ginnie Mae I Pool 8% 6/15/2026	301	302
Ginnie Mae I Pool 8% 6/15/2026	41	41
Ginnie Mae I Pool 8% 6/15/2026	30	30
Ginnie Mae I Pool 8% 6/15/2026	7	7
Ginnie Mae I Pool 8% 6/15/2027	1,153	1,166
Ginnie Mae I Pool 8% 6/15/2028	678	689
Ginnie Mae I Pool 8% 6/15/2030	4,180	4,267
Ginnie Mae I Pool 8% 7/15/2026	187	188
Ginnie Mae I Pool 8% 7/15/2026	5	5
Ginnie Mae I Pool 8% 7/15/2027	3,496	3,534
Ginnie Mae I Pool 8% 7/15/2027	3,135	3,154
Ginnie Mae I Pool 8% 7/15/2027	1,192	1,202
Ginnie Mae I Pool 8% 7/15/2027	1,056	1,067
Ginnie Mae I Pool 8% 7/15/2027	193	195
Ginnie Mae I Pool 8% 7/15/2028	344	350
Ginnie Mae I Pool 8% 7/15/2030	183	188
Ginnie Mae I Pool 8% 7/15/2030	107	109
Ginnie Mae I Pool 8% 8/15/2025	148	148
Ginnie Mae I Pool 8% 8/15/2026	573	576
Ginnie Mae I Pool 8% 8/15/2026	357	358
Ginnie Mae I Pool 8% 8/15/2026	198	198
Ginnie Mae I Pool 8% 8/15/2026	165	166
Ginnie Mae I Pool 8% 8/15/2026	144	144
Ginnie Mae I Pool 8% 8/15/2026	116	117
Ginnie Mae I Pool 8% 8/15/2026	56	56
Ginnie Mae I Pool 8% 8/15/2026	12	13
Ginnie Mae I Pool 8% 8/15/2027	3,494	3,526
Ginnie Mae I Pool 8% 8/15/2027	3,110	3,143
Ginnie Mae I Pool 8% 8/15/2027	1,277	1,288
Ginnie Mae I Pool 8% 8/15/2030	3,174	3,261
Ginnie Mae I Pool 8% 8/15/2030	1,131	1,162
Ginnie Mae I Pool 8% 9/15/2025	1	1
Ginnie Mae I Pool 8% 9/15/2026	3,035	3,050
Ginnie Mae I Pool 8% 9/15/2026	577	580
Ginnie Mae I Pool 8% 9/15/2026	299	300
Ginnie Mae I Pool 8% 9/15/2026	141	141
Ginnie Mae I Pool 8% 9/15/2026	101	101
Ginnie Mae I Pool 8% 9/15/2026	23	23
Ginnie Mae I Pool 8% 9/15/2027	1,735	1,751
Ginnie Mae I Pool 8% 9/15/2027	1,480	1,498
Ginnie Mae I Pool 8% 9/15/2028	13,917	14,177
Ginnie Mae I Pool 8% 9/15/2029	9,941	10,166
Ginnie Mae I Pool 8% 9/15/2029	2,755	2,802
Ginnie Mae I Pool 8% 9/15/2029	1,745	1,780
Ginnie Mae I Pool 8% 9/15/2030	2,483	2,547
Ginnie Mae I Pool 8.5% 1/15/2031	30,401	31,530
Ginnie Mae I Pool 8.5% 2/15/2031	24,545	25,408
Ginnie Mae I Pool 8.5% 9/15/2030	23,426	24,117
Ginnie Mae II Pool 2% 1/20/2051	173,182,079	139,957,357
Ginnie Mae II Pool 2% 10/20/2050	44,303,590	35,804,012
Ginnie Mae II Pool 2% 11/20/2050	23,314,742	18,856,415
Ginnie Mae II Pool 2% 12/20/2050	14,737,209	11,902,991
Ginnie Mae II Pool 2% 2/20/2051	69,156,890	55,889,244
Ginnie Mae II Pool 2% 4/20/2051	13,159,999	10,635,273
Ginnie Mae II Pool 2% 9/20/2050	59,899,857	48,445,596
Ginnie Mae II Pool 2.5% 1/20/2043	3,669,167	3,235,918
Ginnie Mae II Pool 2.5% 10/20/2042	1,075,485	949,591
Ginnie Mae II Pool 2.5% 11/20/2042	1,726,382	1,524,691
Ginnie Mae II Pool 2.5% 11/20/2051	94,868,230	79,766,669
Ginnie Mae II Pool 2.5% 12/20/2042	424,158	374,650
Ginnie Mae II Pool 2.5% 12/20/2051	2,595,769	2,182,562
Ginnie Mae II Pool 2.5% 2/20/2041	311,044	277,296
Ginnie Mae II Pool 2.5% 2/20/2043	349,423	308,004
Ginnie Mae II Pool 2.5% 3/20/2043	533,408	470,152
Ginnie Mae II Pool 2.5% 3/20/2047	6,324,626	5,448,117
Ginnie Mae II Pool 2.5% 3/20/2050	17,749,409	14,968,350
Ginnie Mae II Pool 2.5% 4/20/2050	84,261,742	71,059,224
Ginnie Mae II Pool 2.5% 4/20/2052	8,025,620	6,748,553
Ginnie Mae II Pool 2.5% 6/20/2051	8,189,269	6,888,222
Ginnie Mae II Pool 2.5% 7/20/2051	47,695,529	40,118,040
Ginnie Mae II Pool 2.5% 9/20/2042	414,266	364,872
Ginnie Mae II Pool 2.5% 9/20/2051	16,409,411	13,797,285
Ginnie Mae II Pool 3% 1/20/2032	1,775,654	1,719,450
Ginnie Mae II Pool 3% 1/20/2043	7,296,238	6,608,166
Ginnie Mae II Pool 3% 10/20/2031	587,867	569,601
Ginnie Mae II Pool 3% 10/20/2042	587,615	532,695
Ginnie Mae II Pool 3% 10/20/2043	8,941,344	8,075,750
Ginnie Mae II Pool 3% 11/20/2031	620,869	601,394
Ginnie Mae II Pool 3% 11/20/2042	29,506	26,750
Ginnie Mae II Pool 3% 12/20/2031	947,443	917,729
Ginnie Mae II Pool 3% 12/20/2042	5,362,998	4,858,848
Ginnie Mae II Pool 3% 12/20/2046	949,649	841,843
Ginnie Mae II Pool 3% 12/20/2050	474,105	415,395
Ginnie Mae II Pool 3% 2/20/2031	75,967	73,818
Ginnie Mae II Pool 3% 2/20/2043	9,204,064	8,336,167
Ginnie Mae II Pool 3% 3/20/2031	154,637	150,213
Ginnie Mae II Pool 3% 3/20/2042	7,048	6,405
Ginnie Mae II Pool 3% 3/20/2050	3,693,405	3,238,341
Ginnie Mae II Pool 3% 4/20/2031	573,465	556,874
Ginnie Mae II Pool 3% 4/20/2043	288,792	261,258
Ginnie Mae II Pool 3% 4/20/2052	25,533,139	22,325,362
Ginnie Mae II Pool 3% 5/20/2031	1,221,261	1,185,541
Ginnie Mae II Pool 3% 5/20/2042	80,465	73,105
Ginnie Mae II Pool 3% 5/20/2052	37,022,113	32,370,955
Ginnie Mae II Pool 3% 6/20/2042	86,392	78,342
Ginnie Mae II Pool 3% 6/20/2043	737,325	666,573
Ginnie Mae II Pool 3% 7/20/2031	16,096	15,610
Ginnie Mae II Pool 3% 7/20/2043	666,571	602,164
Ginnie Mae II Pool 3% 7/20/2046	6,926,284	6,139,995
Ginnie Mae II Pool 3% 8/1/2055 (g)	11,000,000	9,611,272
Ginnie Mae II Pool 3% 8/20/2031	186,650	181,018
Ginnie Mae II Pool 3% 8/20/2042	10,976	9,956
Ginnie Mae II Pool 3% 8/20/2043	679,280	613,627
Ginnie Mae II Pool 3% 8/20/2046	11,422,809	10,126,063
Ginnie Mae II Pool 3% 9/20/2031	75,325	73,030
Ginnie Mae II Pool 3% 9/20/2042	965,215	875,314
Ginnie Mae II Pool 3% 9/20/2043	1,869,452	1,687,931
Ginnie Mae II Pool 3.5% 1/20/2041	2,512	2,339
Ginnie Mae II Pool 3.5% 1/20/2044	134,622	123,873
Ginnie Mae II Pool 3.5% 10/20/2041	21,402	19,856
Ginnie Mae II Pool 3.5% 10/20/2043	9,164	8,449
Ginnie Mae II Pool 3.5% 11/20/2041	164,792	152,915
Ginnie Mae II Pool 3.5% 11/20/2043	19,226	17,704
Ginnie Mae II Pool 3.5% 12/20/2040	4,715	4,389
Ginnie Mae II Pool 3.5% 12/20/2041	1,815,276	1,684,468
Ginnie Mae II Pool 3.5% 2/20/2027	4,739	4,696
Ginnie Mae II Pool 3.5% 2/20/2043	376,945	348,384
Ginnie Mae II Pool 3.5% 2/20/2044	4,205	3,868
Ginnie Mae II Pool 3.5% 3/20/2043	865,890	800,072
Ginnie Mae II Pool 3.5% 3/20/2044	4,197	3,859
Ginnie Mae II Pool 3.5% 4/20/2043	5,464,013	5,047,349
Ginnie Mae II Pool 3.5% 4/20/2044	10,035	9,223
Ginnie Mae II Pool 3.5% 4/20/2046	1,958,276	1,783,710
Ginnie Mae II Pool 3.5% 5/20/2027	236,506	234,122
Ginnie Mae II Pool 3.5% 5/20/2043	3,539,134	3,254,526
Ginnie Mae II Pool 3.5% 6/20/2044	8,039,842	7,383,622
Ginnie Mae II Pool 3.5% 7/20/2043	11,703	10,807
Ginnie Mae II Pool 3.5% 8/20/2043	354,545	327,126
Ginnie Mae II Pool 3.5% 9/20/2040	23,117	21,498
Ginnie Mae II Pool 3.5% 9/20/2043	304,314	280,599
Ginnie Mae II Pool 3.75% 4/20/2046	481,373	444,086
Ginnie Mae II Pool 4% 1/20/2040	83,990	80,605
Ginnie Mae II Pool 4% 1/20/2041	4,154,358	3,982,773
Ginnie Mae II Pool 4% 1/20/2042	8,799,171	8,417,459
Ginnie Mae II Pool 4% 10/20/2039	20,444	19,645
Ginnie Mae II Pool 4% 10/20/2040	1,372,277	1,315,928
Ginnie Mae II Pool 4% 10/20/2041	3,445,156	3,297,430
Ginnie Mae II Pool 4% 11/20/2033	40,438	39,338
Ginnie Mae II Pool 4% 11/20/2039	170,185	163,420
Ginnie Mae II Pool 4% 11/20/2045	1,419,835	1,324,667
Ginnie Mae II Pool 4% 11/20/2045	153,891	143,576
Ginnie Mae II Pool 4% 12/20/2039	214,047	205,620
Ginnie Mae II Pool 4% 2/20/2033	468	457
Ginnie Mae II Pool 4% 2/20/2040	509,499	489,213
Ginnie Mae II Pool 4% 2/20/2041	394,527	372,498
Ginnie Mae II Pool 4% 2/20/2042	75,663	72,367
Ginnie Mae II Pool 4% 3/20/2039	50,092	48,208
Ginnie Mae II Pool 4% 3/20/2040	400,801	384,634
Ginnie Mae II Pool 4% 3/20/2042	274,512	262,453
Ginnie Mae II Pool 4% 3/20/2047	2,281,522	2,144,996
Ginnie Mae II Pool 4% 4/20/2039	2,780	2,674
Ginnie Mae II Pool 4% 4/20/2040	23,696	22,756
Ginnie Mae II Pool 4% 4/20/2040	15,724	14,865
Ginnie Mae II Pool 4% 4/20/2042	981,432	938,313
Ginnie Mae II Pool 4% 5/20/2039	1,041	1,001
Ginnie Mae II Pool 4% 5/20/2040	237,469	228,043
Ginnie Mae II Pool 4% 5/20/2046	3,739,293	3,520,208
Ginnie Mae II Pool 4% 6/20/2039	164,586	158,269
Ginnie Mae II Pool 4% 6/20/2040	186,322	178,803
Ginnie Mae II Pool 4% 6/20/2041	207,290	198,525
Ginnie Mae II Pool 4% 6/20/2042	32,667	31,221
Ginnie Mae II Pool 4% 7/20/2040	970,536	930,766
Ginnie Mae II Pool 4% 8/20/2039	59,254	56,961
Ginnie Mae II Pool 4% 8/20/2041	2,520	2,412
Ginnie Mae II Pool 4% 9/20/2039	25,548	24,542
Ginnie Mae II Pool 4% 9/20/2040	3,302,882	3,167,105
Ginnie Mae II Pool 4.5% 10/20/2041	87,465	85,965
Ginnie Mae II Pool 4.5% 11/20/2040	1,435,842	1,412,015
Ginnie Mae II Pool 4.5% 11/20/2054	33,514,673	31,821,823
Ginnie Mae II Pool 4.5% 4/20/2055	15,527,868	14,733,840
Ginnie Mae II Pool 4.5% 6/20/2040	70,566	68,521
Ginnie Mae II Pool 4.5% 7/20/2041	53,654	52,034
Ginnie Mae II Pool 4.5% 8/20/2040	12,115	11,752
Ginnie Mae II Pool 4.5% 8/20/2041	102,428	100,678
Ginnie Mae II Pool 4.5% 9/20/2041	19,232	18,904
Ginnie Mae II Pool 5% 1/20/2032	239	240
Ginnie Mae II Pool 5% 1/20/2033	7,654	7,685
Ginnie Mae II Pool 5% 1/20/2034	13,223	13,286
Ginnie Mae II Pool 5% 1/20/2035	1,098,307	1,104,470
Ginnie Mae II Pool 5% 1/20/2037	338	341
Ginnie Mae II Pool 5% 1/20/2055	92,407,288	90,213,668
Ginnie Mae II Pool 5% 10/20/2032	94,392	94,768
Ginnie Mae II Pool 5% 10/20/2033	23,927	24,040
Ginnie Mae II Pool 5% 10/20/2034	2,733	2,749
Ginnie Mae II Pool 5% 11/20/2032	30,650	30,772
Ginnie Mae II Pool 5% 11/20/2033	11,271	11,325
Ginnie Mae II Pool 5% 11/20/2035	38,619	38,845
Ginnie Mae II Pool 5% 12/20/2032	9,649	9,692
Ginnie Mae II Pool 5% 12/20/2034	63,026	63,382
Ginnie Mae II Pool 5% 12/20/2035	591,272	594,753
Ginnie Mae II Pool 5% 12/20/2036	73,313	73,767
Ginnie Mae II Pool 5% 12/20/2054	8,022,776	7,841,102
Ginnie Mae II Pool 5% 12/20/2054	7,502,883	7,324,775
Ginnie Mae II Pool 5% 2/20/2032	1,670	1,666
Ginnie Mae II Pool 5% 2/20/2032	668	669
Ginnie Mae II Pool 5% 2/20/2033	30,602	30,718
Ginnie Mae II Pool 5% 2/20/2034	1,136	1,142
Ginnie Mae II Pool 5% 2/20/2035	674	678
Ginnie Mae II Pool 5% 2/20/2036	47,387	47,670
Ginnie Mae II Pool 5% 2/20/2039	16,262	16,367
Ginnie Mae II Pool 5% 3/20/2033	248,086	249,169
Ginnie Mae II Pool 5% 3/20/2034	2,077	2,087
Ginnie Mae II Pool 5% 3/20/2035	85,437	85,921
Ginnie Mae II Pool 5% 3/20/2036	31,984	32,174
Ginnie Mae II Pool 5% 4/20/2033	14,454	14,517
Ginnie Mae II Pool 5% 4/20/2034	11,568	11,629
Ginnie Mae II Pool 5% 4/20/2035	822	827
Ginnie Mae II Pool 5% 4/20/2036	9,270	9,326
Ginnie Mae II Pool 5% 4/20/2037	1,400	1,409
Ginnie Mae II Pool 5% 5/20/2033	28,277	28,398
Ginnie Mae II Pool 5% 5/20/2034	33,295	33,474
Ginnie Mae II Pool 5% 5/20/2035	83,165	83,640
Ginnie Mae II Pool 5% 6/20/2032	173,815	174,391
Ginnie Mae II Pool 5% 6/20/2033	290,338	291,604
Ginnie Mae II Pool 5% 6/20/2034	36,648	36,847
Ginnie Mae II Pool 5% 6/20/2035	11,878	11,947
Ginnie Mae II Pool 5% 6/20/2036	12,453	12,527
Ginnie Mae II Pool 5% 6/20/2038	115,759	116,495
Ginnie Mae II Pool 5% 6/20/2039	299,054	300,990
Ginnie Mae II Pool 5% 7/20/2033	54,818	55,072
Ginnie Mae II Pool 5% 7/20/2034	67,558	67,924
Ginnie Mae II Pool 5% 7/20/2035	9,362	9,417
Ginnie Mae II Pool 5% 7/20/2037	3,811	3,835
Ginnie Mae II Pool 5% 7/20/2048	1,637,615	1,627,143
Ginnie Mae II Pool 5% 8/1/2055 (g)	6,000,000	5,855,944
Ginnie Mae II Pool 5% 8/20/2033	1,112,324	1,117,342
Ginnie Mae II Pool 5% 8/20/2034	569	573
Ginnie Mae II Pool 5% 8/20/2035	122,044	122,757
Ginnie Mae II Pool 5% 9/20/2033	2,844,458	2,857,824
Ginnie Mae II Pool 5% 9/20/2034	1,374	1,381
Ginnie Mae II Pool 5% 9/20/2035	120,925	121,631
Ginnie Mae II Pool 5% 9/20/2036	5,168	5,200
Ginnie Mae II Pool 5% 9/20/2037	3,557	3,579
Ginnie Mae II Pool 5.5% 1/20/2055	6,090,790	6,115,524
Ginnie Mae II Pool 5.5% 10/20/2039	90,786	93,160
Ginnie Mae II Pool 5.5% 11/20/2039	58,296	59,821
Ginnie Mae II Pool 5.5% 12/20/2039	40,387	41,447
Ginnie Mae II Pool 5.5% 12/20/2041	43,312	44,406
Ginnie Mae II Pool 5.5% 12/20/2054	7,447,211	7,500,726
Ginnie Mae II Pool 5.5% 12/20/2054	5,216,865	5,205,444
Ginnie Mae II Pool 5.5% 2/20/2042	62,569	64,185
Ginnie Mae II Pool 5.5% 3/20/2040	399,813	410,354
Ginnie Mae II Pool 5.5% 8/1/2055 (g)	110,200,000	109,909,788
Ginnie Mae II Pool 5.5% 8/20/2039	8,003	8,213
Ginnie Mae II Pool 5.5% 9/1/2055 (g)	72,225,000	71,961,444
Ginnie Mae II Pool 5.5% 9/20/2039	45,699	46,901
Ginnie Mae II Pool 5.5% 9/20/2041	9,929	10,181
Ginnie Mae II Pool 6% 1/20/2032	3,610	3,695
Ginnie Mae II Pool 6% 10/20/2028	141	143
Ginnie Mae II Pool 6% 11/20/2028	903	916
Ginnie Mae II Pool 6% 11/20/2031	37,085	37,941
Ginnie Mae II Pool 6% 12/20/2027	711	721
Ginnie Mae II Pool 6% 12/20/2029	14,640	14,881
Ginnie Mae II Pool 6% 12/20/2054	11,505,964	11,667,063
Ginnie Mae II Pool 6% 2/20/2028	105	107
Ginnie Mae II Pool 6% 2/20/2032	1,564	1,601
Ginnie Mae II Pool 6% 3/20/2028	578	586
Ginnie Mae II Pool 6% 3/20/2029	379	384
Ginnie Mae II Pool 6% 4/20/2028	1,906	1,933
Ginnie Mae II Pool 6% 4/20/2029	2,471	2,506
Ginnie Mae II Pool 6% 4/20/2031	289,353	295,335
Ginnie Mae II Pool 6% 5/20/2028	1,922	1,949
Ginnie Mae II Pool 6% 5/20/2029	55,722	56,507
Ginnie Mae II Pool 6% 5/20/2032	105,676	108,323
Ginnie Mae II Pool 6% 6/20/2028	128	129
Ginnie Mae II Pool 6% 6/20/2029	1,213	1,230
Ginnie Mae II Pool 6% 6/20/2032	160	164
Ginnie Mae II Pool 6% 7/20/2029	4,205	4,264
Ginnie Mae II Pool 6% 8/1/2055 (g)	191,825,000	194,446,864
Ginnie Mae II Pool 6% 8/20/2028	36	36
Ginnie Mae II Pool 6% 8/20/2029	412	418
Ginnie Mae II Pool 6% 9/1/2055 (g)	172,700,000	174,817,613
Ginnie Mae II Pool 6% 9/20/2028	3,416	3,464
Ginnie Mae II Pool 6% 9/20/2032	1,154,413	1,184,451
Ginnie Mae II Pool 6.5% 1/20/2029	214	220
Ginnie Mae II Pool 6.5% 1/20/2031	2,476	2,541
Ginnie Mae II Pool 6.5% 1/20/2032	25,089	25,786
Ginnie Mae II Pool 6.5% 1/20/2034	644	667
Ginnie Mae II Pool 6.5% 10/20/2028	1,349	1,384
Ginnie Mae II Pool 6.5% 10/20/2029	273	280
Ginnie Mae II Pool 6.5% 11/20/2028	33,551	34,438
Ginnie Mae II Pool 6.5% 11/20/2029	1,932	1,984
Ginnie Mae II Pool 6.5% 11/20/2031	68,008	69,922
Ginnie Mae II Pool 6.5% 2/20/2029	1,327	1,362
Ginnie Mae II Pool 6.5% 2/20/2031	6,798	6,977
Ginnie Mae II Pool 6.5% 3/20/2031	31,220	32,045
Ginnie Mae II Pool 6.5% 4/20/2032	2,109	2,174
Ginnie Mae II Pool 6.5% 5/20/2028	17	18
Ginnie Mae II Pool 6.5% 5/20/2031	2,682	2,753
Ginnie Mae II Pool 6.5% 5/20/2055	3,089,133	3,173,425
Ginnie Mae II Pool 6.5% 6/20/2034	2,355	2,441
Ginnie Mae II Pool 6.5% 8/1/2055 (g)	58,200,000	59,733,832
Ginnie Mae II Pool 6.5% 8/20/2028	39,145	40,179
Ginnie Mae II Pool 6.5% 8/20/2034	2,985	3,101
Ginnie Mae II Pool 6.5% 9/20/2031	4,648	4,777
Ginnie Mae II Pool 7% 1/20/2027	105	109
Ginnie Mae II Pool 7% 1/20/2028	34	35
Ginnie Mae II Pool 7% 1/20/2030	14,807	15,296
Ginnie Mae II Pool 7% 1/20/2031	8,624	8,908
Ginnie Mae II Pool 7% 10/20/2028	8,319	8,593
Ginnie Mae II Pool 7% 10/20/2031	21,600	22,346
Ginnie Mae II Pool 7% 10/20/2032	3,576	3,717
Ginnie Mae II Pool 7% 11/20/2025	8	7
Ginnie Mae II Pool 7% 11/20/2028	13,274	13,712
Ginnie Mae II Pool 7% 11/20/2030	59,821	61,794
Ginnie Mae II Pool 7% 11/20/2031	27,136	28,073
Ginnie Mae II Pool 7% 12/20/2027	1,188	1,227
Ginnie Mae II Pool 7% 12/20/2028	5,319	5,494
Ginnie Mae II Pool 7% 12/20/2029	2,978	3,076
Ginnie Mae II Pool 7% 12/20/2030	137,775	142,318
Ginnie Mae II Pool 7% 12/20/2032	40,574	42,101
Ginnie Mae II Pool 7% 2/20/2028	30,674	31,685
Ginnie Mae II Pool 7% 2/20/2029	3,232	3,338
Ginnie Mae II Pool 7% 2/20/2030	28,059	28,984
Ginnie Mae II Pool 7% 2/20/2031	5,356	5,532
Ginnie Mae II Pool 7% 2/20/2032	75,660	78,376
Ginnie Mae II Pool 7% 3/20/2026	132	132
Ginnie Mae II Pool 7% 3/20/2027	1,347	1,392
Ginnie Mae II Pool 7% 3/20/2028	551	569
Ginnie Mae II Pool 7% 3/20/2029	439	454
Ginnie Mae II Pool 7% 3/20/2030	39,154	40,446
Ginnie Mae II Pool 7% 3/20/2031	15,862	16,385
Ginnie Mae II Pool 7% 3/20/2032	15,354	15,911
Ginnie Mae II Pool 7% 4/20/2026	31	31
Ginnie Mae II Pool 7% 4/20/2028	8,123	8,390
Ginnie Mae II Pool 7% 4/20/2031	5,177	5,351
Ginnie Mae II Pool 7% 5/20/2027	3,477	3,591
Ginnie Mae II Pool 7% 5/20/2028	19,799	20,451
Ginnie Mae II Pool 7% 5/20/2029	4,873	5,033
Ginnie Mae II Pool 7% 5/20/2031	127,783	131,997
Ginnie Mae II Pool 7% 6/20/2026	140	140
Ginnie Mae II Pool 7% 6/20/2028	638	659
Ginnie Mae II Pool 7% 6/20/2031	102,435	105,833
Ginnie Mae II Pool 7% 6/20/2032	246,629	256,018
Ginnie Mae II Pool 7% 7/20/2028	1,058	1,093
Ginnie Mae II Pool 7% 7/20/2029	18	18
Ginnie Mae II Pool 7% 7/20/2031	453,003	468,450
Ginnie Mae II Pool 7% 7/20/2032	142,262	147,676
Ginnie Mae II Pool 7% 7/20/2034	198,133	206,906
Ginnie Mae II Pool 7% 8/20/2028	8,595	8,879
Ginnie Mae II Pool 7% 8/20/2029	24,283	25,083
Ginnie Mae II Pool 7% 8/20/2031	160,470	165,942
Ginnie Mae II Pool 7% 8/20/2032	101,136	104,940
Ginnie Mae II Pool 7% 8/20/2034	24,682	25,812
Ginnie Mae II Pool 7% 9/20/2027	2,810	2,902
Ginnie Mae II Pool 7% 9/20/2028	13,416	13,858
Ginnie Mae II Pool 7% 9/20/2031	12,951	13,410
Ginnie Mae II Pool 7% 9/20/2034	26,208	27,479
Ginnie Mae II Pool 7.5% 1/20/2028	15,122	15,344
Ginnie Mae II Pool 7.5% 6/20/2031	14,352	14,921
Ginnie Mae II Pool 7.5% 7/20/2031	2,146	2,226
Ginnie Mae II Pool 7.5% 7/20/2032	16,998	17,745
Ginnie Mae II Pool 7.5% 8/20/2031	58,947	61,319
Uniform Mortgage Backed Securities 2% 8/1/2055 (g)	1,700,000	1,328,922
Uniform Mortgage Backed Securities 3.5% 8/1/2055 (g)	3,700,000	3,305,285
TOTAL UNITED STATES		2,128,321,057
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,232,723,405)		2,128,321,057

U.S. Treasury Obligations - 2.4%
	Yield (%) (i)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.625% 11/15/2044	4.74 to 5.12	16,070,000	15,545,214
US Treasury Bonds 4.625% 5/15/2054	4.01 to 4.49	6,430,000	6,153,962
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.59 to 2.63	2,995,125	2,843,875
US Treasury Notes 4.75% 2/15/2045	4.95	17,900,000	17,595,141
US Treasury Notes 4.875% 10/31/2030	4.31	1,400,000	1,458,351
TOTAL U.S. TREASURY OBLIGATIONS (Cost $44,153,490)			43,596,543

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j) (Cost $23,279,270)	4.33	23,274,615	23,279,270

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/02/30	5,370,000	201,886

Call Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.065% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/02/30	5,370,000	194,941

TOTAL PURCHASED SWAPTIONS (Cost $430,674)			396,827

TOTAL INVESTMENT IN SECURITIES - 134.5% (Cost $2,539,011,912)	2,415,137,294
NET OTHER ASSETS (LIABILITIES) - (34.5)%	(618,829,529)
NET ASSETS - 100.0%	1,796,307,765

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 5.5% 8/1/2055	(72,225,000)	(72,034,795)
Ginnie Mae II Pool 6% 8/1/2055	(172,700,000)	(175,060,464)
Uniform Mortgage Backed Securities 2% 8/1/2055	(1,700,000)	(1,328,922)
Uniform Mortgage Backed Securities 2.5% 8/1/2055	(12,525,000)	(10,256,800)
Uniform Mortgage Backed Securities 3.5% 8/1/2055	(3,700,000)	(3,305,285)
Uniform Mortgage Backed Securities 5% 8/1/2055	(21,700,000)	(21,117,661)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(283,103,927)

TOTAL TBA SALE COMMITMENTS (Proceeds $282,961,557)		(283,103,927)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2 Year US Treasury Note Contracts (United States)	458	Sep 2025	94,813,156	(76,574)	(76,574)
CBOT US Treasury Long Bond Contracts (United States)	142	Sep 2025	16,214,625	140,019	140,019

TOTAL PURCHASED					63,445

Sold

Interest Rate Contracts
CBOT 10 Year US Treasury Bond Contracts (United States)	854	Sep 2025	94,847,375	(933,393)	(933,393)
CBOT 5 Year US Treasury Note Contracts (United States)	97	Sep 2025	10,494,945	(72,159)	(72,159)

TOTAL SOLD					(1,005,552)

TOTAL FUTURES CONTRACTS					(942,107)
The notional amount of futures purchased as a percentage of Net Assets is 6.2%
The notional amount of futures sold as a percentage of Net Assets is 5.8%

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	Sep 2032	11,444,000	(53,035)	0	(53,035)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	Sep 2028	111,134,000	(111,569)	0	(111,569)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	Sep 2027	51,307,000	48,315	0	48,315
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	Sep 2029	27,444,000	(72,898)	0	(72,898)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	Sep 2045	15,531,000	(76,356)	0	(76,356)
TOTAL INTEREST RATE SWAPS							(265,543)	0	(265,543)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
(4)Represents floating rate.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,568,587.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $5,388,733.
(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	6,989,866	507,075,312	490,785,908	1,991,509	-	-	23,279,270	23,274,615	0.0%
Fidelity Securities Lending Cash Central Fund	-	144,698,967	144,698,967	5,266	-	-	-	-	0.0%
Total	6,989,866	651,774,279	635,484,875	1,996,775	-	-	23,279,270

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Collateralized Mortgage Obligations	189,713,637	-	189,713,637	-

Commercial Mortgage Securities	29,829,960	-	29,829,960	-

U.S. Government Agency - Mortgage Securities	2,128,321,057	-	2,128,321,057	-

U.S. Treasury Obligations	43,596,543	-	43,596,543	-

Money Market Funds	23,279,270	23,279,270	-	-

Purchased Swaptions	396,827	-	396,827	-
Total Investments in Securities:	2,415,137,294	23,279,270	2,391,858,024	-
Derivative Instruments:

Assets
Futures Contracts	140,019	140,019	-	-
Swaps	48,315	-	48,315	-
Total Assets	188,334	140,019	48,315	-

Liabilities
Futures Contracts	(1,082,126)	(1,082,126)	-	-
Swaps	(313,858)	-	(313,858)	-
Total Liabilities	(1,395,984)	(1,082,126)	(313,858)	-
Total Derivative Instruments:	(1,207,650)	(942,107)	(265,543)	-
Other Financial Instruments:

TBA Sale Commitments	(283,103,927)	-	(283,103,927)	-
Total Other Financial Instruments:	(283,103,927)	-	(283,103,927)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	140,019	(1,082,126)
Purchased Swaptions (b)	396,827	0
Swaps (c)	48,315	(313,858)
Total Interest Rate Risk	585,161	(1,395,984)
Total Value of Derivatives	585,161	(1,395,984)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(b)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.
(c)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of July 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,515,732,642)	$2,391,858,024
Fidelity Central Funds (cost $23,279,270)	23,279,270

Total Investment in Securities (cost $2,539,011,912)		$2,415,137,294
Receivable for investments sold		8,145,724
Receivable for TBA sale commitments		282,961,557
Receivable for fund shares sold		104,721
Interest receivable		6,055,139
Distributions receivable from Fidelity Central Funds		78,166
Other receivables		4,064
Total assets		2,712,486,665
Liabilities
Payable for investments purchased
Regular delivery	$430,674
Delayed delivery	629,949,095
TBA sale commitments, at value	283,103,927
Payable for fund shares redeemed	1,283,031
Distributions payable	669,008
Accrued management fee	422,953
Payable for daily variation margin on futures contracts	27,648
Payable for daily variation margin on centrally cleared swaps	36,529
Other affiliated payables	251,971
Other payables and accrued expenses	4,064
Total liabilities		916,178,900
Net Assets		$1,796,307,765
Net Assets consist of:
Paid in capital		$2,195,001,026
Total accumulated earnings (loss)		(398,693,261)
Net Assets		$1,796,307,765
Net Asset Value, offering price and redemption price per share ($1,796,307,765 ÷ 177,158,383 shares)		$10.14
Statement of Operations
Year ended July 31, 2025
Investment Income
Interest		$76,682,162
Income from Fidelity Central Funds (including $5,266 from security lending)		1,996,775
Total income		78,678,937
Expenses
Management fee	$5,346,337
Transfer agent fees	1,895,864
Fund wide operations fee	1,284,393
Independent trustees' fees and expenses	4,794
Total expenses before reductions	8,531,388
Expense reductions	(1,951)
Total expenses after reductions		8,529,437
Net Investment income (loss)		70,149,500
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(168,934)
Futures contracts	(895,879)
Swaps	2,029,676
Total net realized gain (loss)		964,863
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(18,161,409)
Futures contracts	2,296,042
Swaps	1,472,750
Written options	(238,958)
TBA sale commitments	2,745,017
Total change in net unrealized appreciation (depreciation)		(11,886,558)
Net gain (loss)		(10,921,695)
Net increase (decrease) in net assets resulting from operations		$59,227,805
Statement of Changes in Net Assets

	Year ended July 31, 2025	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$70,149,500	$77,389,893
Net realized gain (loss)	964,863	(16,344,633)
Change in net unrealized appreciation (depreciation)	(11,886,558)	40,653,928
Net increase (decrease) in net assets resulting from operations	59,227,805	101,699,188
Distributions to shareholders	(73,208,725)	(75,877,331)

Share transactions
Proceeds from sales of shares	107,473,793	129,683,025
Reinvestment of distributions	64,463,614	66,831,568
Cost of shares redeemed	(414,775,388)	(480,068,877)

Net increase (decrease) in net assets resulting from share transactions	(242,837,981)	(283,554,284)
Total increase (decrease) in net assets	(256,818,901)	(257,732,427)

Net Assets
Beginning of period	2,053,126,666	2,310,859,093
End of period	$1,796,307,765	$2,053,126,666

Other Information
Shares
Sold	10,572,194	13,229,184
Issued in reinvestment of distributions	6,343,344	6,734,662
Redeemed	(40,879,753)	(48,519,087)
Net increase (decrease)	(23,964,215)	(28,555,241)

Financial Highlights
Fidelity® GNMA Fund

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.21	$10.06	$10.86	$11.73	$11.80
Income from Investment Operations
Net investment income (loss) A,B	.376	.361	.326	.116	.097
Net realized and unrealized gain (loss)	(.054)	.143	(.823)	(.838)	(.065)
Total from investment operations	.322	.504	(.497)	(.722)	.032
Distributions from net investment income	(.392)	(.354)	(.303)	(.121)	(.093) C
Distributions from net realized gain	-	-	-	(.027)	(.009) C
Total distributions	(.392)	(.354)	(.303)	(.148)	(.102)
Net asset value, end of period	$10.14	$10.21	$10.06	$10.86	$11.73
Total Return D	3.22%	5.17%	(4.39)%	(6.19)%	.27%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions, if any	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.70%	3.64%	3.20%	1.03%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$1,796,308	$2,053,127	$2,310,859	$2,892,759	$3,957,595
Portfolio turnover rate G	639%	781%	776%	863%	593%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended July 31, 2025

1. Organization.
Fidelity GNMA Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity GNMA Fund	$4,064

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, capital loss carryforwards and losses deferred due to wash sales and futures transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$7,806,408
Gross unrealized depreciation	(136,039,587)
Net unrealized appreciation (depreciation)	$(128,233,179)
Tax Cost	$2,542,962,560

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(265,531,332)
Net unrealized appreciation (depreciation) on securities and other investments	$(128,233,179)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(235,470,441)
Long-term	(30,060,891)
Total capital loss carryforward	$(265,531,332)

The tax character of distributions paid was as follows:

	July 31, 2025	July 31, 2024
Ordinary Income	$73,208,725	$ 75,877,331

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. For OTC written options with upfront premiums received, a fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity GNMA Fund
Interest Rate Risk
Futures Contracts	(895,879)	2,296,042
Purchased Options	591,161	(42,079)
Written Options	-	(238,958)
Swaps	2,029,676	1,472,750
Total Interest Rate Risk	1,724,958	3,487,755
Totals	1,724,958	3,487,755

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity GNMA Fund	232,219,274

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity GNMA Fund	218,255,167

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity GNMA Fund	3,520,775,253	3,537,310,020
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .282% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund-level expenses (which may not include transfer agent, the compensation of the independent Trustees, interest, taxes or extraordinary expenses, as applicable) in return for a FWOE fee equal to .35% of fund-level average net assets less the total amount of the management fee. The FWOE paid by a fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annual rate expressed as a percentage of average net assets:

Fidelity GNMA Fund	.07%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity GNMA Fund	572	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,951.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Income Fund and Shareholders of Fidelity GNMA Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity GNMA Fund (one of the funds constituting Fidelity Income Fund, referred to hereafter as the "Fund") as of July 31, 2025, the related statement of operations for the year ended July 31, 2025, the statement of changes in net assets for each of the two years in the period ended July 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2025 and the financial highlights for each of the five years in the period ended July 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
September 12, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 6.82% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $74,656,662 of distributions paid in the calendar year 2024 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $73,208,725 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.930526.114
MOG-ANN-0925

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	September 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	September 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	September 22, 2025